As filed with the Securities and Exchange Commission on January 6, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:   October 31

Date of reporting period: October 31, 2025*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1:	Report(s) to Shareholders.

(a)

Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class A

ICLAX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.50%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 11.72%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class A shares of the Fund posted positive returns and, at NAV, outperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$9,453	$10,000	$10,000
11/30/2015	$9,444	$9,974	$9,975
12/31/2015	$9,328	$9,941	$9,901
1/31/2016	$9,154	$10,078	$9,795
2/29/2016	$9,154	$10,150	$9,820
3/31/2016	$9,455	$10,243	$10,110
4/30/2016	$9,542	$10,282	$10,175
5/31/2016	$9,586	$10,285	$10,214
6/30/2016	$9,645	$10,469	$10,306
7/31/2016	$9,847	$10,536	$10,496
8/31/2016	$9,890	$10,524	$10,493
9/30/2016	$9,920	$10,517	$10,503
10/31/2016	$9,814	$10,437	$10,381
11/30/2016	$9,753	$10,190	$10,297
12/31/2016	$9,842	$10,205	$10,393
1/31/2017	$9,961	$10,225	$10,486
2/28/2017	$10,116	$10,293	$10,651
3/31/2017	$10,151	$10,288	$10,681
4/30/2017	$10,252	$10,367	$10,790
5/31/2017	$10,353	$10,447	$10,923
6/30/2017	$10,375	$10,437	$10,931
7/31/2017	$10,503	$10,481	$11,049
8/31/2017	$10,549	$10,575	$11,122
9/30/2017	$10,611	$10,525	$11,173
10/31/2017	$10,676	$10,531	$11,259
11/30/2017	$10,722	$10,518	$11,348
12/31/2017	$10,813	$10,566	$11,432
1/31/2018	$10,998	$10,444	$11,568
2/28/2018	$10,774	$10,345	$11,338
3/31/2018	$10,757	$10,412	$11,294
4/30/2018	$10,737	$10,334	$11,277
5/31/2018	$10,757	$10,408	$11,373
6/30/2018	$10,716	$10,395	$11,368
7/31/2018	$10,824	$10,398	$11,504
8/31/2018	$10,873	$10,464	$11,623
9/30/2018	$10,841	$10,397	$11,602
10/31/2018	$10,487	$10,315	$11,252
11/30/2018	$10,517	$10,377	$11,352
12/31/2018	$10,341	$10,567	$11,176
1/31/2019	$10,698	$10,679	$11,551
2/28/2019	$10,782	$10,673	$11,669
3/31/2019	$10,922	$10,878	$11,880
4/30/2019	$11,049	$10,881	$12,036
5/31/2019	$10,901	$11,074	$11,928
6/30/2019	$11,202	$11,213	$12,307
7/31/2019	$11,212	$11,238	$12,353
8/31/2019	$11,265	$11,529	$12,480
9/30/2019	$11,287	$11,468	$12,532
10/31/2019	$11,393	$11,502	$12,669
11/30/2019	$11,478	$11,496	$12,795
12/31/2019	$11,617	$11,488	$12,927
1/31/2020	$11,671	$11,709	$13,061
2/29/2020	$11,486	$11,920	$12,827
3/31/2020	$10,581	$11,850	$12,212
4/30/2020	$11,184	$12,061	$12,824
5/31/2020	$11,546	$12,117	$13,072
6/30/2020	$11,809	$12,193	$13,236
7/31/2020	$12,160	$12,375	$13,582
8/31/2020	$12,368	$12,275	$13,828
9/30/2020	$12,245	$12,269	$13,656
10/31/2020	$12,113	$12,214	$13,470
11/30/2020	$12,881	$12,334	$14,159
12/31/2020	$13,145	$12,351	$14,381
1/31/2021	$13,111	$12,262	$14,264
2/28/2021	$13,145	$12,085	$14,258
3/31/2021	$13,172	$11,934	$14,309
4/30/2021	$13,458	$12,028	$14,615
5/31/2021	$13,549	$12,068	$14,720
6/30/2021	$13,711	$12,152	$14,864
7/31/2021	$13,813	$12,288	$15,065
8/31/2021	$13,916	$12,265	$15,178
9/30/2021	$13,619	$12,159	$14,872
10/31/2021	$13,906	$12,155	$15,164
11/30/2021	$13,722	$12,191	$15,077
12/31/2021	$13,858	$12,160	$15,277
1/31/2022	$13,379	$11,898	$14,781
2/28/2022	$13,133	$11,765	$14,542
3/31/2022	$12,992	$11,439	$14,420
4/30/2022	$12,327	$11,005	$13,645
5/31/2022	$12,388	$11,075	$13,705
6/30/2022	$11,818	$10,902	$13,150
7/31/2022	$12,263	$11,168	$13,724
8/31/2022	$11,905	$10,853	$13,272
9/30/2022	$11,239	$10,384	$12,467
10/31/2022	$11,437	$10,249	$12,675
11/30/2022	$11,946	$10,626	$13,287
12/31/2022	$11,753	$10,578	$13,050
1/31/2023	$12,253	$10,904	$13,635
2/28/2023	$11,953	$10,622	$13,291
3/31/2023	$12,193	$10,891	$13,654
4/30/2023	$12,294	$10,957	$13,791
5/31/2023	$12,155	$10,838	$13,646
6/30/2023	$12,387	$10,799	$13,903
7/31/2023	$12,513	$10,792	$14,060
8/31/2023	$12,349	$10,723	$13,884
9/30/2023	$11,963	$10,451	$13,445
10/31/2023	$11,735	$10,286	$13,171
11/30/2023	$12,420	$10,751	$13,991
12/31/2023	$12,955	$11,163	$14,579
1/31/2024	$12,994	$11,132	$14,614
2/29/2024	$13,135	$10,975	$14,697
3/31/2024	$13,395	$11,076	$14,950
4/30/2024	$12,970	$10,797	$14,511
5/31/2024	$13,279	$10,980	$14,897
6/30/2024	$13,451	$11,084	$15,095
7/31/2024	$13,711	$11,342	$15,417
8/31/2024	$13,983	$11,505	$15,704
9/30/2024	$14,173	$11,660	$15,941
10/31/2024	$13,859	$11,370	$15,574
11/30/2024	$14,225	$11,491	$15,931
12/31/2024	$13,901	$11,303	$15,616
1/31/2025	$14,178	$11,362	$15,863
2/28/2025	$14,297	$11,612	$16,050
3/31/2025	$14,042	$11,617	$15,803
4/30/2025	$14,068	$11,663	$15,893
5/31/2025	$14,360	$11,579	$16,148
6/30/2025	$14,769	$11,757	$16,554
7/31/2025	$14,822	$11,726	$16,600
8/31/2025	$15,062	$11,866	$16,880
9/30/2025	$15,323	$11,996	$17,190
10/31/2025	$15,484	$12,071	$17,380

Average Annual Total Returns

I3BU1	1 Year	5 Years	10 Years
Class A with Load	5.55%	3.86%	4.47%
Class A	11.72%	5.03%	5.06%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class C

ICLLX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.27%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 10.74%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class C shares of the Fund posted positive returns and, at NAV, underperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,991	$9,974	$9,975
12/31/2015	$9,866	$9,941	$9,901
1/31/2016	$9,671	$10,078	$9,795
2/29/2016	$9,671	$10,150	$9,820
3/31/2016	$9,983	$10,243	$10,110
4/30/2016	$10,067	$10,282	$10,175
5/31/2016	$10,104	$10,285	$10,214
6/30/2016	$10,160	$10,469	$10,306
7/31/2016	$10,374	$10,536	$10,496
8/31/2016	$10,401	$10,524	$10,493
9/30/2016	$10,431	$10,517	$10,503
10/31/2016	$10,310	$10,437	$10,381
11/30/2016	$10,236	$10,190	$10,297
12/31/2016	$10,328	$10,205	$10,393
1/31/2017	$10,444	$10,225	$10,486
2/28/2017	$10,598	$10,293	$10,651
3/31/2017	$10,634	$10,288	$10,681
4/30/2017	$10,740	$10,367	$10,790
5/31/2017	$10,827	$10,447	$10,923
6/30/2017	$10,848	$10,437	$10,931
7/31/2017	$10,973	$10,481	$11,049
8/31/2017	$11,022	$10,575	$11,122
10/31/2017	$11,134	$10,531	$11,259
11/30/2017	$11,182	$10,518	$11,348
12/31/2017	$11,266	$10,566	$11,432
1/31/2018	$11,450	$10,444	$11,568
2/28/2018	$11,215	$10,345	$11,338
3/31/2018	$11,186	$10,412	$11,294
4/30/2018	$11,155	$10,334	$11,277
5/31/2018	$11,165	$10,408	$11,373
6/30/2018	$11,121	$10,395	$11,368
7/31/2018	$11,223	$10,398	$11,504
8/31/2018	$11,264	$10,464	$11,623
9/30/2018	$11,229	$10,397	$11,602
10/31/2018	$10,860	$10,315	$11,252
11/30/2018	$10,881	$10,377	$11,352
12/31/2018	$10,684	$10,567	$11,176
1/31/2019	$11,045	$10,679	$11,551
2/28/2019	$11,132	$10,673	$11,669
3/31/2019	$11,266	$10,878	$11,880
4/30/2019	$11,387	$10,881	$12,036
5/31/2019	$11,233	$11,074	$11,928
6/30/2019	$11,534	$11,213	$12,307
7/31/2019	$11,545	$11,238	$12,353
8/31/2019	$11,578	$11,529	$12,480
9/30/2019	$11,600	$11,468	$12,532
10/31/2019	$11,709	$11,502	$12,669
11/30/2019	$11,775	$11,496	$12,795
12/31/2019	$11,918	$11,488	$12,927
1/31/2020	$11,963	$11,709	$13,061
2/29/2020	$11,771	$11,920	$12,827
3/31/2020	$10,834	$11,850	$12,212
4/30/2020	$11,444	$12,061	$12,824
5/31/2020	$11,795	$12,117	$13,072
6/30/2020	$12,066	$12,193	$13,236
7/31/2020	$12,417	$12,375	$13,582
8/31/2020	$12,620	$12,275	$13,828
9/30/2020	$12,485	$12,269	$13,656
10/31/2020	$12,338	$12,214	$13,470
11/30/2020	$13,118	$12,334	$14,159
12/31/2020	$13,387	$12,351	$14,381
1/31/2021	$13,340	$12,262	$14,264
2/28/2021	$13,352	$12,085	$14,258
3/31/2021	$13,387	$11,934	$14,309
4/30/2021	$13,656	$12,028	$14,615
5/31/2021	$13,750	$12,068	$14,720
6/30/2021	$13,902	$12,152	$14,864
7/31/2021	$13,996	$12,288	$15,065
8/31/2021	$14,090	$12,265	$15,178
9/30/2021	$13,792	$12,159	$14,872
10/31/2021	$14,062	$12,155	$15,164
11/30/2021	$13,863	$12,191	$15,077
12/31/2021	$13,998	$12,160	$15,277
1/31/2022	$13,496	$11,898	$14,781
2/28/2022	$13,245	$11,765	$14,542
3/31/2022	$13,098	$11,439	$14,420
4/30/2022	$12,420	$11,005	$13,645
5/31/2022	$12,470	$11,075	$13,705
6/30/2022	$11,888	$10,902	$13,150
7/31/2022	$12,329	$11,168	$13,724
8/31/2022	$11,964	$10,853	$13,272
9/30/2022	$11,276	$10,384	$12,467
10/31/2022	$11,478	$10,249	$12,675
11/30/2022	$11,969	$10,626	$13,287
12/31/2022	$11,774	$10,578	$13,050
1/31/2023	$12,268	$10,904	$13,635
2/28/2023	$11,964	$10,622	$13,291
3/31/2023	$12,195	$10,891	$13,654
4/30/2023	$12,284	$10,957	$13,791
5/31/2023	$12,144	$10,838	$13,646
6/30/2023	$12,365	$10,799	$13,903
7/31/2023	$12,480	$10,792	$14,060
8/31/2023	$12,314	$10,723	$13,884
9/30/2023	$11,924	$10,451	$13,445
10/31/2023	$11,681	$10,286	$13,171
11/30/2023	$12,346	$10,751	$13,991
12/31/2023	$12,884	$11,163	$14,579
1/31/2024	$12,910	$11,132	$14,614
2/29/2024	$13,039	$10,975	$14,697
3/31/2024	$13,298	$11,076	$14,950
4/30/2024	$12,858	$10,797	$14,511
5/31/2024	$13,169	$10,980	$14,897
6/30/2024	$13,314	$11,084	$15,095
7/31/2024	$13,561	$11,342	$15,417
8/31/2024	$13,820	$11,505	$15,704
9/30/2024	$14,008	$11,660	$15,941
10/31/2024	$13,695	$11,370	$15,574
11/30/2024	$14,034	$11,491	$15,931
12/31/2024	$13,714	$11,303	$15,616
1/31/2025	$13,978	$11,362	$15,863
2/28/2025	$14,083	$11,612	$16,050
3/31/2025	$13,815	$11,617	$15,803
4/30/2025	$13,841	$11,663	$15,893
5/31/2025	$14,118	$11,579	$16,148
6/30/2025	$14,498	$11,757	$16,554
7/31/2025	$14,551	$11,726	$16,600
8/31/2025	$14,776	$11,866	$16,880
9/30/2025	$15,033	$11,996	$17,190
10/31/2025	$15,166	$12,071	$17,380

Average Annual Total Returns

I3BU3	1 Year	5 Years	10 Years
Class C with Load	9.74%	4.21%	4.25%
Class C	10.74%	4.21%	4.25%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class I

TACIX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.17%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 12.04%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class I shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,991	$9,974	$9,975
12/31/2015	$9,883	$9,941	$9,901
1/31/2016	$9,698	$10,078	$9,795
2/29/2016	$9,698	$10,150	$9,820
3/31/2016	$10,022	$10,243	$10,110
4/30/2016	$10,114	$10,282	$10,175
5/31/2016	$10,161	$10,285	$10,214
6/30/2016	$10,219	$10,469	$10,306
7/31/2016	$10,441	$10,536	$10,496
8/31/2016	$10,488	$10,524	$10,493
9/30/2016	$10,515	$10,517	$10,503
10/31/2016	$10,413	$10,437	$10,381
11/30/2016	$10,348	$10,190	$10,297
12/31/2016	$10,438	$10,205	$10,393
1/31/2017	$10,574	$10,225	$10,486
2/28/2017	$10,738	$10,293	$10,651
3/31/2017	$10,781	$10,288	$10,681
4/30/2017	$10,887	$10,367	$10,790
5/31/2017	$10,994	$10,447	$10,923
6/30/2017	$11,013	$10,437	$10,931
7/31/2017	$11,158	$10,481	$11,049
8/31/2017	$11,217	$10,575	$11,122
10/31/2017	$11,348	$10,531	$11,259
11/30/2017	$11,406	$10,518	$11,348
12/31/2017	$11,499	$10,566	$11,432
1/31/2018	$11,695	$10,444	$11,568
2/28/2018	$11,468	$10,345	$11,338
3/31/2018	$11,446	$10,412	$11,294
4/30/2018	$11,425	$10,334	$11,277
5/31/2018	$11,446	$10,408	$11,373
6/30/2018	$11,408	$10,395	$11,368
7/31/2018	$11,522	$10,398	$11,504
8/31/2018	$11,574	$10,464	$11,623
9/30/2018	$11,546	$10,397	$11,602
10/31/2018	$11,171	$10,315	$11,252
11/30/2018	$11,202	$10,377	$11,352
12/31/2018	$11,021	$10,567	$11,176
1/31/2019	$11,400	$10,679	$11,551
2/28/2019	$11,500	$10,673	$11,669
3/31/2019	$11,644	$10,878	$11,880
4/30/2019	$11,779	$10,881	$12,036
5/31/2019	$11,633	$11,074	$11,928
6/30/2019	$11,949	$11,213	$12,307
7/31/2019	$11,971	$11,238	$12,353
8/31/2019	$12,016	$11,529	$12,480
9/30/2019	$12,046	$11,468	$12,532
10/31/2019	$12,170	$11,502	$12,669
11/30/2019	$12,249	$11,496	$12,795
12/31/2019	$12,403	$11,488	$12,927
1/31/2020	$12,473	$11,709	$13,061
2/29/2020	$12,275	$11,920	$12,827
3/31/2020	$11,307	$11,850	$12,212
4/30/2020	$11,950	$12,061	$12,824
5/31/2020	$12,335	$12,117	$13,072
6/30/2020	$12,627	$12,193	$13,236
7/31/2020	$13,001	$12,375	$13,582
8/31/2020	$13,223	$12,275	$13,828
9/30/2020	$13,099	$12,269	$13,656
10/31/2020	$12,959	$12,214	$13,470
11/30/2020	$13,790	$12,334	$14,159
12/31/2020	$14,078	$12,351	$14,381
1/31/2021	$14,042	$12,262	$14,264
2/28/2021	$14,078	$12,085	$14,258
3/31/2021	$14,114	$11,934	$14,309
4/30/2021	$14,418	$12,028	$14,615
5/31/2021	$14,528	$12,068	$14,720
6/30/2021	$14,696	$12,152	$14,864
7/31/2021	$14,806	$12,288	$15,065
8/31/2021	$14,928	$12,265	$15,178
9/30/2021	$14,619	$12,159	$14,872
10/31/2021	$14,913	$12,155	$15,164
11/30/2021	$14,729	$12,191	$15,077
12/31/2021	$14,882	$12,160	$15,277
1/31/2022	$14,370	$11,898	$14,781
2/28/2022	$14,108	$11,765	$14,542
3/31/2022	$13,964	$11,439	$14,420
4/30/2022	$13,279	$11,005	$13,645
5/31/2022	$13,345	$11,075	$13,705
6/30/2022	$12,743	$10,902	$13,150
7/31/2022	$13,219	$11,168	$13,724
8/31/2022	$12,836	$10,853	$13,272
9/30/2022	$12,118	$10,384	$12,467
10/31/2022	$12,340	$10,249	$12,675
11/30/2022	$12,886	$10,626	$13,287
12/31/2022	$12,685	$10,578	$13,050
1/31/2023	$13,222	$10,904	$13,635
2/28/2023	$12,914	$10,622	$13,291
3/31/2023	$13,179	$10,891	$13,654
4/30/2023	$13,287	$10,957	$13,791
5/31/2023	$13,139	$10,838	$13,646
6/30/2023	$13,382	$10,799	$13,903
7/31/2023	$13,531	$10,792	$14,060
8/31/2023	$13,368	$10,723	$13,884
9/30/2023	$12,947	$10,451	$13,445
10/31/2023	$12,701	$10,286	$13,171
11/30/2023	$13,438	$10,751	$13,991
12/31/2023	$14,035	$11,163	$14,579
1/31/2024	$14,076	$11,132	$14,614
2/29/2024	$14,228	$10,975	$14,697
3/31/2024	$14,516	$11,076	$14,950
4/30/2024	$14,058	$10,797	$14,511
5/31/2024	$14,405	$10,980	$14,897
6/30/2024	$14,584	$11,084	$15,095
7/31/2024	$14,863	$11,342	$15,417
8/31/2024	$15,171	$11,505	$15,704
9/30/2024	$15,383	$11,660	$15,941
10/31/2024	$15,045	$11,370	$15,574
11/30/2024	$15,454	$11,491	$15,931
12/31/2024	$15,106	$11,303	$15,616
1/31/2025	$15,405	$11,362	$15,863
2/28/2025	$15,547	$11,612	$16,050
3/31/2025	$15,253	$11,617	$15,803
4/30/2025	$15,296	$11,663	$15,893
5/31/2025	$15,625	$11,579	$16,148
6/30/2025	$16,060	$11,757	$16,554
7/31/2025	$16,132	$11,726	$16,600
8/31/2025	$16,391	$11,866	$16,880
9/30/2025	$16,698	$11,996	$17,190
10/31/2025	$16,857	$12,071	$17,380

Average Annual Total Returns

I3BU8	1 Year	5 Years	10 Years
Class I	12.04%	5.40%	5.36%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class R

ICVRX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$76	0.72%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 11.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R shares of the Fund posted positive returns and underperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,991	$9,974	$9,975
12/31/2015	$9,866	$9,941	$9,901
1/31/2016	$9,674	$10,078	$9,795
2/29/2016	$9,674	$10,150	$9,820
3/31/2016	$9,988	$10,243	$10,110
4/30/2016	$10,079	$10,282	$10,175
5/31/2016	$10,125	$10,285	$10,214
6/30/2016	$10,178	$10,469	$10,306
7/31/2016	$10,389	$10,536	$10,496
8/31/2016	$10,425	$10,524	$10,493
9/30/2016	$10,454	$10,517	$10,503
10/31/2016	$10,344	$10,437	$10,381
11/30/2016	$10,271	$10,190	$10,297
12/31/2016	$10,362	$10,205	$10,393
1/31/2017	$10,486	$10,225	$10,486
2/28/2017	$10,638	$10,293	$10,651
3/31/2017	$10,681	$10,288	$10,681
4/30/2017	$10,786	$10,367	$10,790
5/31/2017	$10,881	$10,447	$10,923
6/30/2017	$10,904	$10,437	$10,931
7/31/2017	$11,028	$10,481	$11,049
8/31/2017	$11,085	$10,575	$11,122
10/31/2017	$11,208	$10,531	$11,259
11/30/2017	$11,255	$10,518	$11,348
12/31/2017	$11,353	$10,566	$11,432
1/31/2018	$11,534	$10,444	$11,568
2/28/2018	$11,302	$10,345	$11,338
3/31/2018	$11,275	$10,412	$11,294
4/30/2018	$11,255	$10,334	$11,277
5/31/2018	$11,265	$10,408	$11,373
6/30/2018	$11,231	$10,395	$11,368
7/31/2018	$11,332	$10,398	$11,504
8/31/2018	$11,373	$10,464	$11,623
9/30/2018	$11,338	$10,397	$11,602
10/31/2018	$10,972	$10,315	$11,252
11/30/2018	$10,992	$10,377	$11,352
12/31/2018	$10,807	$10,567	$11,176
1/31/2019	$11,176	$10,679	$11,551
2/28/2019	$11,263	$10,673	$11,669
3/31/2019	$11,408	$10,878	$11,880
4/30/2019	$11,527	$10,881	$12,036
5/31/2019	$11,375	$11,074	$11,928
6/30/2019	$11,685	$11,213	$12,307
7/31/2019	$11,695	$11,238	$12,353
8/31/2019	$11,739	$11,529	$12,480
9/30/2019	$11,771	$11,468	$12,532
10/31/2019	$11,880	$11,502	$12,669
11/30/2019	$11,956	$11,496	$12,795
12/31/2019	$12,100	$11,488	$12,927
1/31/2020	$12,156	$11,709	$13,061
2/29/2020	$11,954	$11,920	$12,827
3/31/2020	$11,013	$11,850	$12,212
4/30/2020	$11,633	$12,061	$12,824
5/31/2020	$12,005	$12,117	$13,072
6/30/2020	$12,276	$12,193	$13,236
7/31/2020	$12,637	$12,375	$13,582
8/31/2020	$12,851	$12,275	$13,828
9/30/2020	$12,727	$12,269	$13,656
10/31/2020	$12,580	$12,214	$13,470
11/30/2020	$13,381	$12,334	$14,159
12/31/2020	$13,655	$12,351	$14,381
1/31/2021	$13,620	$12,262	$14,264
2/28/2021	$13,643	$12,085	$14,258
3/31/2021	$13,672	$11,934	$14,309
4/30/2021	$13,965	$12,028	$14,615
5/31/2021	$14,058	$12,068	$14,720
6/30/2021	$14,226	$12,152	$14,864
7/31/2021	$14,319	$12,288	$15,065
8/31/2021	$14,425	$12,265	$15,178
9/30/2021	$14,123	$12,159	$14,872
10/31/2021	$14,405	$12,155	$15,164
11/30/2021	$14,217	$12,191	$15,077
12/31/2021	$14,357	$12,160	$15,277
1/31/2022	$13,854	$11,898	$14,781
2/28/2022	$13,590	$11,765	$14,542
3/31/2022	$13,450	$11,439	$14,420
4/30/2022	$12,758	$11,005	$13,645
5/31/2022	$12,821	$11,075	$13,705
6/30/2022	$12,226	$10,902	$13,150
7/31/2022	$12,680	$11,168	$13,724
8/31/2022	$12,314	$10,853	$13,272
9/30/2022	$11,614	$10,384	$12,467
10/31/2022	$11,817	$10,249	$12,675
11/30/2022	$12,335	$10,626	$13,287
12/31/2022	$12,141	$10,578	$13,050
1/31/2023	$12,651	$10,904	$13,635
2/28/2023	$12,345	$10,622	$13,291
3/31/2023	$12,594	$10,891	$13,654
4/30/2023	$12,696	$10,957	$13,791
5/31/2023	$12,542	$10,838	$13,646
6/30/2023	$12,770	$10,799	$13,903
7/31/2023	$12,911	$10,792	$14,060
8/31/2023	$12,744	$10,723	$13,884
9/30/2023	$12,343	$10,451	$13,445
10/31/2023	$12,098	$10,286	$13,171
11/30/2023	$12,794	$10,751	$13,991
12/31/2023	$13,356	$11,163	$14,579
1/31/2024	$13,382	$11,132	$14,614
2/29/2024	$13,525	$10,975	$14,697
3/31/2024	$13,819	$11,076	$14,950
4/30/2024	$13,374	$10,797	$14,511
5/31/2024	$13,688	$10,980	$14,897
6/30/2024	$13,854	$11,084	$15,095
7/31/2024	$14,117	$11,342	$15,417
8/31/2024	$14,407	$11,505	$15,704
9/30/2024	$14,590	$11,660	$15,941
10/31/2024	$14,273	$11,370	$15,574
11/30/2024	$14,643	$11,491	$15,931
12/31/2024	$14,313	$11,303	$15,616
1/31/2025	$14,580	$11,362	$15,863
2/28/2025	$14,714	$11,612	$16,050
3/31/2025	$14,435	$11,617	$15,803
4/30/2025	$14,462	$11,663	$15,893
5/31/2025	$14,757	$11,579	$16,148
6/30/2025	$15,176	$11,757	$16,554
7/31/2025	$15,230	$11,726	$16,600
8/31/2025	$15,472	$11,866	$16,880
9/30/2025	$15,741	$11,996	$17,190
10/31/2025	$15,904	$12,071	$17,380

Average Annual Total Returns

I3BU5	1 Year	5 Years	10 Years
Class R	11.43%	4.80%	4.75%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class R3

TAAJX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 11.90%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$9,927	$9,722	$9,915
4/30/2022	$9,420	$9,353	$9,383
5/31/2022	$9,467	$9,414	$9,424
6/30/2022	$9,028	$9,266	$9,043
7/31/2022	$9,368	$9,492	$9,437
8/31/2022	$9,104	$9,224	$9,126
9/30/2022	$8,582	$8,826	$8,573
10/31/2022	$8,743	$8,711	$8,716
11/30/2022	$9,131	$9,032	$9,137
12/31/2022	$8,978	$8,991	$8,974
1/31/2023	$9,359	$9,267	$9,376
2/28/2023	$9,140	$9,028	$9,139
3/31/2023	$9,327	$9,257	$9,389
4/30/2023	$9,404	$9,313	$9,484
5/31/2023	$9,299	$9,212	$9,383
6/30/2023	$9,471	$9,179	$9,560
7/31/2023	$9,577	$9,173	$9,668
8/31/2023	$9,451	$9,114	$9,547
9/30/2023	$9,160	$8,882	$9,245
10/31/2023	$8,976	$8,742	$9,057
11/30/2023	$9,499	$9,138	$9,620
12/31/2023	$9,921	$9,488	$10,025
1/31/2024	$9,940	$9,462	$10,049
2/29/2024	$10,048	$9,328	$10,106
3/31/2024	$10,262	$9,414	$10,281
4/30/2024	$9,927	$9,177	$9,978
5/31/2024	$10,173	$9,332	$10,244
6/30/2024	$10,298	$9,420	$10,380
7/31/2024	$10,497	$9,640	$10,602
8/31/2024	$10,705	$9,779	$10,799
9/30/2024	$10,854	$9,910	$10,962
10/31/2024	$10,614	$9,664	$10,709
11/30/2024	$10,893	$9,766	$10,955
12/31/2024	$10,649	$9,607	$10,738
1/31/2025	$10,861	$9,657	$10,908
2/28/2025	$10,962	$9,870	$11,036
3/31/2025	$10,761	$9,874	$10,867
4/30/2025	$10,781	$9,912	$10,929
5/31/2025	$11,005	$9,842	$11,104
6/30/2025	$11,314	$9,993	$11,383
7/31/2025	$11,365	$9,966	$11,415
8/31/2025	$11,549	$10,086	$11,608
9/30/2025	$11,754	$10,196	$11,821
10/31/2025	$11,877	$10,259	$11,951

Average Annual Total Returns

I3BUH	1 Year	Since Inception 3/1/22
Class R3	11.90%	4.80%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	0.70%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	4.98%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class A

IAAAX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.48%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 21.58%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class A shares of the Fund, at NAV, underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Growth Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI World Index
10/31/2015	$9,448	$10,000
11/30/2015	$9,472	$9,950
12/31/2015	$9,294	$9,775
1/31/2016	$8,783	$9,191
2/29/2016	$8,763	$9,122
3/31/2016	$9,307	$9,741
4/30/2016	$9,387	$9,895
5/31/2016	$9,493	$9,951
6/30/2016	$9,446	$9,839
7/31/2016	$9,818	$10,255
8/31/2016	$9,891	$10,264
9/30/2016	$9,951	$10,318
10/31/2016	$9,758	$10,118
11/30/2016	$9,897	$10,264
12/31/2016	$10,064	$10,510
1/31/2017	$10,293	$10,763
2/28/2017	$10,566	$11,062
3/31/2017	$10,688	$11,180
4/30/2017	$10,853	$11,345
5/31/2017	$11,004	$11,585
6/30/2017	$11,083	$11,630
7/31/2017	$11,362	$11,908
8/31/2017	$11,348	$11,925
9/30/2017	$11,570	$12,192
10/31/2017	$11,728	$12,423
11/30/2017	$11,900	$12,692
12/31/2017	$12,092	$12,864
1/31/2018	$12,722	$13,543
2/28/2018	$12,188	$12,982
3/31/2018	$12,037	$12,699
4/30/2018	$12,116	$12,845
5/31/2018	$12,172	$12,925
6/30/2018	$12,100	$12,919
7/31/2018	$12,363	$13,323
8/31/2018	$12,475	$13,487
9/30/2018	$12,443	$13,563
10/31/2018	$11,455	$12,567
11/30/2018	$11,527	$12,709
12/31/2018	$10,707	$11,743
1/31/2019	$11,590	$12,657
2/28/2019	$11,837	$13,037
3/31/2019	$11,951	$13,209
4/30/2019	$12,312	$13,677
5/31/2019	$11,514	$12,888
6/30/2019	$12,208	$13,737
7/31/2019	$12,198	$13,805
8/31/2019	$11,856	$13,523
9/30/2019	$12,103	$13,810
10/31/2019	$12,360	$14,162
11/30/2019	$12,645	$14,556
12/31/2019	$13,041	$14,992
1/31/2020	$12,823	$14,901
2/29/2020	$11,922	$13,642
3/31/2020	$9,902	$11,836
4/30/2020	$11,104	$13,129
5/31/2020	$11,849	$13,764
6/30/2020	$12,326	$14,128
7/31/2020	$12,958	$14,803
8/31/2020	$13,569	$15,793
9/30/2020	$13,268	$15,248
10/31/2020	$12,978	$14,780
11/30/2020	$14,864	$16,670
12/31/2020	$15,500	$17,377
1/31/2021	$15,532	$17,204
2/28/2021	$15,963	$17,645
3/31/2021	$16,309	$18,232
4/30/2021	$16,988	$19,080
5/31/2021	$17,182	$19,355
6/30/2021	$17,517	$19,644
7/31/2021	$17,603	$19,995
8/31/2021	$17,948	$20,493
9/30/2021	$17,225	$19,642
10/31/2021	$18,185	$20,755
11/30/2021	$17,560	$20,300
12/31/2021	$18,001	$21,168
1/31/2022	$16,974	$20,048
2/28/2022	$16,484	$19,541
3/31/2022	$16,694	$20,077
4/30/2022	$15,351	$18,409
5/31/2022	$15,456	$18,423
6/30/2022	$14,055	$16,827
7/31/2022	$15,048	$18,163
8/31/2022	$14,464	$17,404
9/30/2022	$13,156	$15,786
10/31/2022	$14,114	$16,920
11/30/2022	$15,153	$18,096
12/31/2022	$14,517	$17,327
1/31/2023	$15,520	$18,554
2/28/2023	$15,101	$18,108
3/31/2023	$15,406	$18,667
4/30/2023	$15,596	$18,994
5/31/2023	$15,418	$18,805
6/30/2023	$16,332	$19,942
7/31/2023	$16,801	$20,612
8/31/2023	$16,383	$20,119
9/30/2023	$15,685	$19,252
10/31/2023	$15,241	$18,693
11/30/2023	$16,535	$20,445
12/31/2023	$17,426	$21,449
1/31/2024	$17,583	$21,707
2/29/2024	$18,535	$22,627
3/31/2024	$19,213	$23,354
4/30/2024	$18,456	$22,487
5/31/2024	$19,122	$23,491
6/30/2024	$19,370	$23,969
7/31/2024	$19,709	$24,391
8/31/2024	$20,204	$25,036
9/30/2024	$20,491	$25,494
10/31/2024	$20,113	$24,988
11/30/2024	$21,104	$26,135
12/31/2024	$20,463	$25,454
1/31/2025	$21,340	$26,352
2/28/2025	$21,066	$26,163
3/31/2025	$20,092	$24,998
4/30/2025	$20,175	$25,220
5/31/2025	$21,478	$26,713
6/30/2025	$22,492	$27,865
7/31/2025	$22,794	$28,224
8/31/2025	$23,329	$28,960
9/30/2025	$24,015	$29,891
10/31/2025	$24,454	$30,490

Average Annual Total Returns

I3BZ1	1 Year	5 Years	10 Years
Class A with Load	14.88%	12.23%	9.35%
Class A	21.58%	13.51%	9.98%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class A

Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class C

IAALX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.30%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 20.54%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class C shares of the Fund, at NAV, underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Growth Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI World Index
10/31/2015	$10,000	$10,000
11/30/2015	$10,020	$9,950
12/31/2015	$9,825	$9,775
1/31/2016	$9,279	$9,191
2/29/2016	$9,250	$9,122
3/31/2016	$9,818	$9,741
4/30/2016	$9,904	$9,895
5/31/2016	$10,004	$9,951
6/30/2016	$9,947	$9,839
7/31/2016	$10,335	$10,255
8/31/2016	$10,407	$10,264
9/30/2016	$10,464	$10,318
10/31/2016	$10,249	$10,118
11/30/2016	$10,393	$10,264
12/31/2016	$10,558	$10,510
1/31/2017	$10,798	$10,763
2/28/2017	$11,076	$11,062
3/31/2017	$11,192	$11,180
4/30/2017	$11,362	$11,345
5/31/2017	$11,509	$11,585
6/30/2017	$11,587	$11,630
7/31/2017	$11,873	$11,908
8/31/2017	$11,849	$11,925
10/31/2017	$12,228	$12,423
11/30/2017	$12,406	$12,692
12/31/2017	$12,601	$12,864
1/31/2018	$13,242	$13,543
2/28/2018	$12,678	$12,982
3/31/2018	$12,516	$12,699
4/30/2018	$12,593	$12,845
5/31/2018	$12,644	$12,925
6/30/2018	$12,558	$12,919
7/31/2018	$12,823	$13,323
8/31/2018	$12,926	$13,487
9/30/2018	$12,883	$13,563
10/31/2018	$11,858	$12,567
11/30/2018	$11,926	$12,709
12/31/2018	$11,066	$11,743
1/31/2019	$11,974	$12,657
2/28/2019	$12,216	$13,037
3/31/2019	$12,327	$13,209
4/30/2019	$12,690	$13,677
5/31/2019	$11,863	$12,888
6/30/2019	$12,569	$13,737
7/31/2019	$12,549	$13,805
8/31/2019	$12,196	$13,523
9/30/2019	$12,438	$13,810
10/31/2019	$12,700	$14,162
11/30/2019	$12,983	$14,556
12/31/2019	$13,378	$14,992
1/31/2020	$13,149	$14,901
2/29/2020	$12,221	$13,642
3/31/2020	$10,135	$11,836
4/30/2020	$11,358	$13,129
5/31/2020	$12,122	$13,764
6/30/2020	$12,592	$14,128
7/31/2020	$13,236	$14,803
8/31/2020	$13,848	$15,793
9/30/2020	$13,531	$15,248
10/31/2020	$13,225	$14,780
11/30/2020	$15,136	$16,670
12/31/2020	$15,772	$17,377
1/31/2021	$15,795	$17,204
2/28/2021	$16,236	$17,645
3/31/2021	$16,575	$18,232
4/30/2021	$17,242	$19,080
5/31/2021	$17,434	$19,355
6/30/2021	$17,751	$19,644
7/31/2021	$17,830	$19,995
8/31/2021	$18,169	$20,493
9/30/2021	$17,434	$19,642
10/31/2021	$18,395	$20,755
11/30/2021	$17,751	$20,300
12/31/2021	$18,185	$21,168
1/31/2022	$17,128	$20,048
2/28/2022	$16,618	$19,541
3/31/2022	$16,825	$20,077
4/30/2022	$15,464	$18,409
5/31/2022	$15,561	$18,423
6/30/2022	$14,140	$16,827
7/31/2022	$15,136	$18,163
8/31/2022	$14,529	$17,404
9/30/2022	$13,217	$15,786
10/31/2022	$14,164	$16,920
11/30/2022	$15,197	$18,096
12/31/2022	$14,560	$17,327
1/31/2023	$15,548	$18,554
2/28/2023	$15,113	$18,108
3/31/2023	$15,403	$18,667
4/30/2023	$15,587	$18,994
5/31/2023	$15,403	$18,805
6/30/2023	$16,299	$19,942
7/31/2023	$16,760	$20,612
8/31/2023	$16,325	$20,119
9/30/2023	$15,627	$19,252
10/31/2023	$15,166	$18,693
11/30/2023	$16,444	$20,445
12/31/2023	$17,316	$21,449
1/31/2024	$17,463	$21,707
2/29/2024	$18,390	$22,627
3/31/2024	$19,062	$23,354
4/30/2024	$18,296	$22,487
5/31/2024	$18,941	$23,491
6/30/2024	$19,169	$23,969
7/31/2024	$19,492	$24,391
8/31/2024	$19,975	$25,036
9/30/2024	$20,244	$25,494
10/31/2024	$19,855	$24,988
11/30/2024	$20,808	$26,135
12/31/2024	$20,171	$25,454
1/31/2025	$21,027	$26,352
2/28/2025	$20,746	$26,163
3/31/2025	$19,764	$24,998
4/30/2025	$19,834	$25,220
5/31/2025	$21,097	$26,713
6/30/2025	$22,080	$27,865
7/31/2025	$22,360	$28,224
8/31/2025	$22,866	$28,960
9/30/2025	$23,526	$29,891
10/31/2025	$23,933	$30,490

Average Annual Total Returns

I3BZ3	1 Year	5 Years	10 Years
Class C with Load	19.54%	12.59%	9.12%
Class C	20.54%	12.59%	9.12%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class C

Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class I

TAGIX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 21.89%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class I shares of the Fund underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Growth Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI World Index
10/31/2015	$10,000	$10,000
11/30/2015	$10,026	$9,950
12/31/2015	$9,839	$9,775
1/31/2016	$9,298	$9,191
2/29/2016	$9,276	$9,122
3/31/2016	$9,860	$9,741
4/30/2016	$9,945	$9,895
5/31/2016	$10,057	$9,951
6/30/2016	$10,015	$9,839
7/31/2016	$10,409	$10,255
8/31/2016	$10,493	$10,264
9/30/2016	$10,556	$10,318
10/31/2016	$10,352	$10,118
11/30/2016	$10,507	$10,264
12/31/2016	$10,677	$10,510
1/31/2017	$10,928	$10,763
2/28/2017	$11,218	$11,062
3/31/2017	$11,348	$11,180
4/30/2017	$11,531	$11,345
5/31/2017	$11,691	$11,585
6/30/2017	$11,782	$11,630
7/31/2017	$12,080	$11,908
8/31/2017	$12,065	$11,925
10/31/2017	$12,476	$12,423
11/30/2017	$12,659	$12,692
12/31/2017	$12,867	$12,864
1/31/2018	$13,538	$13,543
2/28/2018	$12,969	$12,982
3/31/2018	$12,816	$12,699
4/30/2018	$12,901	$12,845
5/31/2018	$12,969	$12,925
6/30/2018	$12,892	$12,919
7/31/2018	$13,181	$13,323
8/31/2018	$13,291	$13,487
9/30/2018	$13,266	$13,563
10/31/2018	$12,213	$12,567
11/30/2018	$12,298	$12,709
12/31/2018	$11,416	$11,743
1/31/2019	$12,370	$12,657
2/28/2019	$12,634	$13,037
3/31/2019	$12,756	$13,209
4/30/2019	$13,142	$13,677
5/31/2019	$12,299	$12,888
6/30/2019	$13,041	$13,737
7/31/2019	$13,030	$13,805
8/31/2019	$12,675	$13,523
9/30/2019	$12,939	$13,810
10/31/2019	$13,213	$14,162
11/30/2019	$13,518	$14,556
12/31/2019	$13,960	$14,992
1/31/2020	$13,726	$14,901
2/29/2020	$12,760	$13,642
3/31/2020	$10,595	$11,836
4/30/2020	$11,883	$13,129
5/31/2020	$12,694	$13,764
6/30/2020	$13,204	$14,128
7/31/2020	$13,882	$14,803
8/31/2020	$14,537	$15,793
9/30/2020	$14,226	$15,248
10/31/2020	$13,915	$14,780
11/30/2020	$15,936	$16,670
12/31/2020	$16,623	$17,377
1/31/2021	$16,669	$17,204
2/28/2021	$17,144	$17,645
3/31/2021	$17,515	$18,232
4/30/2021	$18,246	$19,080
5/31/2021	$18,466	$19,355
6/30/2021	$18,814	$19,644
7/31/2021	$18,918	$19,995
8/31/2021	$19,300	$20,493
9/30/2021	$18,524	$19,642
10/31/2021	$19,567	$20,755
11/30/2021	$18,895	$20,300
12/31/2021	$19,382	$21,168
1/31/2022	$18,275	$20,048
2/28/2022	$17,747	$19,541
3/31/2022	$17,986	$20,077
4/30/2022	$16,577	$18,409
5/31/2022	$16,690	$18,423
6/30/2022	$15,181	$16,827
7/31/2022	$16,262	$18,163
8/31/2022	$15,634	$17,404
9/30/2022	$14,225	$15,786
10/31/2022	$15,261	$16,920
11/30/2022	$16,395	$18,096
12/31/2022	$15,714	$17,327
1/31/2023	$16,799	$18,554
2/28/2023	$16,346	$18,108
3/31/2023	$16,675	$18,667
4/30/2023	$16,881	$18,994
5/31/2023	$16,703	$18,805
6/30/2023	$17,692	$19,942
7/31/2023	$18,214	$20,612
8/31/2023	$17,761	$20,119
9/30/2023	$17,019	$19,252
10/31/2023	$16,538	$18,693
11/30/2023	$17,939	$20,445
12/31/2023	$18,921	$21,449
1/31/2024	$19,091	$21,707
2/29/2024	$20,124	$22,627
3/31/2024	$20,874	$23,354
4/30/2024	$20,053	$22,487
5/31/2024	$20,789	$23,491
6/30/2024	$21,058	$23,969
7/31/2024	$21,440	$24,391
8/31/2024	$21,992	$25,036
9/30/2024	$22,304	$25,494
10/31/2024	$21,907	$24,988
11/30/2024	$22,983	$26,135
12/31/2024	$22,302	$25,454
1/31/2025	$23,257	$26,352
2/28/2025	$22,959	$26,163
3/31/2025	$21,899	$24,998
4/30/2025	$21,989	$25,220
5/31/2025	$23,421	$26,713
6/30/2025	$24,540	$27,865
7/31/2025	$24,883	$28,224
8/31/2025	$25,465	$28,960
9/30/2025	$26,226	$29,891
10/31/2025	$26,703	$30,490

Average Annual Total Returns

I3BZ8	1 Year	5 Years	10 Years
Class I	21.89%	13.92%	10.32%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class I

Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class R

IGWRX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$81	0.73%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 21.20%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class R shares of the Fund underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Growth Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	MSCI World Index
10/31/2015	$10,000	$10,000
11/30/2015	$10,026	$9,950
12/31/2015	$9,831	$9,775
1/31/2016	$9,294	$9,191
2/29/2016	$9,266	$9,122
3/31/2016	$9,838	$9,741
4/30/2016	$9,923	$9,895
5/31/2016	$10,029	$9,951
6/30/2016	$9,979	$9,839
7/31/2016	$10,368	$10,255
8/31/2016	$10,445	$10,264
9/30/2016	$10,502	$10,318
10/31/2016	$10,290	$10,118
11/30/2016	$10,438	$10,264
12/31/2016	$10,612	$10,510
1/31/2017	$10,856	$10,763
2/28/2017	$11,138	$11,062
3/31/2017	$11,260	$11,180
4/30/2017	$11,435	$11,345
5/31/2017	$11,588	$11,585
6/30/2017	$11,671	$11,630
7/31/2017	$11,961	$11,908
8/31/2017	$11,946	$11,925
10/31/2017	$12,342	$12,423
11/30/2017	$12,517	$12,692
12/31/2017	$12,721	$12,864
1/31/2018	$13,372	$13,543
2/28/2018	$12,814	$12,982
3/31/2018	$12,654	$12,699
4/30/2018	$12,730	$12,845
5/31/2018	$12,789	$12,925
6/30/2018	$12,713	$12,919
7/31/2018	$12,983	$13,323
8/31/2018	$13,093	$13,487
9/30/2018	$13,059	$13,563
10/31/2018	$12,012	$12,567
11/30/2018	$12,096	$12,709
12/31/2018	$11,221	$11,743
1/31/2019	$12,154	$12,657
2/28/2019	$12,405	$13,037
3/31/2019	$12,526	$13,209
4/30/2019	$12,897	$13,677
5/31/2019	$12,054	$12,888
6/30/2019	$12,787	$13,737
7/31/2019	$12,767	$13,805
8/31/2019	$12,415	$13,523
9/30/2019	$12,666	$13,810
10/31/2019	$12,937	$14,162
11/30/2019	$13,228	$14,556
12/31/2019	$13,646	$14,992
1/31/2020	$13,406	$14,901
2/29/2020	$12,467	$13,642
3/31/2020	$10,349	$11,836
4/30/2020	$11,604	$13,129
5/31/2020	$12,390	$13,764
6/30/2020	$12,882	$14,128
7/31/2020	$13,537	$14,803
8/31/2020	$14,170	$15,793
9/30/2020	$13,864	$15,248
10/31/2020	$13,548	$14,780
11/30/2020	$15,513	$16,670
12/31/2020	$16,177	$17,377
1/31/2021	$16,199	$17,204
2/28/2021	$16,653	$17,645
3/31/2021	$17,016	$18,232
4/30/2021	$17,708	$19,080
5/31/2021	$17,912	$19,355
6/30/2021	$18,253	$19,644
7/31/2021	$18,343	$19,995
8/31/2021	$18,695	$20,493
9/30/2021	$17,946	$19,642
10/31/2021	$18,945	$20,755
11/30/2021	$18,287	$20,300
12/31/2021	$18,736	$21,168
1/31/2022	$17,670	$20,048
2/28/2022	$17,155	$19,541
3/31/2022	$17,376	$20,077
4/30/2022	$15,967	$18,409
5/31/2022	$16,077	$18,423
6/30/2022	$14,619	$16,827
7/31/2022	$15,648	$18,163
8/31/2022	$15,035	$17,404
9/30/2022	$13,675	$15,786
10/31/2022	$14,655	$16,920
11/30/2022	$15,734	$18,096
12/31/2022	$15,076	$17,327
1/31/2023	$16,111	$18,554
2/28/2023	$15,673	$18,108
3/31/2023	$15,979	$18,667
4/30/2023	$16,178	$18,994
5/31/2023	$15,992	$18,805
6/30/2023	$16,934	$19,942
7/31/2023	$17,425	$20,612
8/31/2023	$16,974	$20,119
9/30/2023	$16,257	$19,252
10/31/2023	$15,793	$18,693
11/30/2023	$17,133	$20,445
12/31/2023	$18,047	$21,449
1/31/2024	$18,210	$21,707
2/29/2024	$19,189	$22,627
3/31/2024	$19,910	$23,354
4/30/2024	$19,121	$22,487
5/31/2024	$19,801	$23,491
6/30/2024	$20,060	$23,969
7/31/2024	$20,413	$24,391
8/31/2024	$20,917	$25,036
9/30/2024	$21,202	$25,494
10/31/2024	$20,821	$24,988
11/30/2024	$21,828	$26,135
12/31/2024	$21,167	$25,454
1/31/2025	$22,067	$26,352
2/28/2025	$21,781	$26,163
3/31/2025	$20,768	$24,998
4/30/2025	$20,839	$25,220
5/31/2025	$22,195	$26,713
6/30/2025	$23,237	$27,865
7/31/2025	$23,537	$28,224
8/31/2025	$24,079	$28,960
9/30/2025	$24,793	$29,891
10/31/2025	$25,235	$30,490

Average Annual Total Returns

I3BZ5	1 Year	5 Years	10 Years
Class R	21.20%	13.25%	9.70%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class R

Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class R3

TAAKX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$32	0.29%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 21.76%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI World Index
3/1/2022	$10,000	$10,000
3/31/2022	$10,317	$10,274
4/30/2022	$9,488	$9,421
5/31/2022	$9,553	$9,428
6/30/2022	$8,687	$8,611
7/31/2022	$9,307	$9,295
8/31/2022	$8,939	$8,906
9/30/2022	$8,139	$8,079
10/31/2022	$8,730	$8,659
11/30/2022	$9,372	$9,261
12/31/2022	$8,985	$8,867
1/31/2023	$9,606	$9,495
2/28/2023	$9,339	$9,267
3/31/2023	$9,528	$9,553
4/30/2023	$9,646	$9,720
5/31/2023	$9,543	$9,623
6/30/2023	$10,109	$10,205
7/31/2023	$10,400	$10,548
8/31/2023	$10,141	$10,296
9/30/2023	$9,716	$9,852
10/31/2023	$9,433	$9,566
11/30/2023	$10,243	$10,463
12/31/2023	$10,789	$10,977
1/31/2024	$10,895	$11,108
2/29/2024	$11,477	$11,579
3/31/2024	$11,906	$11,952
4/30/2024	$11,437	$11,508
5/31/2024	$11,850	$12,021
6/30/2024	$12,003	$12,266
7/31/2024	$12,222	$12,482
8/31/2024	$12,530	$12,812
9/30/2024	$12,708	$13,047
10/31/2024	$12,473	$12,788
11/30/2024	$13,088	$13,375
12/31/2024	$12,693	$13,026
1/31/2025	$13,240	$13,486
2/28/2025	$13,077	$13,389
3/31/2025	$12,471	$12,793
4/30/2025	$12,514	$12,906
5/31/2025	$13,325	$13,670
6/30/2025	$13,966	$14,260
7/31/2025	$14,154	$14,444
8/31/2025	$14,487	$14,821
9/30/2025	$14,922	$15,297
10/31/2025	$15,187	$15,603

Average Annual Total Returns

I3BZH	1 Year	Since Inception 3/1/22
Class R3	21.76%	12.06%
MSCI World IndexFootnote Reference(a)	22.02%	12.88%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

  Effective June 20, 2025, the Fund’s Annual Fund Operating Expenses were restated to reflect a reduction in the contractual expense limit for Class R3 shares from 0.35% to 0.24%, and the term of the reduced expense limit was extended through March 1, 2027.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

IMLAX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.47%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 17.81%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class A shares of the Fund posted positive returns and, at NAV, outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$9,450	$10,000	$10,000
11/30/2015	$9,457	$9,950	$9,974
12/31/2015	$9,306	$9,775	$9,860
1/31/2016	$8,911	$9,191	$9,511
2/29/2016	$8,896	$9,122	$9,489
3/31/2016	$9,357	$9,741	$9,962
4/30/2016	$9,445	$9,895	$10,055
5/31/2016	$9,526	$9,951	$10,128
6/30/2016	$9,518	$9,839	$10,125
7/31/2016	$9,819	$10,255	$10,435
8/31/2016	$9,877	$10,264	$10,440
9/30/2016	$9,921	$10,318	$10,467
10/31/2016	$9,767	$10,118	$10,305
11/30/2016	$9,826	$10,264	$10,376
12/31/2016	$9,956	$10,510	$10,556
1/31/2017	$10,144	$10,763	$10,725
2/28/2017	$10,371	$11,062	$10,988
3/31/2017	$10,457	$11,180	$11,058
4/30/2017	$10,590	$11,345	$11,200
5/31/2017	$10,723	$11,585	$11,393
6/30/2017	$10,778	$11,630	$11,421
7/31/2017	$10,998	$11,908	$11,620
8/31/2017	$11,005	$11,925	$11,668
9/30/2017	$11,154	$12,192	$11,831
10/31/2017	$11,264	$12,423	$12,007
11/30/2017	$11,389	$12,692	$12,209
12/31/2017	$11,536	$12,864	$12,334
1/31/2018	$11,967	$13,543	$12,768
2/28/2018	$11,571	$12,982	$12,380
3/31/2018	$11,485	$12,699	$12,205
4/30/2018	$11,519	$12,845	$12,262
5/31/2018	$11,553	$12,925	$12,379
6/30/2018	$11,493	$12,919	$12,381
7/31/2018	$11,691	$13,323	$12,672
8/31/2018	$11,760	$13,487	$12,847
9/30/2018	$11,734	$13,563	$12,883
10/31/2018	$11,037	$12,567	$12,206
11/30/2018	$11,088	$12,709	$12,347
12/31/2018	$10,551	$11,743	$11,743
1/31/2019	$11,216	$12,657	$12,404
2/28/2019	$11,385	$13,037	$12,664
3/31/2019	$11,514	$13,209	$12,877
4/30/2019	$11,762	$13,677	$13,212
5/31/2019	$11,266	$12,888	$12,742
6/30/2019	$11,782	$13,737	$13,389
7/31/2019	$11,782	$13,805	$13,457
8/31/2019	$11,613	$13,523	$13,385
9/30/2019	$11,762	$13,810	$13,568
10/31/2019	$11,960	$14,162	$13,827
11/30/2019	$12,149	$14,556	$14,104
12/31/2019	$12,435	$14,992	$14,406
1/31/2020	$12,339	$14,901	$14,424
2/29/2020	$11,763	$13,642	$13,646
3/31/2020	$10,240	$11,836	$12,417
4/30/2020	$11,188	$13,129	$13,433
5/31/2020	$11,774	$13,764	$13,890
6/30/2020	$12,158	$14,128	$14,152
7/31/2020	$12,658	$14,803	$14,677
8/31/2020	$13,095	$15,793	$15,325
9/30/2020	$12,872	$15,248	$14,952
10/31/2020	$12,648	$14,780	$14,611
11/30/2020	$14,065	$16,670	$15,962
12/31/2020	$14,536	$17,377	$16,442
1/31/2021	$14,548	$17,204	$16,292
2/28/2021	$14,803	$17,645	$16,514
3/31/2021	$14,991	$18,232	$16,837
4/30/2021	$15,479	$19,080	$17,425
5/31/2021	$15,634	$19,355	$17,618
6/30/2021	$15,889	$19,644	$17,839
7/31/2021	$15,978	$19,995	$18,122
8/31/2021	$16,211	$20,493	$18,428
9/30/2021	$15,701	$19,642	$17,844
10/31/2021	$16,322	$20,755	$18,550
11/30/2021	$15,889	$20,300	$18,282
12/31/2021	$16,189	$21,168	$18,815
1/31/2022	$15,420	$20,048	$17,997
2/28/2022	$15,047	$19,541	$17,618
3/31/2022	$15,095	$20,077	$17,809
4/30/2022	$14,085	$18,409	$16,571
5/31/2022	$14,146	$18,423	$16,612
6/30/2022	$13,148	$16,827	$15,526
7/31/2022	$13,857	$18,163	$16,503
8/31/2022	$13,400	$17,404	$15,880
9/30/2022	$12,427	$15,786	$14,641
10/31/2022	$13,028	$16,920	$15,320
11/30/2022	$13,797	$18,096	$16,235
12/31/2022	$13,373	$17,327	$15,730
1/31/2023	$14,133	$18,554	$16,655
2/28/2023	$13,772	$18,108	$16,245
3/31/2023	$14,046	$18,667	$16,720
4/30/2023	$14,183	$18,994	$16,956
5/31/2023	$14,033	$18,805	$16,782
6/30/2023	$14,606	$19,942	$17,475
7/31/2023	$14,917	$20,612	$17,882
8/31/2023	$14,618	$20,119	$17,549
9/30/2023	$14,071	$19,252	$16,885
10/31/2023	$13,722	$18,693	$16,462
11/30/2023	$14,743	$20,445	$17,766
12/31/2023	$15,473	$21,449	$18,581
1/31/2024	$15,576	$21,707	$18,721
2/29/2024	$16,130	$22,627	$19,198
3/31/2024	$16,606	$23,354	$19,683
4/30/2024	$15,988	$22,487	$19,022
5/31/2024	$16,490	$23,491	$19,713
6/30/2024	$16,696	$23,969	$20,050
7/31/2024	$17,005	$24,391	$20,438
8/31/2024	$17,404	$25,036	$20,904
9/30/2024	$17,661	$25,494	$21,256
10/31/2024	$17,314	$24,988	$20,802
11/30/2024	$17,983	$26,135	$21,537
12/31/2024	$17,508	$25,454	$21,038
1/31/2025	$18,097	$26,352	$21,591
2/28/2025	$18,056	$26,163	$21,625
3/31/2025	$17,453	$24,998	$20,953
4/30/2025	$17,521	$25,220	$21,108
5/31/2025	$18,316	$26,713	$21,938
6/30/2025	$19,042	$27,865	$22,702
7/31/2025	$19,234	$28,224	$22,888
8/31/2025	$19,617	$28,960	$23,388
9/30/2025	$20,111	$29,891	$23,991
10/31/2025	$20,398	$30,490	$24,372

Average Annual Total Returns

I3BY1	1 Year	5 Years	10 Years
Class A with Load	11.36%	8.79%	7.39%
Class A	17.81%	10.03%	8.00%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

IMLLX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.28%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 16.91%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class C shares of the Fund posted positive returns and, at NAV, underperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$9,950	$9,974
12/31/2015	$9,834	$9,775	$9,860
1/31/2016	$9,415	$9,191	$9,511
2/29/2016	$9,392	$9,122	$9,489
3/31/2016	$9,872	$9,741	$9,962
4/30/2016	$9,958	$9,895	$10,055
5/31/2016	$10,035	$9,951	$10,128
6/30/2016	$10,020	$9,839	$10,125
7/31/2016	$10,337	$10,255	$10,435
8/31/2016	$10,392	$10,264	$10,440
9/30/2016	$10,430	$10,318	$10,467
10/31/2016	$10,260	$10,118	$10,305
11/30/2016	$10,314	$10,264	$10,376
12/31/2016	$10,446	$10,510	$10,556
1/31/2017	$10,643	$10,763	$10,725
2/28/2017	$10,865	$11,062	$10,988
3/31/2017	$10,956	$11,180	$11,058
4/30/2017	$11,087	$11,345	$11,200
5/31/2017	$11,211	$11,585	$11,393
6/30/2017	$11,268	$11,630	$11,421
7/31/2017	$11,482	$11,908	$11,620
8/31/2017	$11,490	$11,925	$11,668
10/31/2017	$11,745	$12,423	$12,007
11/30/2017	$11,869	$12,692	$12,209
12/31/2017	$12,016	$12,864	$12,334
1/31/2018	$12,455	$13,543	$12,768
2/28/2018	$12,042	$12,982	$12,380
3/31/2018	$11,935	$12,699	$12,205
4/30/2018	$11,962	$12,845	$12,262
5/31/2018	$11,989	$12,925	$12,379
6/30/2018	$11,926	$12,919	$12,381
7/31/2018	$12,123	$13,323	$12,672
8/31/2018	$12,186	$13,487	$12,847
9/30/2018	$12,150	$13,563	$12,883
10/31/2018	$11,414	$12,567	$12,206
11/30/2018	$11,468	$12,709	$12,347
12/31/2018	$10,911	$11,743	$11,743
1/31/2019	$11,581	$12,657	$12,404
2/28/2019	$11,754	$13,037	$12,664
3/31/2019	$11,876	$13,209	$12,877
4/30/2019	$12,119	$13,677	$13,212
5/31/2019	$11,602	$12,888	$12,742
6/30/2019	$12,130	$13,737	$13,389
7/31/2019	$12,119	$13,805	$13,457
8/31/2019	$11,947	$13,523	$13,385
9/30/2019	$12,089	$13,810	$13,568
10/31/2019	$12,282	$14,162	$13,827
11/30/2019	$12,464	$14,556	$14,104
12/31/2019	$12,762	$14,992	$14,406
1/31/2020	$12,655	$14,901	$14,424
2/29/2020	$12,051	$13,642	$13,646
3/31/2020	$10,488	$11,836	$12,417
4/30/2020	$11,437	$13,129	$13,433
5/31/2020	$12,029	$13,764	$13,890
6/30/2020	$12,417	$14,128	$14,152
7/31/2020	$12,924	$14,803	$14,677
8/31/2020	$13,355	$15,793	$15,325
9/30/2020	$13,118	$15,248	$14,952
10/31/2020	$12,892	$14,780	$14,611
11/30/2020	$14,325	$16,670	$15,962
12/31/2020	$14,805	$17,377	$16,442
1/31/2021	$14,794	$17,204	$16,292
2/28/2021	$15,049	$17,645	$16,514
3/31/2021	$15,227	$18,232	$16,837
4/30/2021	$15,716	$19,080	$17,425
5/31/2021	$15,861	$19,355	$17,618
6/30/2021	$16,105	$19,644	$17,839
7/31/2021	$16,183	$19,995	$18,122
8/31/2021	$16,405	$20,493	$18,428
9/30/2021	$15,883	$19,642	$17,844
10/31/2021	$16,505	$20,755	$18,550
11/30/2021	$16,061	$20,300	$18,282
12/31/2021	$16,345	$21,168	$18,815
1/31/2022	$15,559	$20,048	$17,997
2/28/2022	$15,178	$19,541	$17,618
3/31/2022	$15,202	$20,077	$17,809
4/30/2022	$14,190	$18,409	$16,571
5/31/2022	$14,238	$18,423	$16,612
6/30/2022	$13,226	$16,827	$15,526
7/31/2022	$13,940	$18,163	$16,503
8/31/2022	$13,476	$17,404	$15,880
9/30/2022	$12,488	$15,786	$14,641
10/31/2022	$13,071	$16,920	$15,320
11/30/2022	$13,833	$18,096	$16,235
12/31/2022	$13,404	$17,327	$15,730
1/31/2023	$14,161	$18,554	$16,655
2/28/2023	$13,783	$18,108	$16,245
3/31/2023	$14,051	$18,667	$16,720
4/30/2023	$14,174	$18,994	$16,956
5/31/2023	$14,027	$18,805	$16,782
6/30/2023	$14,589	$19,942	$17,475
7/31/2023	$14,882	$20,612	$17,882
8/31/2023	$14,576	$20,119	$17,549
9/30/2023	$14,015	$19,252	$16,885
10/31/2023	$13,661	$18,693	$16,462
11/30/2023	$14,662	$20,445	$17,766
12/31/2023	$15,386	$21,449	$18,581
1/31/2024	$15,474	$21,707	$18,721
2/29/2024	$16,011	$22,627	$19,198
3/31/2024	$16,473	$23,354	$19,683
4/30/2024	$15,861	$22,487	$19,022
5/31/2024	$16,336	$23,491	$19,713
6/30/2024	$16,535	$23,969	$20,050
7/31/2024	$16,823	$24,391	$20,438
8/31/2024	$17,210	$25,036	$20,904
9/30/2024	$17,447	$25,494	$21,256
10/31/2024	$17,097	$24,988	$20,802
11/30/2024	$17,747	$26,135	$21,537
12/31/2024	$17,266	$25,454	$21,038
1/31/2025	$17,832	$26,352	$21,591
2/28/2025	$17,779	$26,163	$21,625
3/31/2025	$17,174	$24,998	$20,953
4/30/2025	$17,240	$25,220	$21,108
5/31/2025	$18,003	$26,713	$21,938
6/30/2025	$18,700	$27,865	$22,702
7/31/2025	$18,871	$28,224	$22,888
8/31/2025	$19,239	$28,960	$23,388
9/30/2025	$19,712	$29,891	$23,991
10/31/2025	$19,988	$30,490	$24,372

Average Annual Total Returns

I3BY3	1 Year	5 Years	10 Years
Class C with Load	15.91%	9.17%	7.17%
Class C	16.91%	9.17%	7.17%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

TMGIX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 18.24%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class I shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,007	$9,950	$9,974
12/31/2015	$9,850	$9,775	$9,860
1/31/2016	$9,439	$9,191	$9,511
2/29/2016	$9,423	$9,122	$9,489
3/31/2016	$9,912	$9,741	$9,962
4/30/2016	$10,006	$9,895	$10,055
5/31/2016	$10,091	$9,951	$10,128
6/30/2016	$10,083	$9,839	$10,125
7/31/2016	$10,410	$10,255	$10,435
8/31/2016	$10,472	$10,264	$10,440
9/30/2016	$10,526	$10,318	$10,467
10/31/2016	$10,363	$10,118	$10,305
11/30/2016	$10,425	$10,264	$10,376
12/31/2016	$10,565	$10,510	$10,556
1/31/2017	$10,773	$10,763	$10,725
2/28/2017	$11,006	$11,062	$10,988
3/31/2017	$11,106	$11,180	$11,058
4/30/2017	$11,248	$11,345	$11,200
5/31/2017	$11,390	$11,585	$11,393
6/30/2017	$11,448	$11,630	$11,421
7/31/2017	$11,681	$11,908	$11,620
8/31/2017	$11,706	$11,925	$11,668
10/31/2017	$11,981	$12,423	$12,007
11/30/2017	$12,115	$12,692	$12,209
12/31/2017	$12,276	$12,864	$12,334
1/31/2018	$12,735	$13,543	$12,768
2/28/2018	$12,322	$12,982	$12,380
3/31/2018	$12,221	$12,699	$12,205
4/30/2018	$12,267	$12,845	$12,262
5/31/2018	$12,303	$12,925	$12,379
6/30/2018	$12,239	$12,919	$12,381
7/31/2018	$12,450	$13,323	$12,672
8/31/2018	$12,533	$13,487	$12,847
9/30/2018	$12,506	$13,563	$12,883
10/31/2018	$11,761	$12,567	$12,206
11/30/2018	$11,826	$12,709	$12,347
12/31/2018	$11,260	$11,743	$11,743
1/31/2019	$11,960	$12,657	$12,404
2/28/2019	$12,151	$13,037	$12,664
3/31/2019	$12,289	$13,209	$12,877
4/30/2019	$12,554	$13,677	$13,212
5/31/2019	$12,024	$12,888	$12,742
6/30/2019	$12,586	$13,737	$13,389
7/31/2019	$12,586	$13,805	$13,457
8/31/2019	$12,406	$13,523	$13,385
9/30/2019	$12,565	$13,810	$13,568
10/31/2019	$12,777	$14,162	$13,827
11/30/2019	$12,979	$14,556	$14,104
12/31/2019	$13,296	$14,992	$14,406
1/31/2020	$13,193	$14,901	$14,424
2/29/2020	$12,588	$13,642	$13,646
3/31/2020	$10,954	$11,836	$12,417
4/30/2020	$11,971	$13,129	$13,433
5/31/2020	$12,599	$13,764	$13,890
6/30/2020	$13,010	$14,128	$14,152
7/31/2020	$13,558	$14,803	$14,677
8/31/2020	$14,027	$15,793	$15,325
9/30/2020	$13,787	$15,248	$14,952
10/31/2020	$13,558	$14,780	$14,611
11/30/2020	$15,078	$16,670	$15,962
12/31/2020	$15,594	$17,377	$16,442
1/31/2021	$15,606	$17,204	$16,292
2/28/2021	$15,880	$17,645	$16,514
3/31/2021	$16,082	$18,232	$16,837
4/30/2021	$16,606	$19,080	$17,425
5/31/2021	$16,785	$19,355	$17,618
6/30/2021	$17,059	$19,644	$17,839
7/31/2021	$17,166	$19,995	$18,122
8/31/2021	$17,417	$20,493	$18,428
9/30/2021	$16,869	$19,642	$17,844
10/31/2021	$17,548	$20,755	$18,550
11/30/2021	$17,083	$20,300	$18,282
12/31/2021	$17,409	$21,168	$18,815
1/31/2022	$16,594	$20,048	$17,997
2/28/2022	$16,193	$19,541	$17,618
3/31/2022	$16,244	$20,077	$17,809
4/30/2022	$15,196	$18,409	$16,571
5/31/2022	$15,261	$18,423	$16,612
6/30/2022	$14,199	$16,827	$15,526
7/31/2022	$14,963	$18,163	$16,503
8/31/2022	$14,471	$17,404	$15,880
9/30/2022	$13,423	$15,786	$14,641
10/31/2022	$14,076	$16,920	$15,320
11/30/2022	$14,906	$18,096	$16,235
12/31/2022	$14,459	$17,327	$15,730
1/31/2023	$15,281	$18,554	$16,655
2/28/2023	$14,890	$18,108	$16,245
3/31/2023	$15,187	$18,667	$16,720
4/30/2023	$15,348	$18,994	$16,956
5/31/2023	$15,200	$18,805	$16,782
6/30/2023	$15,820	$19,942	$17,475
7/31/2023	$16,157	$20,612	$17,882
8/31/2023	$15,833	$20,119	$17,549
9/30/2023	$15,254	$19,252	$16,885
10/31/2023	$14,877	$18,693	$16,462
11/30/2023	$15,982	$20,445	$17,766
12/31/2023	$16,783	$21,449	$18,581
1/31/2024	$16,895	$21,707	$18,721
2/29/2024	$17,495	$22,627	$19,198
3/31/2024	$18,026	$23,354	$19,683
4/30/2024	$17,369	$22,487	$19,022
5/31/2024	$17,900	$23,491	$19,713
6/30/2024	$18,137	$23,969	$20,050
7/31/2024	$18,472	$24,391	$20,438
8/31/2024	$18,919	$25,036	$20,904
9/30/2024	$19,199	$25,494	$21,256
10/31/2024	$18,822	$24,988	$20,802
11/30/2024	$19,562	$26,135	$21,537
12/31/2024	$19,053	$25,454	$21,038
1/31/2025	$19,693	$26,352	$21,591
2/28/2025	$19,648	$26,163	$21,625
3/31/2025	$19,008	$24,998	$20,953
4/30/2025	$19,082	$25,220	$21,108
5/31/2025	$19,961	$26,713	$21,938
6/30/2025	$20,751	$27,865	$22,702
7/31/2025	$20,959	$28,224	$22,888
8/31/2025	$21,391	$28,960	$23,388
9/30/2025	$21,928	$29,891	$23,991
10/31/2025	$22,255	$30,490	$24,372

Average Annual Total Returns

I3BY8	1 Year	5 Years	10 Years
Class I	18.24%	10.42%	8.33%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

IMGRX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$76	0.70%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 17.56%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,007	$9,950	$9,974
12/31/2015	$9,843	$9,775	$9,860
1/31/2016	$9,431	$9,191	$9,511
2/29/2016	$9,408	$9,122	$9,489
3/31/2016	$9,898	$9,741	$9,962
4/30/2016	$9,983	$9,895	$10,055
5/31/2016	$10,069	$9,951	$10,128
6/30/2016	$10,053	$9,839	$10,125
7/31/2016	$10,372	$10,255	$10,435
8/31/2016	$10,434	$10,264	$10,440
9/30/2016	$10,473	$10,318	$10,467
10/31/2016	$10,310	$10,118	$10,305
11/30/2016	$10,364	$10,264	$10,376
12/31/2016	$10,508	$10,510	$10,556
1/31/2017	$10,698	$10,763	$10,725
2/28/2017	$10,939	$11,062	$10,988
3/31/2017	$11,022	$11,180	$11,058
4/30/2017	$11,163	$11,345	$11,200
5/31/2017	$11,295	$11,585	$11,393
6/30/2017	$11,354	$11,630	$11,421
7/31/2017	$11,577	$11,908	$11,620
8/31/2017	$11,594	$11,925	$11,668
10/31/2017	$11,859	$12,423	$12,007
11/30/2017	$11,984	$12,692	$12,209
12/31/2017	$12,138	$12,864	$12,334
1/31/2018	$12,584	$13,543	$12,768
2/28/2018	$12,175	$12,982	$12,380
3/31/2018	$12,075	$12,699	$12,205
4/30/2018	$12,102	$12,845	$12,262
5/31/2018	$12,138	$12,925	$12,379
6/30/2018	$12,075	$12,919	$12,381
7/31/2018	$12,275	$13,323	$12,672
8/31/2018	$12,348	$13,487	$12,847
9/30/2018	$12,320	$13,563	$12,883
10/31/2018	$11,583	$12,567	$12,206
11/30/2018	$11,638	$12,709	$12,347
12/31/2018	$11,078	$11,743	$11,743
1/31/2019	$11,757	$12,657	$12,404
2/28/2019	$11,934	$13,037	$12,664
3/31/2019	$12,070	$13,209	$12,877
4/30/2019	$12,331	$13,677	$13,212
5/31/2019	$11,809	$12,888	$12,742
6/30/2019	$12,341	$13,737	$13,389
7/31/2019	$12,341	$13,805	$13,457
8/31/2019	$12,164	$13,523	$13,385
9/30/2019	$12,321	$13,810	$13,568
10/31/2019	$12,519	$14,162	$13,827
11/30/2019	$12,717	$14,556	$14,104
12/31/2019	$13,020	$14,992	$14,406
1/31/2020	$12,908	$14,901	$14,424
2/29/2020	$12,306	$13,642	$13,646
3/31/2020	$10,710	$11,836	$12,417
4/30/2020	$11,692	$13,129	$13,433
5/31/2020	$12,306	$13,764	$13,890
6/30/2020	$12,696	$14,128	$14,152
7/31/2020	$13,220	$14,803	$14,677
8/31/2020	$13,678	$15,793	$15,325
9/30/2020	$13,432	$15,248	$14,952
10/31/2020	$13,209	$14,780	$14,611
11/30/2020	$14,682	$16,670	$15,962
12/31/2020	$15,174	$17,377	$16,442
1/31/2021	$15,174	$17,204	$16,292
2/28/2021	$15,441	$17,645	$16,514
3/31/2021	$15,637	$18,232	$16,837
4/30/2021	$16,135	$19,080	$17,425
5/31/2021	$16,297	$19,355	$17,618
6/30/2021	$16,563	$19,644	$17,839
7/31/2021	$16,644	$19,995	$18,122
8/31/2021	$16,887	$20,493	$18,428
9/30/2021	$16,355	$19,642	$17,844
10/31/2021	$16,992	$20,755	$18,550
11/30/2021	$16,540	$20,300	$18,282
12/31/2021	$16,838	$21,168	$18,815
1/31/2022	$16,050	$20,048	$17,997
2/28/2022	$15,662	$19,541	$17,618
3/31/2022	$15,699	$20,077	$17,809
4/30/2022	$14,649	$18,409	$16,571
5/31/2022	$14,711	$18,423	$16,612
6/30/2022	$13,673	$16,827	$15,526
7/31/2022	$14,398	$18,163	$16,503
8/31/2022	$13,923	$17,404	$15,880
9/30/2022	$12,910	$15,786	$14,641
10/31/2022	$13,535	$16,920	$15,320
11/30/2022	$14,323	$18,096	$16,235
12/31/2022	$13,887	$17,327	$15,730
1/31/2023	$14,675	$18,554	$16,655
2/28/2023	$14,287	$18,108	$16,245
3/31/2023	$14,571	$18,667	$16,720
4/30/2023	$14,714	$18,994	$16,956
5/31/2023	$14,559	$18,805	$16,782
6/30/2023	$15,140	$19,942	$17,475
7/31/2023	$15,463	$20,612	$17,882
8/31/2023	$15,153	$20,119	$17,549
9/30/2023	$14,584	$19,252	$16,885
10/31/2023	$14,223	$18,693	$16,462
11/30/2023	$15,256	$20,445	$17,766
12/31/2023	$16,017	$21,449	$18,581
1/31/2024	$16,124	$21,707	$18,721
2/29/2024	$16,683	$22,627	$19,198
3/31/2024	$17,203	$23,354	$19,683
4/30/2024	$16,563	$22,487	$19,022
5/31/2024	$17,070	$23,491	$19,713
6/30/2024	$17,283	$23,969	$20,050
7/31/2024	$17,603	$24,391	$20,438
8/31/2024	$18,016	$25,036	$20,904
9/30/2024	$18,269	$25,494	$21,256
10/31/2024	$17,909	$24,988	$20,802
11/30/2024	$18,602	$26,135	$21,537
12/31/2024	$18,109	$25,454	$21,038
1/31/2025	$18,704	$26,352	$21,591
2/28/2025	$18,661	$26,163	$21,625
3/31/2025	$18,038	$24,998	$20,953
4/30/2025	$18,109	$25,220	$21,108
5/31/2025	$18,930	$26,713	$21,938
6/30/2025	$19,667	$27,865	$22,702
7/31/2025	$19,865	$28,224	$22,888
8/31/2025	$20,247	$28,960	$23,388
9/30/2025	$20,757	$29,891	$23,991
10/31/2025	$21,054	$30,490	$24,372

Average Annual Total Returns

I3BY5	1 Year	5 Years	10 Years
Class R	17.56%	9.77%	7.73%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

TAALX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$35	0.32%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 17.93%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,145	$10,274	$10,109
4/30/2022	$9,467	$9,421	$9,406
5/31/2022	$9,515	$9,428	$9,429
6/30/2022	$8,845	$8,611	$8,813
7/31/2022	$9,321	$9,295	$9,367
8/31/2022	$9,015	$8,906	$9,014
9/30/2022	$8,360	$8,079	$8,310
10/31/2022	$8,764	$8,659	$8,696
11/30/2022	$9,281	$9,261	$9,215
12/31/2022	$9,004	$8,867	$8,929
1/31/2023	$9,514	$9,495	$9,453
2/28/2023	$9,263	$9,267	$9,221
3/31/2023	$9,456	$9,553	$9,491
4/30/2023	$9,548	$9,720	$9,624
5/31/2023	$9,447	$9,623	$9,526
6/30/2023	$9,833	$10,205	$9,919
7/31/2023	$10,050	$10,548	$10,150
8/31/2023	$9,849	$10,296	$9,961
9/30/2023	$9,481	$9,852	$9,584
10/31/2023	$9,246	$9,566	$9,344
11/30/2023	$9,925	$10,463	$10,084
12/31/2023	$10,428	$10,977	$10,546
1/31/2024	$10,497	$11,108	$10,626
2/29/2024	$10,862	$11,579	$10,897
3/31/2024	$11,192	$11,952	$11,172
4/30/2024	$10,775	$11,508	$10,797
5/31/2024	$11,113	$12,021	$11,189
6/30/2024	$11,252	$12,266	$11,380
7/31/2024	$11,460	$12,482	$11,600
8/31/2024	$11,738	$12,812	$11,865
9/30/2024	$11,912	$13,047	$12,065
10/31/2024	$11,677	$12,788	$11,808
11/30/2024	$12,128	$13,375	$12,224
12/31/2024	$11,806	$13,026	$11,941
1/31/2025	$12,205	$13,486	$12,255
2/28/2025	$12,177	$13,389	$12,274
3/31/2025	$11,769	$12,793	$11,893
4/30/2025	$11,816	$12,906	$11,981
5/31/2025	$12,363	$13,670	$12,452
6/30/2025	$12,844	$14,260	$12,886
7/31/2025	$12,974	$14,444	$12,991
8/31/2025	$13,234	$14,821	$13,275
9/30/2025	$13,567	$15,297	$13,617
10/31/2025	$13,771	$15,603	$13,834

Average Annual Total Returns

I3BYH	1 Year	Since Inception 3/1/22
Class R3	17.93%	9.11%
MSCI World IndexFootnote Reference(a)	22.02%	12.88%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	9.24%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

  Effective June 20, 2025, the Fund’s Annual Fund Operating Expenses were restated to reflect a reduction in the contractual expense limit for Class R3 shares from 0.35% to 0.30%, and the term of the reduced expense limit was extended through March 1, 2027.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class A

IMOAX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 14.50%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class A shares of the Fund posted positive returns and, at NAV, outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$9,447	$10,000	$10,000
11/30/2015	$9,447	$9,950	$9,974
12/31/2015	$9,319	$9,775	$9,883
1/31/2016	$9,052	$9,191	$9,672
2/29/2016	$9,052	$9,122	$9,676
3/31/2016	$9,416	$9,741	$10,046
4/30/2016	$9,505	$9,895	$10,124
5/31/2016	$9,562	$9,951	$10,177
6/30/2016	$9,594	$9,839	$10,227
7/31/2016	$9,837	$10,255	$10,469
8/31/2016	$9,886	$10,264	$10,470
9/30/2016	$9,918	$10,318	$10,487
10/31/2016	$9,797	$10,118	$10,348
11/30/2016	$9,780	$10,264	$10,329
12/31/2016	$9,886	$10,510	$10,461
1/31/2017	$10,040	$10,763	$10,587
2/28/2017	$10,219	$11,062	$10,792
3/31/2017	$10,287	$11,180	$10,840
4/30/2017	$10,398	$11,345	$10,964
5/31/2017	$10,509	$11,585	$11,122
6/30/2017	$10,543	$11,630	$11,139
7/31/2017	$10,714	$11,908	$11,291
8/31/2017	$10,748	$11,925	$11,353
9/30/2017	$10,851	$12,192	$11,451
10/31/2017	$10,928	$12,423	$11,574
11/30/2017	$11,004	$12,692	$11,710
12/31/2017	$11,117	$12,864	$11,811
1/31/2018	$11,403	$13,543	$12,068
2/28/2018	$11,108	$12,982	$11,774
3/31/2018	$11,062	$12,699	$11,677
4/30/2018	$11,062	$12,845	$11,691
5/31/2018	$11,090	$12,925	$11,794
6/30/2018	$11,044	$12,919	$11,791
7/31/2018	$11,182	$13,323	$11,990
8/31/2018	$11,237	$13,487	$12,131
9/30/2018	$11,209	$13,563	$12,132
10/31/2018	$10,721	$12,567	$11,650
11/30/2018	$10,758	$12,709	$11,765
12/31/2018	$10,426	$11,743	$11,416
1/31/2019	$10,913	$12,657	$11,910
2/28/2019	$11,035	$13,037	$12,086
3/31/2019	$11,167	$13,209	$12,298
4/30/2019	$11,339	$13,677	$12,527
5/31/2019	$11,055	$12,888	$12,272
6/30/2019	$11,441	$13,737	$12,762
7/31/2019	$11,451	$13,805	$12,816
8/31/2019	$11,410	$13,523	$12,861
9/30/2019	$11,492	$13,810	$12,968
10/31/2019	$11,634	$14,162	$13,156
11/30/2019	$11,756	$14,556	$13,342
12/31/2019	$11,959	$14,992	$13,544
1/31/2020	$11,959	$14,901	$13,630
2/29/2020	$11,605	$13,642	$13,175
3/31/2020	$10,434	$11,836	$12,305
4/30/2020	$11,175	$13,129	$13,087
5/31/2020	$11,626	$13,764	$13,423
6/30/2020	$11,937	$14,128	$13,628
7/31/2020	$12,356	$14,803	$14,047
8/31/2020	$12,646	$15,793	$14,457
9/30/2020	$12,485	$15,248	$14,204
10/31/2020	$12,324	$14,780	$13,954
11/30/2020	$13,354	$16,670	$14,915
12/31/2020	$13,710	$17,377	$15,241
1/31/2021	$13,699	$17,204	$15,111
2/28/2021	$13,811	$17,645	$15,195
3/31/2021	$13,900	$18,232	$15,353
4/30/2021	$14,280	$19,080	$15,771
5/31/2021	$14,403	$19,355	$15,910
6/30/2021	$14,593	$19,644	$16,085
7/31/2021	$14,682	$19,995	$16,319
8/31/2021	$14,839	$20,493	$16,506
9/30/2021	$14,459	$19,642	$16,092
10/31/2021	$14,872	$20,755	$16,546
11/30/2021	$14,593	$20,300	$16,389
12/31/2021	$14,795	$21,168	$16,718
1/31/2022	$14,227	$20,048	$16,096
2/28/2022	$13,937	$19,541	$15,802
3/31/2022	$13,864	$20,077	$15,800
4/30/2022	$13,066	$18,409	$14,844
5/31/2022	$13,115	$18,423	$14,897
6/30/2022	$12,377	$16,827	$14,135
7/31/2022	$12,933	$18,163	$14,869
8/31/2022	$12,534	$17,404	$14,348
9/30/2022	$11,737	$15,786	$13,371
10/31/2022	$12,099	$16,920	$13,765
11/30/2022	$12,716	$18,096	$14,496
12/31/2022	$12,421	$17,327	$14,156
1/31/2023	$13,035	$18,554	$14,874
2/28/2023	$12,716	$18,108	$14,503
3/31/2023	$12,974	$18,667	$14,912
4/30/2023	$13,072	$18,994	$15,087
5/31/2023	$12,937	$18,805	$14,930
6/30/2023	$13,305	$19,942	$15,355
7/31/2023	$13,501	$20,612	$15,607
8/31/2023	$13,293	$20,119	$15,371
9/30/2023	$12,839	$19,252	$14,844
10/31/2023	$12,556	$18,693	$14,512
11/30/2023	$13,366	$20,445	$15,521
12/31/2023	$13,994	$21,449	$16,199
1/31/2024	$14,058	$21,707	$16,274
2/29/2024	$14,350	$22,627	$16,504
3/31/2024	$14,706	$23,354	$16,845
4/30/2024	$14,210	$22,487	$16,319
5/31/2024	$14,592	$23,491	$16,822
6/30/2024	$14,770	$23,969	$17,073
7/31/2024	$15,050	$24,391	$17,423
8/31/2024	$15,381	$25,036	$17,778
9/30/2024	$15,597	$25,494	$18,060
10/31/2024	$15,266	$24,988	$17,657
11/30/2024	$15,762	$26,135	$18,155
12/31/2024	$15,370	$25,454	$17,770
1/31/2025	$15,770	$26,352	$18,131
2/28/2025	$15,837	$26,163	$18,265
3/31/2025	$15,450	$24,998	$17,862
4/30/2025	$15,490	$25,220	$17,976
5/31/2025	$15,970	$26,713	$18,444
6/30/2025	$16,505	$27,865	$18,984
7/31/2025	$16,611	$28,224	$19,081
8/31/2025	$16,918	$28,960	$19,444
9/30/2025	$17,279	$29,891	$19,863
10/31/2025	$17,479	$30,490	$20,124

Average Annual Total Returns

I3BX1	1 Year	5 Years	10 Years
Class A with Load	8.19%	6.03%	5.74%
Class A	14.50%	7.24%	6.35%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class C

IMOLX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$137	1.28%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 13.64%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class C shares of the Fund posted positive returns and, at NAV, underperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,984	$9,950	$9,974
12/31/2015	$9,843	$9,775	$9,883
1/31/2016	$9,560	$9,191	$9,672
2/29/2016	$9,551	$9,122	$9,676
3/31/2016	$9,928	$9,741	$10,046
4/30/2016	$10,014	$9,895	$10,124
5/31/2016	$10,074	$9,951	$10,177
6/30/2016	$10,100	$9,839	$10,227
7/31/2016	$10,348	$10,255	$10,469
8/31/2016	$10,391	$10,264	$10,470
9/30/2016	$10,425	$10,318	$10,487
10/31/2016	$10,288	$10,118	$10,348
11/30/2016	$10,271	$10,264	$10,329
12/31/2016	$10,375	$10,510	$10,461
1/31/2017	$10,527	$10,763	$10,587
2/28/2017	$10,706	$11,062	$10,792
3/31/2017	$10,769	$11,180	$10,840
4/30/2017	$10,877	$11,345	$10,964
5/31/2017	$10,984	$11,585	$11,122
6/30/2017	$11,020	$11,630	$11,139
7/31/2017	$11,182	$11,908	$11,291
8/31/2017	$11,218	$11,925	$11,353
10/31/2017	$11,388	$12,423	$11,574
11/30/2017	$11,469	$12,692	$11,710
12/31/2017	$11,582	$12,864	$11,811
1/31/2018	$11,869	$13,543	$12,068
2/28/2018	$11,553	$12,982	$11,774
3/31/2018	$11,495	$12,699	$11,677
4/30/2018	$11,486	$12,845	$11,691
5/31/2018	$11,505	$12,925	$11,794
6/30/2018	$11,457	$12,919	$11,791
7/31/2018	$11,591	$13,323	$11,990
8/31/2018	$11,639	$13,487	$12,131
9/30/2018	$11,610	$13,563	$12,132
10/31/2018	$11,083	$12,567	$11,650
11/30/2018	$11,121	$12,709	$11,765
12/31/2018	$10,777	$11,743	$11,416
1/31/2019	$11,267	$12,657	$11,910
2/28/2019	$11,381	$13,037	$12,086
3/31/2019	$11,517	$13,209	$12,298
4/30/2019	$11,683	$13,677	$12,527
5/31/2019	$11,381	$12,888	$12,272
6/30/2019	$11,777	$13,737	$12,762
7/31/2019	$11,777	$13,805	$12,816
8/31/2019	$11,725	$13,523	$12,861
9/30/2019	$11,798	$13,810	$12,968
10/31/2019	$11,944	$14,162	$13,156
11/30/2019	$12,058	$14,556	$13,342
12/31/2019	$12,265	$14,992	$13,544
1/31/2020	$12,243	$14,901	$13,630
2/29/2020	$11,884	$13,642	$13,175
3/31/2020	$10,675	$11,836	$12,305
4/30/2020	$11,426	$13,129	$13,087
5/31/2020	$11,884	$13,764	$13,423
6/30/2020	$12,200	$14,128	$13,628
7/31/2020	$12,603	$14,803	$14,047
8/31/2020	$12,897	$15,793	$14,457
9/30/2020	$12,734	$15,248	$14,204
10/31/2020	$12,548	$14,780	$13,954
11/30/2020	$13,594	$16,670	$14,915
12/31/2020	$13,948	$17,377	$15,241
1/31/2021	$13,926	$17,204	$15,111
2/28/2021	$14,027	$17,645	$15,195
3/31/2021	$14,117	$18,232	$15,353
4/30/2021	$14,487	$19,080	$15,771
5/31/2021	$14,599	$19,355	$15,910
6/30/2021	$14,779	$19,644	$16,085
7/31/2021	$14,869	$19,995	$16,319
8/31/2021	$15,015	$20,493	$16,506
9/30/2021	$14,622	$19,642	$16,092
10/31/2021	$15,026	$20,755	$16,546
11/30/2021	$14,734	$20,300	$16,389
12/31/2021	$14,934	$21,168	$16,718
1/31/2022	$14,346	$20,048	$16,096
2/28/2022	$14,046	$19,541	$15,802
3/31/2022	$13,962	$20,077	$15,800
4/30/2022	$13,145	$18,409	$14,844
5/31/2022	$13,193	$18,423	$14,897
6/30/2022	$12,437	$16,827	$14,135
7/31/2022	$13,001	$18,163	$14,869
8/31/2022	$12,593	$17,404	$14,348
9/30/2022	$11,777	$15,786	$13,371
10/31/2022	$12,137	$16,920	$13,765
11/30/2022	$12,749	$18,096	$14,496
12/31/2022	$12,449	$17,327	$14,156
1/31/2023	$13,052	$18,554	$14,874
2/28/2023	$12,715	$18,108	$14,503
3/31/2023	$12,968	$18,667	$14,912
4/30/2023	$13,064	$18,994	$15,087
5/31/2023	$12,920	$18,805	$14,930
6/30/2023	$13,269	$19,942	$15,355
7/31/2023	$13,462	$20,612	$15,607
8/31/2023	$13,245	$20,119	$15,371
9/30/2023	$12,787	$19,252	$14,844
10/31/2023	$12,497	$18,693	$14,512
11/30/2023	$13,294	$20,445	$15,521
12/31/2023	$13,905	$21,449	$16,199
1/31/2024	$13,955	$21,707	$16,274
2/29/2024	$14,251	$22,627	$16,504
3/31/2024	$14,586	$23,354	$16,845
4/30/2024	$14,078	$22,487	$16,319
5/31/2024	$14,449	$23,491	$16,822
6/30/2024	$14,623	$23,969	$17,073
7/31/2024	$14,882	$24,391	$17,423
8/31/2024	$15,204	$25,036	$17,778
9/30/2024	$15,402	$25,494	$18,060
10/31/2024	$15,068	$24,988	$17,657
11/30/2024	$15,538	$26,135	$18,155
12/31/2024	$15,156	$25,454	$17,770
1/31/2025	$15,529	$26,352	$18,131
2/28/2025	$15,593	$26,163	$18,265
3/31/2025	$15,194	$24,998	$17,862
4/30/2025	$15,233	$25,220	$17,976
5/31/2025	$15,696	$26,713	$18,444
6/30/2025	$16,210	$27,865	$18,984
7/31/2025	$16,300	$28,224	$19,081
8/31/2025	$16,583	$28,960	$19,444
9/30/2025	$16,917	$29,891	$19,863
10/31/2025	$17,123	$30,490	$20,124

Average Annual Total Returns

I3BX3	1 Year	5 Years	10 Years
Class C with Load	12.64%	6.41%	5.53%
Class C	13.64%	6.41%	5.53%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class I

TMMIX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 14.82%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class I shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$9,950	$9,974
12/31/2015	$9,864	$9,775	$9,883
1/31/2016	$9,590	$9,191	$9,672
2/29/2016	$9,590	$9,122	$9,676
3/31/2016	$9,976	$9,741	$10,046
4/30/2016	$10,071	$9,895	$10,124
5/31/2016	$10,139	$9,951	$10,177
6/30/2016	$10,174	$9,839	$10,227
7/31/2016	$10,431	$10,255	$10,469
8/31/2016	$10,483	$10,264	$10,470
9/30/2016	$10,526	$10,318	$10,487
10/31/2016	$10,397	$10,118	$10,348
11/30/2016	$10,380	$10,264	$10,329
12/31/2016	$10,497	$10,510	$10,461
1/31/2017	$10,661	$10,763	$10,587
2/28/2017	$10,851	$11,062	$10,792
3/31/2017	$10,924	$11,180	$10,840
4/30/2017	$11,042	$11,345	$10,964
5/31/2017	$11,160	$11,585	$11,122
6/30/2017	$11,205	$11,630	$11,139
7/31/2017	$11,387	$11,908	$11,291
8/31/2017	$11,423	$11,925	$11,353
10/31/2017	$11,623	$12,423	$11,574
11/30/2017	$11,705	$12,692	$11,710
12/31/2017	$11,834	$12,864	$11,811
1/31/2018	$12,139	$13,543	$12,068
2/28/2018	$11,824	$12,982	$11,774
3/31/2018	$11,775	$12,699	$11,677
4/30/2018	$11,775	$12,845	$11,691
5/31/2018	$11,805	$12,925	$11,794
6/30/2018	$11,766	$12,919	$11,791
7/31/2018	$11,913	$13,323	$11,990
8/31/2018	$11,972	$13,487	$12,131
9/30/2018	$11,952	$13,563	$12,132
10/31/2018	$11,422	$12,567	$11,650
11/30/2018	$11,461	$12,709	$11,765
12/31/2018	$11,121	$11,743	$11,416
1/31/2019	$11,642	$12,657	$11,910
2/28/2019	$11,772	$13,037	$12,086
3/31/2019	$11,913	$13,209	$12,298
4/30/2019	$12,108	$13,677	$12,527
5/31/2019	$11,793	$12,888	$12,272
6/30/2019	$12,217	$13,737	$12,762
7/31/2019	$12,227	$13,805	$12,816
8/31/2019	$12,184	$13,523	$12,861
9/30/2019	$12,271	$13,810	$12,968
10/31/2019	$12,434	$14,162	$13,156
11/30/2019	$12,564	$14,556	$13,342
12/31/2019	$12,777	$14,992	$13,544
1/31/2020	$12,777	$14,901	$13,630
2/29/2020	$12,409	$13,642	$13,175
3/31/2020	$11,156	$11,836	$12,305
4/30/2020	$11,949	$13,129	$13,087
5/31/2020	$12,444	$13,764	$13,423
6/30/2020	$12,777	$14,128	$13,628
7/31/2020	$13,214	$14,803	$14,047
8/31/2020	$13,536	$15,793	$14,457
9/30/2020	$13,375	$15,248	$14,204
10/31/2020	$13,203	$14,780	$13,954
11/30/2020	$14,307	$16,670	$14,915
12/31/2020	$14,695	$17,377	$15,241
1/31/2021	$14,683	$17,204	$15,111
2/28/2021	$14,803	$17,645	$15,195
3/31/2021	$14,911	$18,232	$15,353
4/30/2021	$15,307	$19,080	$15,771
5/31/2021	$15,451	$19,355	$15,910
6/30/2021	$15,655	$19,644	$16,085
7/31/2021	$15,763	$19,995	$16,319
8/31/2021	$15,931	$20,493	$16,506
9/30/2021	$15,535	$19,642	$16,092
10/31/2021	$15,979	$20,755	$16,546
11/30/2021	$15,679	$20,300	$16,389
12/31/2021	$15,895	$21,168	$16,718
1/31/2022	$15,297	$20,048	$16,096
2/28/2022	$14,985	$19,541	$15,802
3/31/2022	$14,907	$20,077	$15,800
4/30/2022	$14,087	$18,409	$14,844
5/31/2022	$14,139	$18,423	$14,897
6/30/2022	$13,346	$16,827	$14,135
7/31/2022	$13,957	$18,163	$14,869
8/31/2022	$13,528	$17,404	$14,348
9/30/2022	$12,669	$15,786	$13,371
10/31/2022	$13,065	$16,920	$13,765
11/30/2022	$13,730	$18,096	$14,496
12/31/2022	$13,431	$17,327	$14,156
1/31/2023	$14,082	$18,554	$14,874
2/28/2023	$13,737	$18,108	$14,503
3/31/2023	$14,029	$18,667	$14,912
4/30/2023	$14,148	$18,994	$15,087
5/31/2023	$14,002	$18,805	$14,930
6/30/2023	$14,400	$19,942	$15,355
7/31/2023	$14,613	$20,612	$15,607
8/31/2023	$14,387	$20,119	$15,371
9/30/2023	$13,909	$19,252	$14,844
10/31/2023	$13,604	$18,693	$14,512
11/30/2023	$14,493	$20,445	$15,521
12/31/2023	$15,165	$21,449	$16,199
1/31/2024	$15,234	$21,707	$16,274
2/29/2024	$15,565	$22,627	$16,504
3/31/2024	$15,951	$23,354	$16,845
4/30/2024	$15,413	$22,487	$16,319
5/31/2024	$15,841	$23,491	$16,822
6/30/2024	$16,034	$23,969	$17,073
7/31/2024	$16,351	$24,391	$17,423
8/31/2024	$16,709	$25,036	$17,778
9/30/2024	$16,944	$25,494	$18,060
10/31/2024	$16,599	$24,988	$17,657
11/30/2024	$17,123	$26,135	$18,155
12/31/2024	$16,722	$25,454	$17,770
1/31/2025	$17,157	$26,352	$18,131
2/28/2025	$17,230	$26,163	$18,265
3/31/2025	$16,809	$24,998	$17,862
4/30/2025	$16,867	$25,220	$17,976
5/31/2025	$17,389	$26,713	$18,444
6/30/2025	$17,985	$27,865	$18,984
7/31/2025	$18,101	$28,224	$19,081
8/31/2025	$18,435	$28,960	$19,444
9/30/2025	$18,826	$29,891	$19,863
10/31/2025	$19,059	$30,490	$20,124

Average Annual Total Returns

I3BX8	1 Year	5 Years	10 Years
Class I	14.82%	7.62%	6.66%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class R

IMDRX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	0.70%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 14.29%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,992	$9,950	$9,974
12/31/2015	$9,850	$9,775	$9,883
1/31/2016	$9,575	$9,191	$9,672
2/29/2016	$9,567	$9,122	$9,676
3/31/2016	$9,953	$9,741	$10,046
4/30/2016	$10,039	$9,895	$10,124
5/31/2016	$10,100	$9,951	$10,177
6/30/2016	$10,134	$9,839	$10,227
7/31/2016	$10,392	$10,255	$10,469
8/31/2016	$10,435	$10,264	$10,470
9/30/2016	$10,469	$10,318	$10,487
10/31/2016	$10,340	$10,118	$10,348
11/30/2016	$10,323	$10,264	$10,329
12/31/2016	$10,431	$10,510	$10,461
1/31/2017	$10,585	$10,763	$10,587
2/28/2017	$10,775	$11,062	$10,792
3/31/2017	$10,838	$11,180	$10,840
4/30/2017	$10,956	$11,345	$10,964
5/31/2017	$11,073	$11,585	$11,122
6/30/2017	$11,110	$11,630	$11,139
7/31/2017	$11,282	$11,908	$11,291
8/31/2017	$11,318	$11,925	$11,353
10/31/2017	$11,499	$12,423	$11,574
11/30/2017	$11,580	$12,692	$11,710
12/31/2017	$11,707	$12,864	$11,811
1/31/2018	$11,999	$13,543	$12,068
2/28/2018	$11,688	$12,982	$11,774
3/31/2018	$11,629	$12,699	$11,677
4/30/2018	$11,629	$12,845	$11,691
5/31/2018	$11,659	$12,925	$11,794
6/30/2018	$11,610	$12,919	$11,791
7/31/2018	$11,756	$13,323	$11,990
8/31/2018	$11,814	$13,487	$12,131
9/30/2018	$11,775	$13,563	$12,132
10/31/2018	$11,260	$12,567	$11,650
11/30/2018	$11,289	$12,709	$11,765
12/31/2018	$10,943	$11,743	$11,416
1/31/2019	$11,456	$12,657	$11,910
2/28/2019	$11,574	$13,037	$12,086
3/31/2019	$11,713	$13,209	$12,298
4/30/2019	$11,895	$13,677	$12,527
5/31/2019	$11,595	$12,888	$12,272
6/30/2019	$12,002	$13,737	$12,762
7/31/2019	$12,002	$13,805	$12,816
8/31/2019	$11,959	$13,523	$12,861
9/30/2019	$12,034	$13,810	$12,968
10/31/2019	$12,184	$14,162	$13,156
11/30/2019	$12,312	$14,556	$13,342
12/31/2019	$12,520	$14,992	$13,544
1/31/2020	$12,520	$14,901	$13,630
2/29/2020	$12,147	$13,642	$13,175
3/31/2020	$10,918	$11,836	$12,305
4/30/2020	$11,696	$13,129	$13,087
5/31/2020	$12,159	$13,764	$13,423
6/30/2020	$12,486	$14,128	$13,628
7/31/2020	$12,914	$14,803	$14,047
8/31/2020	$13,230	$15,793	$14,457
9/30/2020	$13,050	$15,248	$14,204
10/31/2020	$12,881	$14,780	$13,954
11/30/2020	$13,952	$16,670	$14,915
12/31/2020	$14,329	$17,377	$15,241
1/31/2021	$14,306	$17,204	$15,111
2/28/2021	$14,423	$17,645	$15,195
3/31/2021	$14,517	$18,232	$15,353
4/30/2021	$14,903	$19,080	$15,771
5/31/2021	$15,032	$19,355	$15,910
6/30/2021	$15,219	$19,644	$16,085
7/31/2021	$15,313	$19,995	$16,319
8/31/2021	$15,477	$20,493	$16,506
9/30/2021	$15,079	$19,642	$16,092
10/31/2021	$15,500	$20,755	$16,546
11/30/2021	$15,207	$20,300	$16,389
12/31/2021	$15,420	$21,168	$16,718
1/31/2022	$14,826	$20,048	$16,096
2/28/2022	$14,510	$19,541	$15,802
3/31/2022	$14,434	$20,077	$15,800
4/30/2022	$13,600	$18,409	$14,844
5/31/2022	$13,650	$18,423	$14,897
6/30/2022	$12,879	$16,827	$14,135
7/31/2022	$13,461	$18,163	$14,869
8/31/2022	$13,044	$17,404	$14,348
9/30/2022	$12,209	$15,786	$13,371
10/31/2022	$12,589	$16,920	$13,765
11/30/2022	$13,220	$18,096	$14,496
12/31/2022	$12,923	$17,327	$14,156
1/31/2023	$13,550	$18,554	$14,874
2/28/2023	$13,217	$18,108	$14,503
3/31/2023	$13,473	$18,667	$14,912
4/30/2023	$13,589	$18,994	$15,087
5/31/2023	$13,435	$18,805	$14,930
6/30/2023	$13,806	$19,942	$15,355
7/31/2023	$14,024	$20,612	$15,607
8/31/2023	$13,794	$20,119	$15,371
9/30/2023	$13,320	$19,252	$14,844
10/31/2023	$13,025	$18,693	$14,512
11/30/2023	$13,871	$20,445	$15,521
12/31/2023	$14,518	$21,449	$16,199
1/31/2024	$14,571	$21,707	$16,274
2/29/2024	$14,875	$22,627	$16,504
3/31/2024	$15,259	$23,354	$16,845
4/30/2024	$14,729	$22,487	$16,319
5/31/2024	$15,127	$23,491	$16,822
6/30/2024	$15,312	$23,969	$17,073
7/31/2024	$15,603	$24,391	$17,423
8/31/2024	$15,934	$25,036	$17,778
9/30/2024	$16,159	$25,494	$18,060
10/31/2024	$15,815	$24,988	$17,657
11/30/2024	$16,318	$26,135	$18,155
12/31/2024	$15,921	$25,454	$17,770
1/31/2025	$16,324	$26,352	$18,131
2/28/2025	$16,394	$26,163	$18,265
3/31/2025	$15,991	$24,998	$17,862
4/30/2025	$16,032	$25,220	$17,976
5/31/2025	$16,519	$26,713	$18,444
6/30/2025	$17,074	$27,865	$18,984
7/31/2025	$17,185	$28,224	$19,081
8/31/2025	$17,491	$28,960	$19,444
9/30/2025	$17,852	$29,891	$19,863
10/31/2025	$18,075	$30,490	$20,124

Average Annual Total Returns

I3BX5	1 Year	5 Years	10 Years
Class R	14.29%	7.01%	6.10%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class R3

TAAMX

October 31, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$38	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 14.62%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,017	$10,274	$9,998
4/30/2022	$9,441	$9,421	$9,393
5/31/2022	$9,476	$9,428	$9,427
6/30/2022	$8,943	$8,611	$8,945
7/31/2022	$9,345	$9,295	$9,409
8/31/2022	$9,065	$8,906	$9,080
9/30/2022	$8,489	$8,079	$8,461
10/31/2022	$8,751	$8,659	$8,710
11/30/2022	$9,197	$9,261	$9,173
12/31/2022	$8,990	$8,867	$8,958
1/31/2023	$9,425	$9,495	$9,413
2/28/2023	$9,194	$9,267	$9,178
3/31/2023	$9,389	$9,553	$9,436
4/30/2023	$9,460	$9,720	$9,548
5/31/2023	$9,363	$9,623	$9,448
6/30/2023	$9,629	$10,205	$9,717
7/31/2023	$9,779	$10,548	$9,877
8/31/2023	$9,620	$10,296	$9,727
9/30/2023	$9,292	$9,852	$9,394
10/31/2023	$9,097	$9,566	$9,183
11/30/2023	$9,682	$10,463	$9,822
12/31/2023	$10,131	$10,977	$10,251
1/31/2024	$10,177	$11,108	$10,298
2/29/2024	$10,398	$11,579	$10,444
3/31/2024	$10,647	$11,952	$10,660
4/30/2024	$10,288	$11,508	$10,327
5/31/2024	$10,573	$12,021	$10,645
6/30/2024	$10,702	$12,266	$10,804
7/31/2024	$10,905	$12,482	$11,025
8/31/2024	$11,144	$12,812	$11,250
9/30/2024	$11,301	$13,047	$11,429
10/31/2024	$11,071	$12,788	$11,174
11/30/2024	$11,421	$13,375	$11,489
12/31/2024	$11,145	$13,026	$11,245
1/31/2025	$11,436	$13,486	$11,474
2/28/2025	$11,485	$13,389	$11,558
3/31/2025	$11,203	$12,793	$11,303
4/30/2025	$11,242	$12,906	$11,376
5/31/2025	$11,592	$13,670	$11,672
6/30/2025	$11,980	$14,260	$12,013
7/31/2025	$12,058	$14,444	$12,075
8/31/2025	$12,281	$14,821	$12,304
9/30/2025	$12,533	$15,297	$12,569
10/31/2025	$12,689	$15,603	$12,734

Average Annual Total Returns

I3BXH	1 Year	Since Inception 3/1/22
Class R3	14.62%	6.70%
MSCI World IndexFootnote Reference(a)	22.02%	12.88%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	6.81%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Annual Shareholder Report

Transamerica Asset Allocation Intermediate Horizon

Class R

TAARX

October 31, 2025

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	0.60%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 12.79%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 13% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 6% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 3%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation Intermediate Horizon

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,050	$10,202	$10,029
6/30/2017	$10,070	$10,265	$10,019
7/31/2017	$10,200	$10,476	$10,062
8/31/2017	$10,220	$10,509	$10,152
9/30/2017	$10,314	$10,725	$10,104
10/31/2017	$10,424	$10,976	$10,110
11/30/2017	$10,565	$11,312	$10,097
12/31/2017	$10,626	$11,438	$10,143
1/31/2018	$10,858	$12,093	$10,026
2/28/2018	$10,585	$11,647	$9,931
3/31/2018	$10,552	$11,351	$9,995
4/30/2018	$10,572	$11,395	$9,920
5/31/2018	$10,704	$11,669	$9,991
6/30/2018	$10,691	$11,741	$9,979
7/31/2018	$10,833	$12,178	$9,981
8/31/2018	$10,976	$12,575	$10,046
9/30/2018	$10,947	$12,646	$9,981
10/31/2018	$10,417	$11,782	$9,902
11/30/2018	$10,499	$12,022	$9,961
12/31/2018	$10,071	$10,937	$10,144
1/31/2019	$10,607	$11,813	$10,252
2/28/2019	$10,801	$12,192	$10,246
3/31/2019	$10,890	$12,429	$10,443
4/30/2019	$11,116	$12,932	$10,445
5/31/2019	$10,783	$12,111	$10,631
6/30/2019	$11,206	$12,964	$10,764
7/31/2019	$11,250	$13,150	$10,788
8/31/2019	$11,196	$12,942	$11,067
9/30/2019	$11,302	$13,184	$11,009
10/31/2019	$11,443	$13,470	$11,042
11/30/2019	$11,670	$13,959	$11,036
12/31/2019	$11,815	$14,380	$11,028
1/31/2020	$11,860	$14,374	$11,241
2/29/2020	$11,460	$13,191	$11,443
3/31/2020	$10,291	$11,562	$11,376
4/30/2020	$11,106	$13,044	$11,578
5/31/2020	$11,588	$13,665	$11,632
6/30/2020	$11,863	$13,937	$11,705
7/31/2020	$12,277	$14,723	$11,880
8/31/2020	$12,622	$15,781	$11,784
9/30/2020	$12,455	$15,182	$11,777
10/31/2020	$12,282	$14,778	$11,725
11/30/2020	$13,307	$16,395	$11,840
12/31/2020	$13,668	$17,026	$11,856
1/31/2021	$13,643	$16,854	$11,771
2/28/2021	$13,854	$17,319	$11,601
3/31/2021	$14,013	$18,077	$11,456
4/30/2021	$14,374	$19,042	$11,547
5/31/2021	$14,474	$19,175	$11,585
6/30/2021	$14,667	$19,623	$11,666
7/31/2021	$14,792	$20,089	$11,796
8/31/2021	$14,955	$20,699	$11,774
9/30/2021	$14,572	$19,737	$11,672
10/31/2021	$14,985	$21,120	$11,669
11/30/2021	$14,710	$20,973	$11,703
12/31/2021	$14,964	$21,913	$11,673
1/31/2022	$14,296	$20,779	$11,422
2/28/2022	$14,118	$20,157	$11,295
3/31/2022	$14,029	$20,905	$10,981
4/30/2022	$13,194	$19,082	$10,564
5/31/2022	$13,153	$19,117	$10,632
6/30/2022	$12,396	$17,539	$10,465
7/31/2022	$13,056	$19,157	$10,721
8/31/2022	$12,684	$18,375	$10,418
9/30/2022	$11,816	$16,683	$9,968
10/31/2022	$12,244	$18,034	$9,839
11/30/2022	$12,755	$19,042	$10,201
12/31/2022	$12,420	$17,944	$10,155
1/31/2023	$13,097	$19,072	$10,467
2/28/2023	$12,811	$18,607	$10,196
3/31/2023	$12,981	$19,290	$10,455
4/30/2023	$12,996	$19,591	$10,519
5/31/2023	$12,875	$19,676	$10,404
6/30/2023	$13,291	$20,976	$10,367
7/31/2023	$13,609	$21,650	$10,360
8/31/2023	$13,337	$21,305	$10,294
9/30/2023	$12,908	$20,289	$10,032
10/31/2023	$12,527	$19,863	$9,874
11/30/2023	$13,319	$21,677	$10,321
12/31/2023	$14,002	$22,662	$10,716
1/31/2024	$13,956	$23,042	$10,687
2/29/2024	$14,263	$24,273	$10,536
3/31/2024	$14,573	$25,054	$10,633
4/30/2024	$14,049	$24,030	$10,364
5/31/2024	$14,357	$25,222	$10,540
6/30/2024	$14,475	$26,127	$10,640
7/31/2024	$14,831	$26,445	$10,888
8/31/2024	$15,157	$27,087	$11,045
9/30/2024	$15,376	$27,665	$11,193
10/31/2024	$15,174	$27,414	$10,915
11/30/2024	$15,874	$29,023	$11,031
12/31/2024	$15,419	$28,332	$10,850
1/31/2025	$15,843	$29,120	$10,908
2/28/2025	$15,826	$28,741	$11,148
3/31/2025	$15,435	$27,121	$11,152
4/30/2025	$15,517	$26,937	$11,196
5/31/2025	$15,989	$28,633	$11,116
6/30/2025	$16,423	$30,089	$11,286
7/31/2025	$16,472	$30,764	$11,257
8/31/2025	$16,802	$31,388	$11,391
9/30/2025	$17,065	$32,533	$11,516
10/31/2025	$17,115	$33,295	$11,587

Average Annual Total Returns

I0DY5	1 Year	5 Years	Since Inception 5/19/17
Class R	12.79%	6.86%	6.56%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	15.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.76%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$43,068,966
Number of Portfolio Holdings	12
Portfolio Turnover Rate	300%
Total Advisory Fees Paid (net of waivers and reimbursements)	$70,029

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.3%
U.S. Equity Funds	40.2
International Equity Funds	13.4
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.2%
Transamerica Large Growth, Class I3	14.8
Transamerica Large Value Opportunities, Class I3	13.5
Transamerica International Equity, Class I3	13.4
Transamerica Inflation Opportunities, Class I3	10.7
Transamerica Short-Term Bond, Class I3	7.4
Transamerica High Yield Bond, Class I3	6.0
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Intermediate Horizon

Class R

Annual Shareholder Report

Transamerica Asset Allocation Intermediate Horizon

Class R4

TAAFX

October 31, 2025

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 13.00%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 13% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 6% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 3%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,983	$10,030	$9,974
12/31/2015	$9,804	$9,872	$9,941
1/31/2016	$9,460	$9,382	$10,078
2/29/2016	$9,434	$9,369	$10,150
3/31/2016	$9,843	$10,005	$10,243
4/30/2016	$9,886	$10,043	$10,282
5/31/2016	$9,946	$10,224	$10,285
6/30/2016	$9,928	$10,250	$10,469
7/31/2016	$10,197	$10,628	$10,536
8/31/2016	$10,232	$10,643	$10,524
9/30/2016	$10,272	$10,645	$10,517
10/31/2016	$10,168	$10,451	$10,437
11/30/2016	$10,246	$10,838	$10,190
12/31/2016	$10,366	$11,052	$10,205
1/31/2017	$10,506	$11,262	$10,225
2/28/2017	$10,691	$11,709	$10,293
3/31/2017	$10,727	$11,723	$10,288
4/30/2017	$10,842	$11,843	$10,367
5/31/2017	$10,941	$12,010	$10,447
6/30/2017	$10,964	$12,085	$10,437
7/31/2017	$11,106	$12,333	$10,481
8/31/2017	$11,117	$12,371	$10,575
9/30/2017	$11,223	$12,626	$10,525
10/31/2017	$11,354	$12,921	$10,531
11/30/2017	$11,507	$13,317	$10,518
12/31/2017	$11,581	$13,465	$10,566
1/31/2018	$11,834	$14,236	$10,444
2/28/2018	$11,537	$13,711	$10,345
3/31/2018	$11,497	$13,363	$10,412
4/30/2018	$11,519	$13,414	$10,334
5/31/2018	$11,673	$13,737	$10,408
6/30/2018	$11,666	$13,822	$10,395
7/31/2018	$11,821	$14,336	$10,398
8/31/2018	$11,987	$14,803	$10,464
9/30/2018	$11,942	$14,887	$10,397
10/31/2018	$11,375	$13,870	$10,315
11/30/2018	$11,464	$14,153	$10,377
12/31/2018	$10,992	$12,875	$10,567
1/31/2019	$11,591	$13,906	$10,679
2/28/2019	$11,802	$14,353	$10,673
3/31/2019	$11,907	$14,632	$10,878
4/30/2019	$12,154	$15,224	$10,881
5/31/2019	$11,789	$14,257	$11,074
6/30/2019	$12,260	$15,262	$11,213
7/31/2019	$12,308	$15,481	$11,238
8/31/2019	$12,249	$15,236	$11,529
9/30/2019	$12,369	$15,521	$11,468
10/31/2019	$12,523	$15,857	$11,502
11/30/2019	$12,784	$16,433	$11,496
12/31/2019	$12,938	$16,928	$11,488
1/31/2020	$12,988	$16,922	$11,709
2/29/2020	$12,550	$15,529	$11,920
3/31/2020	$11,278	$13,611	$11,850
4/30/2020	$12,171	$15,356	$12,061
5/31/2020	$12,712	$16,087	$12,117
6/30/2020	$13,009	$16,407	$12,193
7/31/2020	$13,462	$17,332	$12,375
8/31/2020	$13,841	$18,578	$12,275
9/30/2020	$13,666	$17,872	$12,269
10/31/2020	$13,477	$17,397	$12,214
11/30/2020	$14,602	$19,301	$12,334
12/31/2020	$15,007	$20,043	$12,351
1/31/2021	$14,980	$19,841	$12,262
2/28/2021	$15,212	$20,388	$12,085
3/31/2021	$15,396	$21,281	$11,934
4/30/2021	$15,793	$22,416	$12,028
5/31/2021	$15,902	$22,573	$12,068
6/30/2021	$16,112	$23,100	$12,152
7/31/2021	$16,263	$23,649	$12,288
8/31/2021	$16,441	$24,368	$12,265
9/30/2021	$16,031	$23,234	$12,159
10/31/2021	$16,485	$24,862	$12,155
11/30/2021	$16,196	$24,690	$12,191
12/31/2021	$16,472	$25,797	$12,160
1/31/2022	$15,737	$24,462	$11,898
2/28/2022	$15,541	$23,729	$11,765
3/31/2022	$15,453	$24,610	$11,439
4/30/2022	$14,533	$22,464	$11,005
5/31/2022	$14,488	$22,505	$11,075
6/30/2022	$13,648	$20,648	$10,902
7/31/2022	$14,390	$22,552	$11,168
8/31/2022	$13,981	$21,632	$10,853
9/30/2022	$13,031	$19,640	$10,384
10/31/2022	$13,503	$21,230	$10,249
11/30/2022	$14,066	$22,416	$10,626
12/31/2022	$13,707	$21,125	$10,578
1/31/2023	$14,453	$22,452	$10,904
2/28/2023	$14,138	$21,904	$10,622
3/31/2023	$14,335	$22,708	$10,891
4/30/2023	$14,351	$23,063	$10,957
5/31/2023	$14,218	$23,163	$10,838
6/30/2023	$14,687	$24,693	$10,799
7/31/2023	$15,038	$25,487	$10,792
8/31/2023	$14,737	$25,081	$10,723
9/30/2023	$14,272	$23,885	$10,451
10/31/2023	$13,852	$23,383	$10,286
11/30/2023	$14,727	$25,518	$10,751
12/31/2023	$15,491	$26,678	$11,163
1/31/2024	$15,423	$27,126	$11,132
2/29/2024	$15,780	$28,574	$10,975
3/31/2024	$16,131	$29,494	$11,076
4/30/2024	$15,551	$28,289	$10,797
5/31/2024	$15,892	$29,692	$10,980
6/30/2024	$16,012	$30,757	$11,084
7/31/2024	$16,439	$31,132	$11,342
8/31/2024	$16,797	$31,887	$11,505
9/30/2024	$17,033	$32,568	$11,660
10/31/2024	$16,827	$32,272	$11,370
11/30/2024	$17,599	$34,167	$11,491
12/31/2024	$17,109	$33,352	$11,303
1/31/2025	$17,580	$34,281	$11,362
2/28/2025	$17,561	$33,834	$11,612
3/31/2025	$17,127	$31,928	$11,617
4/30/2025	$17,218	$31,711	$11,663
5/31/2025	$17,742	$33,707	$11,579
6/30/2025	$18,235	$35,421	$11,757
7/31/2025	$18,290	$36,216	$11,726
8/31/2025	$18,674	$36,950	$11,866
9/30/2025	$18,960	$38,299	$11,996
10/31/2025	$19,015	$39,196	$12,071

Average Annual Total Returns

I0DYE	1 Year	5 Years	10 Years
Class R4	13.00%	7.13%	6.64%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$43,068,966
Number of Portfolio Holdings	12
Portfolio Turnover Rate	300%
Total Advisory Fees Paid (net of waivers and reimbursements)	$70,029

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.3%
U.S. Equity Funds	40.2
International Equity Funds	13.4
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.2%
Transamerica Large Growth, Class I3	14.8
Transamerica Large Value Opportunities, Class I3	13.5
Transamerica International Equity, Class I3	13.4
Transamerica Inflation Opportunities, Class I3	10.7
Transamerica Short-Term Bond, Class I3	7.4
Transamerica High Yield Bond, Class I3	6.0
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Annual Shareholder Report

Transamerica Asset Allocation Long Horizon

Class R

TALRX

October 31, 2025

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	0.60%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 18.03%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Asset Allocation Long Horizon Blended Benchmark, returned 20.27% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 21% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 2% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 6%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation Long Horizon

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
6/30/2017	$10,070	$10,202	$10,160
7/31/2017	$10,127	$10,265	$10,222
8/31/2017	$10,327	$10,476	$10,427
9/30/2017	$10,287	$10,509	$10,447
10/31/2017	$10,690	$10,976	$10,870
11/30/2017	$10,940	$11,312	$11,114
12/31/2017	$11,037	$11,438	$11,241
1/31/2018	$11,511	$12,093	$11,753
2/28/2018	$11,077	$11,647	$11,325
3/31/2018	$10,977	$11,351	$11,134
4/30/2018	$11,047	$11,395	$11,225
5/31/2018	$11,249	$11,669	$11,391
6/30/2018	$11,223	$11,741	$11,412
7/31/2018	$11,465	$12,178	$11,732
8/31/2018	$11,687	$12,575	$11,958
9/30/2018	$11,659	$12,646	$11,991
10/31/2018	$10,740	$11,782	$11,169
11/30/2018	$10,871	$12,022	$11,317
12/31/2018	$9,992	$10,937	$10,487
1/31/2019	$10,848	$11,813	$11,279
2/28/2019	$11,175	$12,192	$11,614
3/31/2019	$11,202	$12,429	$11,760
4/30/2019	$11,597	$12,932	$12,157
5/31/2019	$10,898	$12,111	$11,514
6/30/2019	$11,568	$12,964	$12,226
7/31/2019	$11,625	$13,150	$12,315
8/31/2019	$11,343	$12,942	$12,097
9/30/2019	$11,596	$13,184	$12,316
10/31/2019	$11,844	$13,470	$12,590
11/30/2019	$12,227	$13,959	$12,945
12/31/2019	$12,478	$14,380	$13,298
1/31/2020	$12,415	$14,374	$13,243
2/29/2020	$11,572	$13,191	$12,256
3/31/2020	$9,814	$11,562	$10,695
4/30/2020	$11,011	$13,044	$11,833
5/31/2020	$11,780	$13,665	$12,387
6/30/2020	$12,161	$13,937	$12,685
7/31/2020	$12,703	$14,723	$13,268
8/31/2020	$13,320	$15,781	$14,068
9/30/2020	$13,022	$15,182	$13,633
10/31/2020	$12,757	$14,778	$13,307
11/30/2020	$14,484	$16,395	$14,885
12/31/2020	$15,123	$17,026	$15,501
1/31/2021	$15,095	$16,854	$15,414
2/28/2021	$15,642	$17,319	$15,814
3/31/2021	$15,983	$18,077	$16,280
4/30/2021	$16,573	$19,042	$16,974
5/31/2021	$16,699	$19,175	$17,177
6/30/2021	$16,967	$19,623	$17,428
7/31/2021	$17,094	$20,089	$17,669
8/31/2021	$17,417	$20,699	$18,070
9/30/2021	$16,761	$19,737	$17,405
10/31/2021	$17,548	$21,120	$18,310
11/30/2021	$16,972	$20,973	$17,923
12/31/2021	$17,457	$21,913	$18,614
1/31/2022	$16,348	$20,779	$17,661
2/28/2022	$16,095	$20,157	$17,294
3/31/2022	$16,113	$20,905	$17,688
4/30/2022	$14,812	$19,082	$16,318
5/31/2022	$14,765	$19,117	$16,344
6/30/2022	$13,514	$17,539	$15,031
7/31/2022	$14,531	$19,157	$16,187
8/31/2022	$14,023	$18,375	$15,574
9/30/2022	$12,766	$16,683	$14,217
10/31/2022	$13,672	$18,034	$15,180
11/30/2022	$14,467	$19,042	$16,126
12/31/2022	$13,834	$17,944	$15,478
1/31/2023	$14,926	$19,072	$16,525
2/28/2023	$14,544	$18,607	$16,153
3/31/2023	$14,682	$19,290	$16,560
4/30/2023	$14,682	$19,591	$16,802
5/31/2023	$14,500	$19,676	$16,661
6/30/2023	$15,330	$20,976	$17,606
7/31/2023	$15,914	$21,650	$18,167
8/31/2023	$15,421	$21,305	$17,762
9/30/2023	$14,773	$20,289	$17,035
10/31/2023	$14,134	$19,863	$16,549
11/30/2023	$15,321	$21,677	$17,997
12/31/2023	$16,324	$22,662	$18,917
1/31/2024	$16,212	$23,042	$19,076
2/29/2024	$16,923	$24,273	$19,824
3/31/2024	$17,445	$25,054	$20,429
4/30/2024	$16,602	$24,030	$19,681
5/31/2024	$17,052	$25,222	$20,507
6/30/2024	$17,155	$26,127	$20,863
7/31/2024	$17,736	$26,445	$21,313
8/31/2024	$18,204	$27,087	$21,815
9/30/2024	$18,494	$27,665	$22,201
10/31/2024	$18,268	$27,414	$21,792
11/30/2024	$19,600	$29,023	$22,780
12/31/2024	$18,788	$28,332	$22,153
1/31/2025	$19,605	$29,120	$22,898
2/28/2025	$19,346	$28,741	$22,740
3/31/2025	$18,549	$27,121	$21,839
4/30/2025	$18,688	$26,937	$21,992
5/31/2025	$19,725	$28,633	$23,168
6/30/2025	$20,430	$30,089	$24,106
7/31/2025	$20,530	$30,764	$24,389
8/31/2025	$21,089	$31,388	$25,047
9/30/2025	$21,503	$32,533	$25,766
10/31/2025	$21,563	$33,295	$26,210

Average Annual Total Returns

I0DZ5	1 Year	5 Years	Since Inception 5/19/17
Class R	18.03%	11.07%	9.51%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	15.29%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	20.27%	14.52%	12.07%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Long Horizon Blended Benchmark consists of the following: 66% Russell 3000® Index, 24% MSCI World Index ex-U.S., 4% Bloomberg US Aggregate Bond Index, 2% Bloomberg US Treasury Inflation Protected Securities Index, 2% ICE BofAML High Yield Master II Index, and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$62,038,482
Number of Portfolio Holdings	12
Portfolio Turnover Rate	166%
Total Advisory Fees Paid (net of waivers and reimbursements)	$74,665

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	66.1%
International Equity Funds	24.5
U.S. Fixed Income Funds	9.3
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	24.5%
Transamerica Large Growth, Class I3	23.4
Transamerica Large Value Opportunities, Class I3	21.1
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Small Cap Value, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.3
Transamerica Mid Cap Value Opportunities, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Long Horizon

Class R

Annual Shareholder Report

Transamerica Asset Allocation Long Horizon

Class R4

TALFX

October 31, 2025

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$38	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 18.32%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Asset Allocation Long Horizon Blended Benchmark, returned 20.27% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 21% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 2% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 6%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation Long Horizon

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$10,030	$9,993
12/31/2015	$9,738	$9,872	$9,807
1/31/2016	$9,083	$9,382	$9,285
2/29/2016	$9,020	$9,369	$9,259
3/31/2016	$9,616	$10,005	$9,857
4/30/2016	$9,661	$10,043	$9,986
5/31/2016	$9,751	$10,224	$10,080
6/30/2016	$9,624	$10,250	$10,034
7/31/2016	$10,031	$10,628	$10,425
8/31/2016	$10,085	$10,643	$10,449
9/30/2016	$10,134	$10,645	$10,494
10/31/2016	$9,971	$10,451	$10,292
11/30/2016	$10,242	$10,838	$10,542
12/31/2016	$10,426	$11,052	$10,766
1/31/2017	$10,626	$11,262	$10,983
2/28/2017	$10,890	$11,709	$11,290
3/31/2017	$10,964	$11,723	$11,367
4/30/2017	$11,118	$11,843	$11,514
5/31/2017	$11,255	$12,010	$11,693
6/30/2017	$11,321	$12,085	$11,764
7/31/2017	$11,545	$12,333	$12,000
8/31/2017	$11,500	$12,371	$12,022
10/31/2017	$11,958	$12,921	$12,510
11/30/2017	$12,249	$13,317	$12,791
12/31/2017	$12,353	$13,465	$12,937
1/31/2018	$12,895	$14,236	$13,526
2/28/2018	$12,398	$13,711	$13,033
3/31/2018	$12,294	$13,363	$12,814
4/30/2018	$12,373	$13,414	$12,918
5/31/2018	$12,599	$13,737	$13,109
6/30/2018	$12,577	$13,822	$13,134
7/31/2018	$12,860	$14,336	$13,502
8/31/2018	$13,109	$14,803	$13,762
9/30/2018	$13,074	$14,887	$13,800
10/31/2018	$12,044	$13,870	$12,854
11/30/2018	$12,191	$14,153	$13,024
12/31/2018	$11,213	$12,875	$12,069
1/31/2019	$12,174	$13,906	$12,980
2/28/2019	$12,540	$14,353	$13,367
3/31/2019	$12,578	$14,632	$13,533
4/30/2019	$13,021	$15,224	$13,991
5/31/2019	$12,249	$14,257	$13,250
6/30/2019	$12,998	$15,262	$14,071
7/31/2019	$13,061	$15,481	$14,173
8/31/2019	$12,757	$15,236	$13,922
9/30/2019	$13,038	$15,521	$14,174
10/31/2019	$13,317	$15,857	$14,489
11/30/2019	$13,760	$16,433	$14,898
12/31/2019	$14,037	$16,928	$15,304
1/31/2020	$13,966	$16,922	$15,241
2/29/2020	$13,032	$15,529	$14,104
3/31/2020	$11,052	$13,611	$12,308
4/30/2020	$12,398	$15,356	$13,618
5/31/2020	$13,262	$16,087	$14,255
6/30/2020	$13,699	$16,407	$14,599
7/31/2020	$14,309	$17,332	$15,269
8/31/2020	$15,018	$18,578	$16,191
9/30/2020	$14,677	$17,872	$15,689
10/31/2020	$14,379	$17,397	$15,315
11/30/2020	$16,338	$19,301	$17,131
12/31/2020	$17,052	$20,043	$17,839
1/31/2021	$17,036	$19,841	$17,739
2/28/2021	$17,653	$20,388	$18,199
3/31/2021	$18,048	$21,281	$18,736
4/30/2021	$18,713	$22,416	$19,534
5/31/2021	$18,856	$22,573	$19,769
6/30/2021	$19,170	$23,100	$20,057
7/31/2021	$19,312	$23,649	$20,334
8/31/2021	$19,677	$24,368	$20,796
9/30/2021	$18,949	$23,234	$20,031
10/31/2021	$19,837	$24,862	$21,072
11/30/2021	$19,203	$24,690	$20,627
12/31/2021	$19,748	$25,797	$21,422
1/31/2022	$18,496	$24,462	$20,325
2/28/2022	$18,210	$23,729	$19,903
3/31/2022	$18,242	$24,610	$20,357
4/30/2022	$16,754	$22,464	$18,780
5/31/2022	$16,719	$22,505	$18,809
6/30/2022	$15,316	$20,648	$17,298
7/31/2022	$16,466	$22,552	$18,629
8/31/2022	$15,891	$21,632	$17,923
9/30/2022	$14,480	$19,640	$16,362
10/31/2022	$15,506	$21,230	$17,470
11/30/2022	$16,405	$22,416	$18,559
12/31/2022	$15,701	$21,125	$17,813
1/31/2023	$16,937	$22,452	$19,017
2/28/2023	$16,504	$21,904	$18,590
3/31/2023	$16,672	$22,708	$19,058
4/30/2023	$16,672	$23,063	$19,336
5/31/2023	$16,444	$23,163	$19,174
6/30/2023	$17,396	$24,693	$20,262
7/31/2023	$18,058	$25,487	$20,907
8/31/2023	$17,520	$25,081	$20,442
9/30/2023	$16,796	$23,885	$19,605
10/31/2023	$16,071	$23,383	$19,046
11/30/2023	$17,417	$25,518	$20,712
12/31/2023	$18,562	$26,678	$21,770
1/31/2024	$18,434	$27,126	$21,953
2/29/2024	$19,241	$28,574	$22,814
3/31/2024	$19,845	$29,494	$23,510
4/30/2024	$18,888	$28,289	$22,649
5/31/2024	$19,399	$29,692	$23,601
6/30/2024	$19,526	$30,757	$24,010
7/31/2024	$20,186	$31,132	$24,529
8/31/2024	$20,717	$31,887	$25,106
9/30/2024	$21,049	$32,568	$25,550
10/31/2024	$20,794	$32,272	$25,079
11/30/2024	$22,305	$34,167	$26,217
12/31/2024	$21,417	$33,352	$25,495
1/31/2025	$22,346	$34,281	$26,352
2/28/2025	$22,052	$33,834	$26,171
3/31/2025	$21,145	$31,928	$25,134
4/30/2025	$21,304	$31,711	$25,310
5/31/2025	$22,482	$33,707	$26,663
6/30/2025	$23,299	$35,421	$27,742
7/31/2025	$23,412	$36,216	$28,068
8/31/2025	$24,072	$36,950	$28,825
9/30/2025	$24,535	$38,299	$29,653
10/31/2025	$24,604	$39,196	$30,163

Average Annual Total Returns

I0DZE	1 Year	5 Years	10 Years
Class R4	18.32%	11.34%	9.42%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	20.27%	14.52%	11.67%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Long Horizon Blended Benchmark consists of the following: 66% Russell 3000® Index, 24% MSCI World Index ex-U.S., 4% Bloomberg US Aggregate Bond Index, 2% Bloomberg US Treasury Inflation Protected Securities Index, 2% ICE BofAML High Yield Master II Index, and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$62,038,482
Number of Portfolio Holdings	12
Portfolio Turnover Rate	166%
Total Advisory Fees Paid (net of waivers and reimbursements)	$74,665

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	66.1%
International Equity Funds	24.5
U.S. Fixed Income Funds	9.3
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	24.5%
Transamerica Large Growth, Class I3	23.4
Transamerica Large Value Opportunities, Class I3	21.1
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Small Cap Value, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.3
Transamerica Mid Cap Value Opportunities, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Long Horizon

Class R4

Annual Shareholder Report

Transamerica Asset Allocation Short Horizon

Class R

TSHRX

October 31, 2025

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	0.60%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 6.86%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation Short Horizon Blended Benchmark, returned 7.59% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations.

  The Fund’s best-performing holding during the fiscal year, with a 3% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 10% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing holding overall during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 1%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation Short Horizon

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
6/30/2017	$10,030	$10,029	$10,045
7/31/2017	$10,020	$10,019	$10,033
8/31/2017	$10,081	$10,062	$10,096
9/30/2017	$10,131	$10,152	$10,159
10/31/2017	$10,172	$10,110	$10,188
11/30/2017	$10,193	$10,097	$10,205
12/31/2017	$10,235	$10,143	$10,255
1/31/2018	$10,225	$10,026	$10,243
2/28/2018	$10,093	$9,931	$10,133
3/31/2018	$10,123	$9,995	$10,157
4/30/2018	$10,092	$9,920	$10,134
5/31/2018	$10,163	$9,991	$10,199
6/30/2018	$10,160	$9,979	$10,206
7/31/2018	$10,191	$9,981	$10,244
8/31/2018	$10,262	$10,046	$10,324
9/30/2018	$10,224	$9,981	$10,284
10/31/2018	$10,049	$9,902	$10,134
11/30/2018	$10,070	$9,961	$10,182
12/31/2018	$10,048	$10,144	$10,182
1/31/2019	$10,268	$10,252	$10,389
2/28/2019	$10,330	$10,246	$10,440
3/31/2019	$10,459	$10,443	$10,596
4/30/2019	$10,512	$10,445	$10,662
5/31/2019	$10,533	$10,631	$10,710
6/30/2019	$10,700	$10,764	$10,895
7/31/2019	$10,732	$10,788	$10,926
8/31/2019	$10,880	$11,067	$11,091
9/30/2019	$10,851	$11,009	$11,065
10/31/2019	$10,904	$11,042	$11,120
11/30/2019	$10,957	$11,036	$11,160
12/31/2019	$11,001	$11,028	$11,223
1/31/2020	$11,129	$11,241	$11,363
2/29/2020	$11,140	$11,443	$11,386
3/31/2020	$10,532	$11,376	$11,061
4/30/2020	$10,909	$11,578	$11,373
5/31/2020	$11,093	$11,632	$11,514
6/30/2020	$11,251	$11,705	$11,608
7/31/2020	$11,500	$11,880	$11,844
8/31/2020	$11,554	$11,784	$11,912
9/30/2020	$11,517	$11,777	$11,849
10/31/2020	$11,451	$11,725	$11,788
11/30/2020	$11,767	$11,840	$12,060
12/31/2020	$11,896	$11,856	$12,167
1/31/2021	$11,862	$11,771	$12,131
2/28/2021	$11,784	$11,601	$12,060
3/31/2021	$11,776	$11,456	$12,031
4/30/2021	$11,910	$11,547	$12,171
5/31/2021	$11,966	$11,585	$12,230
6/30/2021	$12,064	$11,666	$12,316
7/31/2021	$12,177	$11,796	$12,455
8/31/2021	$12,199	$11,774	$12,480
9/30/2021	$12,071	$11,672	$12,363
10/31/2021	$12,150	$11,669	$12,448
11/30/2021	$12,128	$11,703	$12,443
12/31/2021	$12,172	$11,673	$12,504
1/31/2022	$11,878	$11,422	$12,224
2/28/2022	$11,784	$11,295	$12,130
3/31/2022	$11,598	$10,981	$11,937
4/30/2022	$11,173	$10,564	$11,537
5/31/2022	$11,161	$10,632	$11,570
6/30/2022	$10,830	$10,465	$11,242
7/31/2022	$11,164	$10,721	$11,611
8/31/2022	$10,914	$10,418	$11,327
9/30/2022	$10,411	$9,968	$10,817
10/31/2022	$10,459	$9,839	$10,885
11/30/2022	$10,735	$10,201	$11,200
12/31/2022	$10,656	$10,155	$11,103
1/31/2023	$10,976	$10,467	$11,427
2/28/2023	$10,779	$10,196	$11,213
3/31/2023	$10,964	$10,455	$11,466
4/30/2023	$11,001	$10,519	$11,532
5/31/2023	$10,914	$10,404	$11,431
6/30/2023	$10,985	$10,367	$11,490
7/31/2023	$11,060	$10,360	$11,554
8/31/2023	$10,972	$10,294	$11,490
9/30/2023	$10,749	$10,032	$11,259
10/31/2023	$10,598	$9,874	$11,126
11/30/2023	$11,026	$10,321	$11,577
12/31/2023	$11,419	$10,716	$11,956
1/31/2024	$11,406	$10,687	$11,965
2/29/2024	$11,381	$10,536	$11,920
3/31/2024	$11,507	$10,633	$12,046
4/30/2024	$11,238	$10,364	$11,809
5/31/2024	$11,417	$10,540	$12,014
6/30/2024	$11,533	$10,640	$12,131
7/31/2024	$11,739	$10,888	$12,368
8/31/2024	$11,920	$11,045	$12,533
9/30/2024	$12,066	$11,193	$12,701
10/31/2024	$11,871	$10,915	$12,483
11/30/2024	$12,066	$11,031	$12,641
12/31/2024	$11,876	$10,850	$12,479
1/31/2025	$12,004	$10,908	$12,605
2/28/2025	$12,133	$11,148	$12,783
3/31/2025	$12,061	$11,152	$12,734
4/30/2025	$12,089	$11,196	$12,782
5/31/2025	$12,147	$11,116	$12,823
6/30/2025	$12,349	$11,286	$13,029
7/31/2025	$12,364	$11,257	$13,040
8/31/2025	$12,524	$11,391	$13,213
9/30/2025	$12,641	$11,516	$13,349
10/31/2025	$12,685	$11,587	$13,431

Average Annual Total Returns

I0DX5	1 Year	5 Years	Since Inception 5/19/17
Class R	6.86%	2.07%	2.85%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.76%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	7.59%	2.64%	3.55%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Short Horizon Blended Benchmark consists of the following: 46% Bloomberg US Aggregate Bond Index, 17% ICE BofAML 1-3 Year U.S. Treasury Index, 15% Bloomberg US Treasury Inflation Protected Securities Index, 10% ICE BofAML High Yield Master II Index, 8% Russell 3000® Index, 2% MSCI World Index ex-U.S., and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$6,552,359
Number of Portfolio Holdings	10
Portfolio Turnover Rate	407%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,228

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.7
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.3
Transamerica Inflation Opportunities, Class I3	16.8
Transamerica High Yield Bond, Class I3	10.9
Transamerica Large Growth, Class I3	3.4
Transamerica Large Value Opportunities, Class I3	3.2
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3, 3.58%	0.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Short Horizon

Class R

Annual Shareholder Report

Transamerica Asset Allocation Short Horizon

Class R4

TSHFX

October 31, 2025

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 7.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation Short Horizon Blended Benchmark, returned 7.59% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations.

  The Fund’s best-performing holding during the fiscal year, with a 3% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 10% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing holding overall during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 1%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Asset Allocation Short Horizon

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,973	$9,974	$9,961
12/31/2015	$9,877	$9,941	$9,887
1/31/2016	$9,859	$10,078	$9,908
2/29/2016	$9,886	$10,150	$9,961
3/31/2016	$10,083	$10,243	$10,146
4/30/2016	$10,148	$10,282	$10,223
5/31/2016	$10,157	$10,285	$10,231
6/30/2016	$10,265	$10,469	$10,365
7/31/2016	$10,395	$10,536	$10,476
8/31/2016	$10,414	$10,524	$10,487
9/30/2016	$10,440	$10,517	$10,506
10/31/2016	$10,384	$10,437	$10,442
11/30/2016	$10,271	$10,190	$10,321
12/31/2016	$10,320	$10,205	$10,370
1/31/2017	$10,395	$10,225	$10,431
2/28/2017	$10,490	$10,293	$10,522
3/31/2017	$10,487	$10,288	$10,523
4/30/2017	$10,563	$10,367	$10,598
5/31/2017	$10,623	$10,447	$10,663
6/30/2017	$10,615	$10,437	$10,650
7/31/2017	$10,690	$10,481	$10,717
8/31/2017	$10,743	$10,575	$10,784
10/31/2017	$10,783	$10,531	$10,815
11/30/2017	$10,804	$10,518	$10,832
12/31/2017	$10,857	$10,566	$10,886
1/31/2018	$10,846	$10,444	$10,873
2/28/2018	$10,706	$10,345	$10,756
3/31/2018	$10,733	$10,412	$10,781
4/30/2018	$10,712	$10,334	$10,757
5/31/2018	$10,787	$10,408	$10,826
6/30/2018	$10,785	$10,395	$10,834
7/31/2018	$10,818	$10,398	$10,874
8/31/2018	$10,894	$10,464	$10,959
9/30/2018	$10,849	$10,397	$10,916
10/31/2018	$10,674	$10,315	$10,757
11/30/2018	$10,696	$10,377	$10,809
12/31/2018	$10,681	$10,567	$10,809
1/31/2019	$10,914	$10,679	$11,028
2/28/2019	$10,980	$10,673	$11,082
3/31/2019	$11,125	$10,878	$11,248
4/30/2019	$11,180	$10,881	$11,317
5/31/2019	$11,203	$11,074	$11,369
6/30/2019	$11,388	$11,213	$11,565
7/31/2019	$11,422	$11,238	$11,598
8/31/2019	$11,579	$11,529	$11,774
9/30/2019	$11,555	$11,468	$11,746
10/31/2019	$11,612	$11,502	$11,804
11/30/2019	$11,679	$11,496	$11,846
12/31/2019	$11,721	$11,488	$11,913
1/31/2020	$11,870	$11,709	$12,062
2/29/2020	$11,870	$11,920	$12,086
3/31/2020	$11,230	$11,850	$11,741
4/30/2020	$11,632	$12,061	$12,073
5/31/2020	$11,839	$12,117	$12,223
6/30/2020	$12,004	$12,193	$12,322
7/31/2020	$12,270	$12,375	$12,573
8/31/2020	$12,327	$12,275	$12,644
9/30/2020	$12,284	$12,269	$12,578
10/31/2020	$12,226	$12,214	$12,513
11/30/2020	$12,574	$12,334	$12,802
12/31/2020	$12,708	$12,351	$12,915
1/31/2021	$12,672	$12,262	$12,877
2/28/2021	$12,600	$12,085	$12,802
3/31/2021	$12,576	$11,934	$12,771
4/30/2021	$12,731	$12,028	$12,920
5/31/2021	$12,803	$12,068	$12,982
6/30/2021	$12,904	$12,152	$13,073
7/31/2021	$13,024	$12,288	$13,221
8/31/2021	$13,048	$12,265	$13,247
9/30/2021	$12,920	$12,159	$13,123
10/31/2021	$13,005	$12,155	$13,213
11/30/2021	$12,980	$12,191	$13,208
12/31/2021	$13,037	$12,160	$13,273
1/31/2022	$12,722	$11,898	$12,976
2/28/2022	$12,621	$11,765	$12,876
3/31/2022	$12,417	$11,439	$12,671
4/30/2022	$11,974	$11,005	$12,247
5/31/2022	$11,961	$11,075	$12,281
6/30/2022	$11,602	$10,902	$11,933
7/31/2022	$11,972	$11,168	$12,325
8/31/2022	$11,704	$10,853	$12,024
9/30/2022	$11,173	$10,384	$11,482
10/31/2022	$11,225	$10,249	$11,555
11/30/2022	$11,521	$10,626	$11,889
12/31/2022	$11,431	$10,578	$11,786
1/31/2023	$11,787	$10,904	$12,130
2/28/2023	$11,576	$10,622	$11,902
3/31/2023	$11,768	$10,891	$12,171
4/30/2023	$11,821	$10,957	$12,242
5/31/2023	$11,728	$10,838	$12,134
6/30/2023	$11,798	$10,799	$12,197
7/31/2023	$11,892	$10,792	$12,264
8/31/2023	$11,798	$10,723	$12,196
9/30/2023	$11,565	$10,451	$11,952
10/31/2023	$11,403	$10,286	$11,810
11/30/2023	$11,863	$10,751	$12,290
12/31/2023	$12,280	$11,163	$12,691
1/31/2024	$12,266	$11,132	$12,700
2/29/2024	$12,253	$10,975	$12,653
3/31/2024	$12,394	$11,076	$12,787
4/30/2024	$12,105	$10,797	$12,536
5/31/2024	$12,298	$10,980	$12,753
6/30/2024	$12,421	$11,084	$12,877
7/31/2024	$12,642	$11,342	$13,128
8/31/2024	$12,835	$11,505	$13,304
9/30/2024	$12,996	$11,660	$13,482
10/31/2024	$12,801	$11,370	$13,251
11/30/2024	$13,010	$11,491	$13,419
12/31/2024	$12,812	$11,303	$13,247
1/31/2025	$12,952	$11,362	$13,381
2/28/2025	$13,107	$11,612	$13,569
3/31/2025	$13,020	$11,617	$13,517
4/30/2025	$13,051	$11,663	$13,568
5/31/2025	$13,129	$11,579	$13,612
6/30/2025	$13,342	$11,757	$13,830
7/31/2025	$13,358	$11,726	$13,842
8/31/2025	$13,531	$11,866	$14,026
9/30/2025	$13,667	$11,996	$14,170
10/31/2025	$13,715	$12,071	$14,257

Average Annual Total Returns

I0DXE	1 Year	5 Years	10 Years
Class R4	7.15%	2.33%	3.21%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	7.59%	2.64%	3.61%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Short Horizon Blended Benchmark consists of the following: 46% Bloomberg US Aggregate Bond Index, 17% ICE BofAML 1-3 Year U.S. Treasury Index, 15% Bloomberg US Treasury Inflation Protected Securities Index, 10% ICE BofAML High Yield Master II Index, 8% Russell 3000® Index, 2% MSCI World Index ex-U.S., and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$6,552,359
Number of Portfolio Holdings	10
Portfolio Turnover Rate	407%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,228

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.7
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.3
Transamerica Inflation Opportunities, Class I3	16.8
Transamerica High Yield Bond, Class I3	10.9
Transamerica Large Growth, Class I3	3.4
Transamerica Large Value Opportunities, Class I3	3.2
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3, 3.58%	0.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Short Horizon

Class R4

(b)	Not Applicable

Item 2:	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The registrant has filed this code of ethics as an exhibit hereto pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) deem either of them an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, (ii) impose upon either of them any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon them as a member of the registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services

	Fiscal Year Ended 10/31 (in thousands)
	2025	2024
(a) Audit Fees	$1,106	$1,295
(b) Audit Related Fees(1)	$49	$99
(c) Tax Fees(2)	$152	$19
(d) All Other Fees(3)	$43	$0

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements including review of documents and issuances of consents related to Securities and Exchange Commission Form N-1A filing of the funds comprising the registrant.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the registrant.

(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company and N-14 merger items.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the registrant’s Audit Committee must pre-approve (i) all audit and non-audit services performed for the registrant by the independent accountant and (ii) all non-audit services performed by the registrant’s independent accountant for the registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the registrant will be subject to the pre-approval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant pre-approval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2025 and 2024 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

(a)	Not Applicable.

(b)	Not Applicable.

Item 6:	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not Applicable to the registrant.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation - Conservative Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	1,340	$ 1,695
International Equity Funds - 10.1%
Transamerica Emerging Markets Equity, Class I2 (B)	290,696	3,136,615
Transamerica Emerging Markets Equity, Class R6 (B)	219,335	2,379,787
Transamerica International Equity, Class I2 (B)	1,044,357	26,620,651
Transamerica International Focus, Class I2 (B)	971,438	7,004,067
Transamerica International Focus, Class R6 (B)	420,967	3,052,009
Transamerica International Small Cap Value, Class I2 (B)	159,983	2,862,095
Transamerica International Stock, Class I2 (B)	1,536,533	22,540,946
Transamerica International Stock, Class R6 (B)	235,864	3,460,125
		71,056,295
International Fixed Income Funds - 2.4%
Transamerica Emerging Markets Debt, Class I2 (B)	1,292,975	12,528,929
Transamerica Emerging Markets Debt, Class R6 (B)	462,464	4,495,153
		17,024,082
U.S. Equity Funds - 27.4%
Transamerica Capital Growth, Class I2 (B)	420,430	6,403,145
Transamerica Capital Growth, Class R6 (B)	66,022	1,005,512
Transamerica Large Cap Value, Class I2 (B)	4,321,307	73,030,099
Transamerica Large Cap Value, Class R6 (B)	331,042	5,597,918
Transamerica Mid Cap Growth, Class I2 (B)	189,220	2,128,727
Transamerica Mid Cap Growth, Class R6 (B)	334,179	3,752,831
Transamerica Mid Cap Value Opportunities, Class I2 (B)	223,360	2,526,198
Transamerica Mid Cap Value Opportunities, Class R6 (B)	96,771	1,108,024
Transamerica Small Cap Growth, Class I2 (B)	351,595	2,165,823
Transamerica Small Cap Growth, Class R6 (B)	249,523	1,537,061
Transamerica Small Cap Value, Class I2 (B)	380,680	1,956,697
Transamerica Small Cap Value, Class R6 (B)	316,104	1,650,064
Transamerica Sustainable Equity Income, Class I2 (B)	604,117	5,141,032
Transamerica US Growth, Class I2 (B)	2,285,255	83,640,341
Transamerica US Growth, Class R6 (B)	40,034	1,464,843
		193,108,315
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 58.1%
Transamerica Bond, Class I2 (B)	9,138,163	$ 74,841,556
Transamerica Bond, Class R6 (B)	3,410,966	27,901,705
Transamerica Core Bond, Class I2 (B)	29,979,072	261,117,719
Transamerica Floating Rate, Class I2 (B)	569,246	5,054,906
Transamerica High Yield Bond, Class I2 (B)	35,488	293,131
Transamerica High Yield Bond, Class R6 (B)	403,271	3,326,986
Transamerica Inflation Opportunities, Class I2 (B)	2,343,417	23,246,693
Transamerica Long Credit, Class I2 (B)	1,430,975	13,751,664
Transamerica Short-Term Bond, Class I2 (B)	666	6,601
		409,540,961
U.S. Mixed Allocation Fund - 0.7%
Transamerica Energy Infrastructure, Class I2 (B)	553,899	4,713,679
Total Investment Companies (Cost $619,017,821)		695,445,027
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF (E)	5,000	233,200
Health Care Select Sector SPDR Fund (F)	9,367	1,351,190
Total Exchange-Traded Funds (Cost $1,516,238)		1,584,390

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.50% (G), dated 10/31/2025, to be repurchased at $7,154,711 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $7,296,985.	$ 7,153,817	7,153,817
Total Repurchase Agreement (Cost $7,153,817)		7,153,817
Total Investments (Cost $627,687,876)		704,183,234
Net Other Assets (Liabilities) - 0.1%		399,687
Net Assets - 100.0%		$ 704,582,921
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	372	12/19/2025	$41,660,347	$41,913,937	$253,590	$—
EURO STOXX 50® Index	20	12/19/2025	1,254,769	1,306,875	52,106	—
TOPIX Index	2	12/11/2025	403,678	432,678	29,000	—
Total Futures Contracts					$334,696	$—
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$695,443,332	$—	$—	$695,443,332
Exchange-Traded Funds	1,584,390	—	—	1,584,390
Repurchase Agreement	—	7,153,817	—	7,153,817
Total	$697,027,722	$7,153,817	$—	$704,181,539
Investment Companies Measured at Net Asset Value (C)				1,695
Total Investments				$704,183,234
Other Financial Instruments
Futures Contracts (I)	$334,696	$—	$—	$334,696
Total Other Financial Instruments	$334,696	$—	$—	$334,696
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$71,304,250	$14,206,216	$(12,000,000)	$(1,007,918)	$2,339,008	$74,841,556	9,138,163	$3,306,216	$—
Transamerica Bond, Class R6	—	47,463,564	(18,500,000)	(1,905,844)	843,985	27,901,705	3,410,966	499,012	—
Transamerica Capital Growth, Class I2	5,421,057	—	(1,700,000)	615,727	2,066,361	6,403,145	420,430	—	—
Transamerica Capital Growth, Class R6	—	2,540,838	(2,500,000)	604,702	359,972	1,005,512	66,022	—	—
Transamerica Core Bond, Class I2	166,657,218	99,264,306	(9,000,000)	(721,980)	4,918,175	261,117,719	29,979,072	8,764,305	—
Transamerica Emerging Markets Debt, Class I2	14,317,418	1,352,234	(3,500,000)	(142,743)	502,020	12,528,929	1,292,975	852,234	—
Transamerica Emerging Markets Debt, Class R6	—	10,516,804	(6,000,000)	(333,795)	312,144	4,495,153	462,464	174,713	—
Transamerica Emerging Markets Equity, Class I2	1,346,832	1,001,993	—	—	787,790	3,136,615	290,696	1,993	—
Transamerica Emerging Markets Equity, Class R6	—	1,932,589	—	—	447,198	2,379,787	219,335	—	—
Transamerica Energy Infrastructure, Class I2	4,477,254	614,079	(600,000)	434,735	(212,389)	4,713,679	553,899	72,306	—
Transamerica Floating Rate, Class I2	2,806,378	2,338,865	—	—	(90,337)	5,054,906	569,246	338,865	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust, Class I2	$1,610	$—	$—	$—	$85	$1,695	1,340	$—	$—
Transamerica High Yield Bond, Class I2	4,237,519	2,167,549	(6,000,000)	(94,961)	(16,976)	293,131	35,488	167,549	—
Transamerica High Yield Bond, Class R6	—	14,774,401	(11,000,000)	(479,691)	32,276	3,326,986	403,271	93,754	—
Transamerica Inflation Opportunities, Class I2	14,740,952	8,213,063	—	—	292,678	23,246,693	2,343,417	713,063	—
Transamerica International Equity, Class I2	16,297,458	14,985,413	(8,300,000)	2,297,452	1,340,328	26,620,651	1,044,357	432,463	52,951
Transamerica International Focus, Class I2	7,410,444	1,255,213	(1,000,000)	(205,261)	(456,329)	7,004,067	971,438	115,811	1,139,402
Transamerica International Focus, Class R6	—	2,762,077	—	—	289,932	3,052,009	420,967	—	—
Transamerica International Small Cap Value, Class I2	1,275,715	1,072,383	—	—	513,997	2,862,095	159,983	54,367	18,016
Transamerica International Stock, Class I2	17,101,369	3,005,594	(1,500,000)	216,395	3,717,588	22,540,946	1,536,533	487,396	518,198
Transamerica International Stock, Class R6	—	4,255,192	(2,000,000)	432,284	772,649	3,460,125	235,864	—	—
Transamerica Large Cap Value, Class I2	42,214,486	25,847,134	(3,300,000)	495,766	7,772,713	73,030,099	4,321,307	843,146	503,988
Transamerica Large Cap Value, Class R6	—	8,132,135	(4,000,000)	641,613	824,170	5,597,918	331,042	41,659	—
Transamerica Long Credit, Class I2	13,688,093	5,219,060	(5,000,000)	(311,850)	156,361	13,751,664	1,430,975	718,917	143
Transamerica Mid Cap Growth, Class I2	2,386,653	75,892	(600,000)	136,603	129,579	2,128,727	189,220	—	75,892
Transamerica Mid Cap Growth, Class R6	—	3,336,814	—	—	416,017	3,752,831	334,179	—	1,269
Transamerica Mid Cap Value Opportunities, Class I2	1,299,703	3,119,956	(2,000,000)	41,220	65,319	2,526,198	223,360	19,740	100,217
Transamerica Mid Cap Value Opportunities, Class R6	—	3,681,264	(2,500,000)	(143,882)	70,642	1,108,024	96,771	—	—
Transamerica Short-Term Bond, Class I2	6,248	282	—	—	71	6,601	666	282	—
Transamerica Small Cap Growth, Class I2	2,092,487	244,156	—	—	(170,820)	2,165,823	351,595	—	244,156
Transamerica Small Cap Growth, Class R6	—	1,589,839	—	—	(52,778)	1,537,061	249,523	—	—
Transamerica Small Cap Value, Class I2	2,231,808	413,182	(400,000)	(22,386)	(265,907)	1,956,697	380,680	34,932	378,251
Transamerica Small Cap Value, Class R6	—	1,591,055	—	—	59,009	1,650,064	316,104	—	—
Transamerica Sustainable Equity Income, Class I2	4,757,439	398,214	—	—	(14,621)	5,141,032	604,117	77,115	321,099
Transamerica US Growth, Class I2	44,205,050	39,511,343	(10,900,000)	417,235	10,406,713	83,640,341	2,285,255	71,598	5,939,745
Transamerica US Growth, Class R6	—	5,157,810	(5,000,000)	911,339	395,694	1,464,843	40,034	—	—
Total	$440,277,441	$332,040,509	$(117,300,000)	$1,874,760	$38,552,317	$695,445,027	64,710,754	$17,881,436	$9,293,327
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At October 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$13,784	$1,695	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at October 31, 2025.
(H)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $619,017,821)	$695,445,027
Unaffiliated investments, at value (cost $1,516,238)	1,584,390
Repurchase agreement, at value (cost $7,153,817)	7,153,817
Cash collateral pledged at broker for:
Futures contracts	881,896
Receivables and other assets:
Net income from securities lending	179
Shares of beneficial interest sold	75,827
Dividends from affiliated investments	1,415,789
Interest	298
Due from investment manager	25,593
Total assets	706,582,816
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,416,212
Shares of beneficial interest redeemed	283,589
Distribution and service fees	156,168
Transfer agent fees	80,099
Trustee and CCO fees	239
Audit and tax fees	14,685
Custody fees	1,866
Legal fees	6,683
Printing and shareholder reports fees	6,063
Other accrued expenses	18,034
Variation margin payable on futures contracts	16,257
Total liabilities	1,999,895
Net assets	$704,582,921
Net assets consist of:
Paid-in capital	$627,741,892
Total distributable earnings (accumulated losses)	76,841,029
Net assets	$704,582,921
Net assets by class:
Class A	$250,466,203
Class C	15,275,242
Class I	16,636,056
Class R	529,703
Class R3	421,675,717
Shares outstanding (unlimited shares, no par value):
Class A	21,672,760
Class C	1,338,623
Class I	1,427,576
Class R	45,136
Class R3	36,490,254
Net asset value per share: (A)
Class A	$11.56
Class C	11.41
Class I	11.65
Class R	11.74
Class R3	11.56
Maximum offering price per share: (B)
Class A	$12.23

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$17,881,436
Dividend income from unaffiliated investments	34,475
Interest income from unaffiliated investments	175,458
Total investment income	18,091,369
Expenses:
Investment management fees	571,999
Distribution and service fees:
Class A	684,974
Class C	156,243
Class R	2,466
Class R3	640,886
Transfer agent fees:
Class A	243,511
Class C	17,705
Class I	13,905
Class R	325
Class R3	403,758
Trustee and CCO fees	24,036
Audit and tax fees	36,167
Custody fees	7,634
Legal fees	76,496
Printing and shareholder reports fees	40,698
Registration fees	80,689
Other	39,530
Total expenses before waiver and/or reimbursement and recapture	3,041,022
Expenses waived and/or reimbursed:
Class I	(12,682)
Class R3	(552,057)
Recapture of previously waived and/or reimbursed fees:
Class R3	2,306
Net expenses	2,478,589
Net investment income (loss)	15,612,780
Net realized gain (loss) on:
Affiliated investments	1,874,760
Unaffiliated investments	3,734,053
Capital gain distributions received from affiliated investment companies	9,293,327
Futures contracts	1,651,101
Net realized gain (loss)	16,553,241
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	35,663,836
Unaffiliated investments	23,497
Futures contracts	399,868
Translation of assets and liabilities denominated in foreign currencies	(7,244)
Net change in unrealized appreciation (depreciation)	36,079,957
Net realized and change in unrealized gain (loss)	52,633,198
Net increase (decrease) in net assets resulting from operations	$68,245,978
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$15,612,780	$13,454,102
Net realized gain (loss)	16,553,241	10,213,527
Net change in unrealized appreciation (depreciation)	36,079,957	51,255,692
Net increase (decrease) in net assets resulting from operations	68,245,978	74,923,321
Dividends and/or distributions to shareholders:
Class A	(6,291,063)	(12,441,474)
Class C	(278,903)	(407,098)
Class I	(366,230)	(378,651)
Class R	(11,211)	(11,831)
Class R3	(8,151,492)	(17,018)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(15,098,899)	(13,256,072)
Capital share transactions:
Proceeds from shares sold:
Class A	8,671,046	8,763,723
Class C	2,315,898	1,363,314
Class I	6,576,396	2,895,277
Class R	17,427	17,954
Class R3	217,755,798	1,317,010
	235,336,565	14,357,278
Issued from fund acquisition:
Class R3	198,667,178	—
	198,667,178	—
Dividends and/or distributions reinvested:
Class A	5,935,480	11,979,809
Class C	276,745	404,090
Class I	360,689	375,675
Class R	11,211	11,831
Class R3	8,151,492	17,018
	14,735,617	12,788,423
Cost of shares redeemed:
Class A	(201,762,816)	(68,923,912)
Class C	(2,806,033)	(4,386,336)
Class I	(4,142,065)	(3,651,869)
Class R	(8,859)	(23,807)
Class R3	(32,227,346)	(780,658)
	(240,947,119)	(77,766,582)
Automatic conversions:
Class A	2,497,338	4,355,993
Class C	(2,497,338)	(4,355,993)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	207,792,241	(50,620,881)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,496 (A)
Class C	—	264 (A)
Class R	—	624 (A)
	—	2,384
Net increase (decrease) in net assets	260,939,320	11,048,752
Net assets:
Beginning of year	443,643,601	432,594,849
End of year	$704,582,921	$443,643,601
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	796,825	845,857
Class C	215,307	132,542
Class I	587,111	277,228
Class R	1,576	1,701
Class R3	20,385,811	126,542
	21,986,630	1,383,870
Shares issued on fund acquisition:
Class R3	18,204,468	—
	18,204,468	—
Shares reinvested:
Class A	547,017	1,154,167
Class C	25,879	39,492
Class I	32,878	35,917
Class R	1,017	1,122
Class R3	744,247	1,630
	1,351,038	1,232,328
Shares redeemed:
Class A	(18,811,630)	(6,707,204)
Class C	(259,219)	(434,956)
Class I	(375,003)	(355,106)
Class R	(785)	(2,294)
Class R3	(2,938,050)	(76,551)
	(22,384,687)	(7,576,111)
Automatic conversions:
Class A	229,276	427,067
Class C	(232,254)	(432,398)
	(2,978)	(5,331)
Net increase (decrease) in shares outstanding:
Class A	(17,238,512)	(4,280,113)
Class C	(250,287)	(695,320)
Class I	244,986	(41,961)
Class R	1,808	529
Class R3	36,396,476	51,621
	19,154,471	(4,965,244)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$10.61	$9.25	$9.22	$12.13	$11.04
Investment operations:
Net investment income (loss) (A)	0.30	0.31	0.20	0.29	0.27
Net realized and unrealized gain (loss)	0.92	1.36	0.04	(2.30)	1.33
Total investment operations	1.22	1.67	0.24	(2.01)	1.60
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.31)	(0.21)	(0.29)	(0.27)
Net realized gains	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.27)	(0.31)	(0.21)	(0.90)	(0.51)
Net asset value, end of year	$11.56	$10.61	$9.25	$9.22	$12.13
Total return (E)	11.72%	18.11%(C)	2.60%	(17.75)%(D)	14.80%
Ratio and supplemental data:
Net assets end of year (000’s)	$250,466	$412,873	$399,522	$460,692	$637,631
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.50%	0.47%	0.48%	0.47%	0.45%
Including waiver and/or reimbursement and recapture	0.50%	0.47%	0.48%(G)	0.47%(G)	0.45%
Net investment income (loss) to average net assets	2.70%	2.99%	2.09%	2.76%	2.32%
Portfolio turnover rate	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$10.49	$9.14	$9.11	$11.99	$10.91
Investment operations:
Net investment income (loss) (A)	0.21	0.23	0.12	0.21	0.23
Net realized and unrealized gain (loss)	0.90	1.34	0.04	(2.27)	1.27
Total investment operations	1.11	1.57	0.16	(2.06)	1.50
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.22)	(0.13)	(0.21)	(0.18)
Net realized gains	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.19)	(0.22)	(0.13)	(0.82)	(0.42)
Net asset value, end of year	$11.41	$10.49	$9.14	$9.11	$11.99
Total return (E)	10.74%	17.24%(C)	1.77%	(18.38)%(D)	13.98%
Ratio and supplemental data:
Net assets end of year (000’s)	$15,275	$16,661	$20,880	$29,806	$50,580
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.27%	1.28%	1.28%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.27%	1.28%	1.27%	1.26%(G)	1.23%
Net investment income (loss) to average net assets	1.98%	2.22%	1.30%	2.07%	1.96%
Portfolio turnover rate	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$10.69	$9.31	$9.27	$12.18	$11.08
Investment operations:
Net investment income (loss) (A)	0.34	0.34	0.23	0.33	0.30
Net realized and unrealized gain (loss)	0.92	1.37	0.05	(2.32)	1.34
Total investment operations	1.26	1.71	0.28	(1.99)	1.64
Contributions from affiliate	—	—	—	0.03 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.33)	(0.24)	(0.34)	(0.30)
Net realized gains	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.30)	(0.33)	(0.24)	(0.95)	(0.54)
Net asset value, end of year	$11.65	$10.69	$9.31	$9.27	$12.18
Total return	12.04%	18.46%	2.93%	(17.25)%(B)	15.07%
Ratio and supplemental data:
Net assets end of year (000’s)	$16,636	$12,647	$11,401	$13,009	$19,731
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.26%	0.26%	0.26%	0.25%	0.24%
Including waiver and/or reimbursement and recapture	0.17%(D)	0.16%(D)	0.16%(D)	0.16%(E)	0.15%(E)
Net investment income (loss) to average net assets	3.06%	3.31%	2.42%	3.17%	2.55%
Portfolio turnover rate	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.29%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$10.78	$9.38	$9.34	$12.27	$11.16
Investment operations:
Net investment income (loss) (A)	0.28	0.29	0.18	0.28	0.25
Net realized and unrealized gain (loss)	0.93	1.38	0.05	(2.34)	1.34
Total investment operations	1.21	1.67	0.23	(2.06)	1.59
Contributions from affiliate	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.28)	(0.19)	(0.26)	(0.24)
Net realized gains	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.25)	(0.28)	(0.19)	(0.87)	(0.48)
Net asset value, end of year	$11.74	$10.78	$9.38	$9.34	$12.27
Total return	11.43%	17.98%(B)	2.38%	(17.97)%	14.50%
Ratio and supplemental data:
Net assets end of year (000’s)	$530	$467	$401	$547	$916
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.72%	0.73%	0.75%	0.72%	0.71%
Including waiver and/or reimbursement and recapture	0.72%	0.73%	0.75%(D)	0.72%	0.71%
Net investment income (loss) to average net assets	2.52%	2.73%	1.83%	2.67%	2.09%
Portfolio turnover rate	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$10.62	$9.26	$9.24	$10.66
Investment operations:
Net investment income (loss) (B)	0.32	0.31	0.22	0.11
Net realized and unrealized gain (loss)	0.92	1.37	0.03	(1.45)
Total investment operations	1.24	1.68	0.25	(1.34)
Contributions from affiliate	—	—	—	0.00
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.32)	(0.23)	(0.08)
Net asset value, end of year	$11.56	$10.62	$9.26	$9.24
Total return	11.90%	18.25%	2.66%	(12.57)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$421,676	$996	$391	$63
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%	0.56%	0.56%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.91%	3.00%	2.24%	1.78%(E)
Portfolio turnover rate	36%	16%	17%	51%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$253,590	$—	$81,106	$—	$—	$334,696
Total	$253,590	$—	$81,106	$—	$—	$334,696

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$495,060	$—	$1,156,041	$—	$—	$1,651,101
Total	$495,060	$—	$1,156,041	$—	$—	$1,651,101

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$506,660	$—	$(106,792)	$—	$—	$399,868
Total	$506,660	$—	$(106,792)	$—	$—	$399,868
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$35,796,696
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$352,291	0.05%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective June 21, 2025
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to June 21, 2025
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2027
Class C	1.31	March 1, 2027
Class I	0.30	March 1, 2027
Class R	0.77	March 1, 2027
Class R3	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R3	$—	$—	$551,492	$551,492
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$61,806	$851
Class C	—	622
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$289,976	$25,618
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$198,877,792	$207,538,996
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and mark-to-market on futures contracts. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to capital loss carryfowards from the target fund in a current year merger and wash sales attributable to a current year merger. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$5,027,163	$(5,027,163)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$633,761,959	$78,742,632	$(8,292,358)	$70,450,274
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains, which are subject to annual usage limitations resulting from the merger, are as follows:
Short-Term	Long-Term
$159	$482,061
During the year ended October 31, 2025, the capital loss carryforwards utilized are $11,086,564.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$15,098,899	$—	$—	$—	$13,256,072	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$1,882,678	$—	$5,001,329	$(482,220)	$—	$—	$70,439,242
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
11. OPERATING SEGMENTS (continued)
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Conservative Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Conservative Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Conservative Portfolio for shares of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income were carried forward to align ongoing reporting of Transamerica Asset Allocation - Conservative Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Conservative Portfolio, were as follows:
Transamerica ClearTrack® 2025 Class	Transamerica ClearTrack® 2025 Shares	Transamerica ClearTrack® Retirement Income Class	Transamerica ClearTrack® Retirement Income Shares	Transamerica Asset Allocation - Conservative Portfolio Class	Transamerica Asset Allocation - Conservative Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,815,323	Class R3	15,626,301	Class R3	18,204,468	$198,667,178	0.78

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,136,714 from ClearTrack® 2025 and 12,067,754 from
ClearTrack® Retirement Income). The 0.78 exchange ratio is a weighted ratio. ClearTrack® 2025's specific ratio is 0.79 and ClearTrack® Retirement
Income's ratio is 0.77.

The net assets of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Conservative Portfolio. These amounts were as follows:
Transamerica ClearTrack®2025 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack® Retirement Income Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2025 Net Assets	Transamerica ClearTrack® Retirement Income Net Assets	Transamerica Asset Allocation - Conservative Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$449,767	$2,438,714	$66,970,577	$131,696,601	$487,224,781	$685,891,959
Assuming the reorganization had been completed on November 1, 2024, the beginning of the fiscal reporting period of Transamerica Asset Allocation - Conservative Portfolio, the proforma results of operations for the year ended October 31, 2025, were as follows:
Net investment income (loss)	$18,928,255
Net realized and change in unrealized gain (loss) on investments	58,539,047
Net increase (decrease) in net assets resulting from operations	77,467,302
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
12. REORGANIZATION (continued)
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income that have been included in Transamerica Asset Allocation - Conservative Portfolio’s Statement of Operations following the close of business on June 20, 2025.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Conservative Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $2,217,218 of qualified dividend income.
For corporate shareholders, 7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 945,770	$98,217
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Conservative Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was in line with the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1- and 5-year periods and below the benchmark for the past 3- and 10-year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA CONS PORT 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation - Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	874	$ 1,106
International Equity Funds - 26.7%
Transamerica Emerging Markets Equity, Class I2 (B)	1,924,013	20,760,096
Transamerica Emerging Markets Equity, Class R6 (B)	150,538	1,633,343
Transamerica International Equity, Class I2 (B)	5,675,732	144,674,402
Transamerica International Focus, Class I2 (B)	5,169,677	37,273,368
Transamerica International Focus, Class R6 (B)	114,378	829,241
Transamerica International Small Cap Value, Class I2 (B)	730,380	13,066,490
Transamerica International Stock, Class I2 (B)	8,597,981	126,132,387
Transamerica International Stock, Class R6 (B)	9,295	136,360
		344,505,687
U.S. Equity Funds - 71.0%
Transamerica Capital Growth, Class I2 (A)(B)	1,819,549	27,711,736
Transamerica Capital Growth, Class R6 (A)(B)	31,527	480,158
Transamerica Large Cap Value, Class I2 (B)	21,713,155	366,952,326
Transamerica Large Cap Value, Class R6 (B)	263,932	4,463,081
Transamerica Mid Cap Growth, Class I2 (B)	1,703,458	19,163,898
Transamerica Mid Cap Growth, Class R6 (B)	134,748	1,513,223
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,235,460	13,973,051
Transamerica Mid Cap Value Opportunities, Class R6 (B)	292,100	3,344,541
Transamerica Small Cap Growth, Class I2 (B)	1,954,197	12,037,851
Transamerica Small Cap Growth, Class R6 (B)	235,605	1,451,325
Transamerica Small Cap Value, Class I2 (B)	2,393,112	12,300,597
Transamerica Small Cap Value, Class R6 (B)	300,829	1,570,329
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income, Class I2 (B)	4,341,464	$ 36,945,859
Transamerica US Growth, Class I2 (B)	11,278,289	412,785,392
Transamerica US Growth, Class R6 (B)	12,873	471,012
		915,164,379
U.S. Mixed Allocation Fund - 1.4%
Transamerica Energy Infrastructure, Class I2 (B)	2,048,489	17,432,643
Total Investment Companies (Cost $854,016,227)		1,277,103,815
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF (E)	9,720	453,340
Health Care Select Sector SPDR Fund (F)	14,524	2,095,087
Total Exchange-Traded Funds (Cost $2,442,315)		2,548,427

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.50% (G), dated 10/31/2025, to be repurchased at $6,943,742 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $7,081,900.	$ 6,942,875	6,942,875
Total Repurchase Agreement (Cost $6,942,875)		6,942,875
Total Investments (Cost $863,401,417)		1,286,595,117
Net Other Assets (Liabilities) - 0.2%		2,741,347
Net Assets - 100.0%		$ 1,289,336,464
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	44	12/19/2025	$2,760,398	$2,875,124	$114,726	$—
S&P 500® E-Mini Index	135	12/19/2025	44,878,690	46,399,500	1,520,810	—
TOPIX Index	3	12/11/2025	605,517	649,017	43,500	—
Total Futures Contracts					$1,679,036	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,277,102,709	$—	$—	$1,277,102,709
Exchange-Traded Funds	2,548,427	—	—	2,548,427
Repurchase Agreement	—	6,942,875	—	6,942,875
Total	$1,279,651,136	$6,942,875	$—	$1,286,594,011
Investment Companies Measured at Net Asset Value (C)				1,106
Total Investments				$1,286,595,117
Other Financial Instruments
Futures Contracts (I)	$1,679,036	$—	$—	$1,679,036
Total Other Financial Instruments	$1,679,036	$—	$—	$1,679,036
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class R6	$—	$3,671,667	$(3,552,391)	$(119,276)	$—	$—	—	$1,315	$—
Transamerica Capital Growth, Class I2	23,847,106	—	(8,000,000)	1,457,852	10,406,778	27,711,736	1,819,549	—	—
Transamerica Capital Growth, Class R6	—	1,849,191	(2,950,000)	1,408,029	172,938	480,158	31,527	—	—
Transamerica Emerging Markets Debt, Class R6	—	1,202,316	(1,178,513)	(23,803)	—	—	—	15,046	—
Transamerica Emerging Markets Equity, Class I2	25,593,863	37,870	(10,000,000)	(1,988,537)	7,116,900	20,760,096	1,924,013	37,869	—
Transamerica Emerging Markets Equity, Class R6	—	2,427,695	(1,100,000)	(120,224)	425,872	1,633,343	150,538	—	—
Transamerica Energy Infrastructure, Class I2	16,297,181	398,984	—	—	736,478	17,432,643	2,048,489	383,820	—
Transamerica Global Allocation Liquidating Trust, Class I2	1,051	—	—	—	55	1,106	874	—	—
Transamerica High Yield Bond, Class R6	—	1,669,010	(1,659,028)	(9,982)	—	—	—	960	—
Transamerica International Equity, Class I2	92,321,738	31,749,769	(1,000,000)	108,628	21,494,267	144,674,402	5,675,732	2,449,811	299,959
Transamerica International Focus, Class I2	42,006,903	6,187,035	(8,000,000)	633,246	(3,553,816)	37,273,368	5,169,677	570,843	5,616,192
Transamerica International Focus, Class R6	—	3,405,790	(2,500,000)	(154,842)	78,293	829,241	114,378	—	—
Transamerica International Small Cap Value, Class I2	7,416,361	3,420,796	—	—	2,229,333	13,066,490	730,380	316,061	104,736
Transamerica International Stock, Class I2	104,404,955	9,139,216	(8,500,000)	493,697	20,594,519	126,132,387	8,597,981	2,975,584	3,163,632
Transamerica International Stock, Class R6	—	5,094,070	(6,000,000)	1,011,708	30,582	136,360	9,295	—	—
Transamerica Large Cap Value, Class I2	283,933,591	62,225,957	(20,000,000)	(1,601,269)	42,394,047	366,952,326	21,713,155	5,191,506	3,534,451
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Large Cap Value, Class R6	$—	$7,912,695	$(5,000,000)	$782,073	$768,313	$4,463,081	263,932	$47,754	$—
Transamerica Mid Cap Growth, Class I2	16,427,321	683,218	—	—	2,053,359	19,163,898	1,703,458	—	683,218
Transamerica Mid Cap Growth, Class R6	—	3,480,910	(2,000,000)	(124,053)	156,366	1,513,223	134,748	—	1,176
Transamerica Mid Cap Value Opportunities, Class I2	13,137,662	1,212,543	—	—	(377,154)	13,973,051	1,235,460	199,531	1,013,012
Transamerica Mid Cap Value Opportunities, Class R6	—	3,591,528	—	—	(246,987)	3,344,541	292,100	—	—
Transamerica Small Cap Growth, Class I2	7,071,677	5,825,135	—	—	(858,961)	12,037,851	1,954,197	—	825,135
Transamerica Small Cap Growth, Class R6	—	1,735,933	—	—	(284,608)	1,451,325	235,605	—	—
Transamerica Small Cap Value, Class I2	7,839,820	5,739,264	—	—	(1,278,487)	12,300,597	2,393,112	147,043	1,592,221
Transamerica Small Cap Value, Class R6	—	1,654,606	—	—	(84,277)	1,570,329	300,829	—	—
Transamerica Sustainable Equity Income, Class I2	33,226,135	3,793,599	—	—	(73,875)	36,945,859	4,341,464	551,029	2,242,570
Transamerica US Growth, Class I2	292,629,356	95,878,383	(21,000,000)	(732,234)	46,009,887	412,785,392	11,278,289	504,748	41,873,635
Transamerica US Growth, Class R6	—	4,419,850	(5,800,000)	1,714,860	136,302	471,012	12,873	—	—
Total	$966,154,720	$268,407,030	$(108,239,932)	$2,735,873	$148,046,124	$1,277,103,815	72,131,655	$13,392,920	$60,949,937
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At October 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$8,994	$1,106	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at October 31, 2025.
(H)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $854,016,227)	$1,277,103,815
Unaffiliated investments, at value (cost $2,442,315)	2,548,427
Repurchase agreement, at value (cost $6,942,875)	6,942,875
Cash collateral pledged at broker for:
Futures contracts	3,397,156
Receivables and other assets:
Net income from securities lending	250
Shares of beneficial interest sold	283,207
Interest	289
Variation margin receivable on futures contracts	113,384
Total assets	1,290,389,403
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	552,123
Investment management fees	34,071
Distribution and service fees	289,049
Transfer agent fees	112,820
Trustee and CCO fees	434
Audit and tax fees	15,992
Custody fees	2,748
Legal fees	13,371
Printing and shareholder reports fees	14,006
Other accrued expenses	18,325
Total liabilities	1,052,939
Net assets	$1,289,336,464
Net assets consist of:
Paid-in capital	$798,863,151
Total distributable earnings (accumulated losses)	490,473,313
Net assets	$1,289,336,464
Net assets by class:
Class A	$931,558,367
Class C	44,091,004
Class I	50,280,074
Class R	807,069
Class R3	262,599,950
Shares outstanding (unlimited shares, no par value):
Class A	52,258,600
Class C	2,585,317
Class I	2,808,598
Class R	45,646
Class R3	14,767,259
Net asset value per share: (A)
Class A	$17.83
Class C	17.05
Class I	17.90
Class R	17.68
Class R3	17.78
Maximum offering price per share: (B)
Class A	$18.87

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$13,392,920
Dividend income from unaffiliated investments	62,911
Interest income from unaffiliated investments	285,687
Total investment income	13,741,518
Expenses:
Investment management fees	1,143,071
Distribution and service fees:
Class A	2,182,294
Class C	437,512
Class R	3,678
Class R3	404,539
Transfer agent fees:
Class A	777,615
Class C	70,496
Class I	43,359
Class R	618
Class R3	254,859
Trustee and CCO fees	48,079
Audit and tax fees	40,585
Custody fees	13,326
Legal fees	118,569
Printing and shareholder reports fees	76,012
Registration fees	89,051
Other	55,552
Total expenses before waiver and/or reimbursement and recapture	5,759,215
Expenses waived and/or reimbursed:
Class I	(39,563)
Class R3	(426,444)
Recapture of previously waived and/or reimbursed fees:
Class R3	1,400
Net expenses	5,294,608
Net investment income (loss)	8,446,910
Net realized gain (loss) on:
Affiliated investments	2,735,873
Unaffiliated investments	7,402,704
Capital gain distributions received from affiliated investment companies	60,949,937
Futures contracts	5,451,503
Net realized gain (loss)	76,540,017
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	140,551,519
Unaffiliated investments	23,100
Futures contracts	1,284,152
Translation of assets and liabilities denominated in foreign currencies	(18,013)
Net change in unrealized appreciation (depreciation)	141,840,758
Net realized and change in unrealized gain (loss)	218,380,775
Net increase (decrease) in net assets resulting from operations	$226,827,685
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$8,446,910	$9,746,310
Net realized gain (loss)	76,540,017	46,043,388
Net change in unrealized appreciation (depreciation)	141,840,758	200,095,873
Net increase (decrease) in net assets resulting from operations	226,827,685	255,885,571
Dividends and/or distributions to shareholders:
Class A	(41,643,286)	(22,806,662)
Class C	(1,970,333)	(1,019,798)
Class I	(2,057,764)	(980,611)
Class R	(33,562)	(16,247)
Class R3	(7,464,646)	(50,029)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(53,169,591)	(24,873,347)
Capital share transactions:
Proceeds from shares sold:
Class A	24,626,588	21,700,569
Class C	5,073,763	6,175,838
Class I	13,380,465	14,047,279
Class R	84,749	28,095
Class R3	144,390,727	1,817,839
	187,556,292	43,769,620
Issued from fund acquisition:
Class R3	96,235,991	—
	96,235,991	—
Dividends and/or distributions reinvested:
Class A	40,003,669	21,909,568
Class C	1,969,527	1,019,185
Class I	2,020,993	957,890
Class R	33,562	16,247
Class R3	7,464,646	50,029
	51,492,397	23,952,919
Cost of shares redeemed:
Class A	(158,682,959)	(125,451,752)
Class C	(7,390,590)	(10,777,587)
Class I	(11,901,087)	(12,794,663)
Class R	(117,363)	(107,156)
Class R3	(19,517,995)	(424,744)
	(197,609,994)	(149,555,902)
Automatic conversions:
Class A	8,483,164	11,357,645
Class C	(8,483,164)	(11,357,645)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	137,674,686	(81,833,363)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	3,606 (A)
Class C	—	930 (A)
Class R	—	708 (A)
	—	5,244
Net increase (decrease) in net assets	311,332,780	149,184,105
Net assets:
Beginning of year	978,003,684	828,819,579
End of year	$1,289,336,464	$978,003,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,566,136	1,520,224
Class C	334,557	448,282
Class I	820,391	934,454
Class R	5,480	1,954
Class R3	9,151,753	123,260
	11,878,317	3,028,174
Shares issued on fund acquisition:
Class R3	6,119,119	—
	6,119,119	—
Shares reinvested:
Class A	2,672,256	1,637,486
Class C	136,583	78,884
Class I	134,823	71,538
Class R	2,255	1,222
Class R3	500,647	3,745
	3,446,564	1,792,875
Shares redeemed:
Class A	(10,011,330)	(8,746,651)
Class C	(491,834)	(785,316)
Class I	(753,252)	(877,481)
Class R	(7,370)	(7,374)
Class R3	(1,229,226)	(29,454)
	(12,493,012)	(10,446,276)
Automatic conversions:
Class A	535,107	798,587
Class C	(557,452)	(830,646)
	(22,345)	(32,059)
Net increase (decrease) in shares outstanding:
Class A	(5,237,831)	(4,790,354)
Class C	(578,146)	(1,088,796)
Class I	201,962	128,511
Class R	365	(4,198)
Class R3	14,542,293	97,551
	8,928,643	(5,657,286)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$15.42	$12.01	$12.09	$16.86	$12.53
Investment operations:
Net investment income (loss) (A)	0.12	0.15	0.06	0.46	0.06
Net realized and unrealized gain (loss)	3.06	3.63	0.86	(3.95)	4.86
Total investment operations	3.18	3.78	0.92	(3.49)	4.92
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.17)	(0.06)	(0.47)	(0.10)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(0.77)	(0.37)	(1.00)	(1.28)	(0.59)
Net asset value, end of year	$17.83	$15.42	$12.01	$12.09	$16.86
Total return (E)	21.58%	31.97%(C)	7.98%	(22.39)%(D)	40.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$931,558	$886,737	$747,924	$760,822	$1,072,922
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48%	0.48%	0.50%	0.50%	0.48%
Including waiver and/or reimbursement and recapture	0.48%	0.48%	0.50%(G)	0.49%	0.48%
Net investment income (loss) to average net assets	0.74%	1.05%	0.51%	3.37%	0.41%
Portfolio turnover rate	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.78	$11.51	$11.66	$16.27	$12.11
Investment operations:
Net investment income (loss) (A)	0.00 (B)	0.04	(0.03)	0.39	(0.03)
Net realized and unrealized gain (loss)	2.92	3.48	0.82	(3.89)	4.68
Total investment operations	2.92	3.52	0.79	(3.50)	4.65
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.05)	—	(0.31)	—
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(0.65)	(0.25)	(0.94)	(1.12)	(0.49)
Net asset value, end of year	$17.05	$14.78	$11.51	$11.66	$16.27
Total return (E)	20.54%	30.92%(C)	7.07%	(23.00)%(D)	39.09%
Ratio and supplemental data:
Net assets end of year (000’s)	$44,091	$46,767	$48,950	$64,542	$116,319
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.30%	1.31%	1.33%	1.30%	1.26%
Including waiver and/or reimbursement and recapture	1.30%	1.31%	1.33%(G)	1.29%	1.26%
Net investment income (loss) to average net assets	(0.02)%	0.31%	(0.25)%	2.89%	(0.23)%
Portfolio turnover rate	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$15.48	$12.04	$12.11	$16.88	$12.53
Investment operations:
Net investment income (loss) (A)	0.17	0.19	0.11	0.50	0.12
Net realized and unrealized gain (loss)	3.06	3.66	0.85	(3.95)	4.86
Total investment operations	3.23	3.85	0.96	(3.45)	4.98
Contributions from affiliate	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.21)	(0.09)	(0.53)	(0.14)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(0.81)	(0.41)	(1.03)	(1.34)	(0.63)
Net asset value, end of year	$17.90	$15.48	$12.04	$12.11	$16.88
Total return	21.89%	32.47%	8.37%	(22.01)%(B)	40.62%
Ratio and supplemental data:
Net assets end of year (000’s)	$50,280	$40,340	$29,828	$30,933	$42,252
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.25%	0.24%	0.25%	0.25%	0.24%
Including waiver and/or reimbursement and recapture	0.15%(D)	0.15%(D)	0.15%(D)	0.15%(E)	0.15%(E)
Net investment income (loss) to average net assets	1.06%	1.35%	0.86%	3.65%	0.77%
Portfolio turnover rate	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$15.31	$11.90	$11.96	$16.70	$12.41
Investment operations:
Net investment income (loss) (A)	0.08	0.12	0.04	0.47	0.04
Net realized and unrealized gain (loss)	3.03	3.61	0.85	(3.98)	4.81
Total investment operations	3.11	3.73	0.89	(3.51)	4.85
Contributions from affiliate	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.13)	(0.01)	(0.42)	(0.07)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(0.74)	(0.33)	(0.95)	(1.23)	(0.56)
Net asset value, end of year	$17.68	$15.31	$11.90	$11.96	$16.70
Total return	21.20%	31.84%(B)	7.76%	(22.64)%	39.84%
Ratio and supplemental data:
Net assets end of year (000’s)	$807	$693	$589	$750	$1,519
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.73%	0.73%	0.75%	0.73%	0.72%
Including waiver and/or reimbursement and recapture	0.73%	0.73%	0.75%(D)	0.73%	0.72%
Net investment income (loss) to average net assets	0.49%	0.81%	0.29%	3.43%	0.26%
Portfolio turnover rate	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$15.41	$12.00	$12.10	$13.86
Investment operations:
Net investment income (loss) (B)	0.15	0.13	0.02	0.02
Net realized and unrealized gain (loss)	3.05	3.68	0.91	(1.78)
Total investment operations	3.20	3.81	0.93	(1.76)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.20)	(0.09)	—
Net realized gains	(0.65)	(0.20)	(0.94)	—
Total dividends and/or distributions to shareholders	(0.83)	(0.40)	(1.03)	—
Net asset value, end of year	$17.78	$15.41	$12.00	$12.10
Total return	21.76%	32.22%	8.05%	(12.70)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$262,600	$3,467	$1,529	$186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.29%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	0.95%	0.92%	0.16%	0.24%(E)
Portfolio turnover rate	14%	11%	8%	24%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$1,679,036	$—	$—	$1,679,036
Total	$—	$—	$1,679,036	$—	$—	$1,679,036

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$5,451,503	$—	$—	$5,451,503
Total	$—	$—	$5,451,503	$—	$—	$5,451,503

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,284,152	$—	$—	$1,284,152
Total	$—	$—	$1,284,152	$—	$—	$1,284,152
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$42,031,569
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective June 21, 2025
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to June 21, 2025
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective June 21, 2025
Class A	0.55%	March 1, 2027
Class C	1.35	March 1, 2027
Class I	0.30	March 1, 2027
Class R	0.78	March 1, 2027
Class R3	0.24	March 1, 2027
Prior to June 21, 2025
Class A	0.55
Class C	1.35
Class I	0.30
Class R	0.78
Class R3	0.35
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R3	$1,047	$4,772	$426,444	$432,263
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$335,650	$2,510
Class C	—	10,087
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$888,919	$76,937
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$153,299,314	$160,127,608
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and mark-to-market on futures contracts. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The primary permanent differences are due to capital loss carryfowards from the target fund in a current year merger and wash sales attributable to a current year merger. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$3,189,284	$(3,189,284)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$871,069,796	$420,228,366	$(4,659,545)	$415,568,821
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains, which are subject to annual usage limitations resulting from the merger, are as follows:
Short-Term	Long-Term
$—	$1,318,861
During the year ended October 31, 2025, the capital loss carryforwards utilized are $1,265,912.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$11,078,834	$—	$42,090,757	$—	$11,398,987	$—	$13,474,360	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$3,599,199	$—	$72,638,721	$(1,318,861)	$—	$—	$415,554,254
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Growth Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Growth Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Growth Portfolio for shares of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 were carried forward to align ongoing reporting of Transamerica Asset Allocation - Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Growth Portfolio, were as follows:
Transamerica ClearTrack® 2045 Class	Transamerica ClearTrack® 2045 Shares	Transamerica ClearTrack® 2050 Class	Transamerica ClearTrack® 2050 Shares	Transamerica Asset Allocation - Growth Portfolio Class	Transamerica Asset Allocation - Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,529,359	Class R3	5,973,697	Class R3	6,119,119	$96,235,991	0.45

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (3,405,745 from ClearTrack® 2045 and 2,713,374 from
ClearTrack® 2050). The 0.45 exchange ratio is a weighted ratio. ClearTrack® 2045's specific ratio is 0.45 and ClearTrack® 2050's ratio is 0.45.

The net assets of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2045 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2050 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2045 Net Assets	Transamerica ClearTrack®2050 Net Assets	Transamerica Asset Allocation - Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$4,020,950	$3,473,655	$53,562,496	$42,673,495	$1,079,833,626	$1,176,069,617
Assuming the reorganization had been completed on November 1, 2024, the beginning of the fiscal reporting period of Transamerica Asset Allocation - Growth Portfolio, the proforma results of operations for the year ended October 31, 2025, were as follows:
Net investment income (loss)	$9,915,471
Net realized and change in unrealized gain (loss) on investments	223,450,439
Net increase (decrease) in net assets resulting from operations	233,365,910
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 that have been included in Transamerica Asset Allocation - Growth Portfolio’s Statement of Operations following the close of business on June 20, 2025.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Growth Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $11,078,834 of qualified dividend income.
For corporate shareholders, 53% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $42,090,757 for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 5,575,879	$593,216
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Growth Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmark.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA GROWTH PORT 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation - Moderate Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	5,843	$ 7,392
International Equity Funds - 20.5%
Transamerica Emerging Markets Equity, Class I2 (B)	4,352,675	46,965,367
Transamerica Emerging Markets Equity, Class R6 (B)	315,913	3,427,658
Transamerica International Equity, Class I2 (B)	4,702,862	119,875,958
Transamerica International Focus, Class I2 (B)	5,908,230	42,598,335
Transamerica International Focus, Class R6 (B)	56,803	411,823
Transamerica International Small Cap Value, Class I2 (B)	400,625	7,167,170
Transamerica International Stock, Class I2 (B)	8,220,477	120,594,402
Transamerica International Stock, Class R6 (B)	431,948	6,336,668
		347,377,381
International Fixed Income Funds - 2.5%
Transamerica Emerging Markets Debt, Class I2 (B)	3,859,641	37,399,919
Transamerica Emerging Markets Debt, Class R6 (B)	527,999	5,132,155
		42,532,074
U.S. Equity Funds - 52.4%
Transamerica Capital Growth, Class I2 (A)(B)	2,236,368	34,059,883
Transamerica Capital Growth, Class R6 (A)(B)	43,415	661,208
Transamerica Large Cap Value, Class I2 (B)	21,815,761	368,686,363
Transamerica Large Cap Value, Class R6 (B)	39,940	675,378
Transamerica Mid Cap Growth, Class I2 (B)	1,437,472	16,171,557
Transamerica Mid Cap Growth, Class R6 (B)	305,588	3,431,755
Transamerica Mid Cap Value Opportunities, Class I2 (B)	929,826	10,516,328
Transamerica Mid Cap Value Opportunities, Class R6 (B)	30,297	346,906
Transamerica Small Cap Growth, Class I2 (B)	1,238,402	7,628,559
Transamerica Small Cap Growth, Class R6 (B)	330,862	2,038,111
Transamerica Small Cap Value, Class I2 (B)	1,515,805	7,791,240
Transamerica Small Cap Value, Class R6 (B)	286,794	1,497,063
Transamerica Sustainable Equity Income, Class I2 (B)	4,558,346	38,791,523
Transamerica US Growth, Class I2 (B)	10,774,191	394,335,394
Transamerica US Growth, Class R6 (B)	13,786	504,440
		887,135,708
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 21.8%
Transamerica Bond, Class I2 (B)	7,462,565	$ 61,118,406
Transamerica Bond, Class R6 (B)	712,655	5,829,518
Transamerica Core Bond, Class I2 (B)	21,507,312	187,328,686
Transamerica Floating Rate, Class I2 (B)	1,614,819	14,339,597
Transamerica High Yield Bond, Class I2 (B)	109,681	905,962
Transamerica High Yield Bond, Class R6 (B)	853,919	7,044,830
Transamerica Inflation Opportunities, Class I2 (B)	5,855,302	58,084,596
Transamerica Long Credit, Class I2 (B)	3,522,529	33,851,506
Transamerica Short-Term Bond, Class I2 (B)	2,435	24,127
		368,527,228
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure, Class I2 (B)	2,015,743	17,153,971
Total Investment Companies (Cost $1,202,197,850)		1,662,733,754
EXCHANGE-TRADED FUNDS - 0.4%
U.S. Equity Funds - 0.4%
Alerian MLP ETF (E)	15,241	710,840
Health Care Select Sector SPDR Fund (F)	39,528	5,701,914
Total Exchange-Traded Funds (Cost $6,159,205)		6,412,754

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.50% (G), dated 10/31/2025, to be repurchased at $24,194,247 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $24,675,115.	$ 24,191,223	24,191,223
Total Repurchase Agreement (Cost $24,191,223)		24,191,223
Total Investments (Cost $1,232,548,278)		1,693,337,731
Net Other Assets (Liabilities) - 0.0%*		644,108
Net Assets - 100.0%		$ 1,693,981,839
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	775	12/19/2025	$86,863,590	$87,320,703	$457,113	$—
EURO STOXX 50® Index	58	12/19/2025	3,638,682	3,789,936	151,254	—
TOPIX Index	8	12/11/2025	1,614,712	1,730,712	116,000	—
Total Futures Contracts					$724,367	$—
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,662,726,362	$—	$—	$1,662,726,362
Exchange-Traded Funds	6,412,754	—	—	6,412,754
Repurchase Agreement	—	24,191,223	—	24,191,223
Total	$1,669,139,116	$24,191,223	$—	$1,693,330,339
Investment Companies Measured at Net Asset Value (C)				7,392
Total Investments				$1,693,337,731
Other Financial Instruments
Futures Contracts (I)	$724,367	$—	$—	$724,367
Total Other Financial Instruments	$724,367	$—	$—	$724,367
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$77,319,871	$11,022,913	$(28,000,000)	$(2,859,071)	$3,634,693	$61,118,406	7,462,565	$2,822,913	$—
Transamerica Bond, Class R6	—	18,407,694	(12,000,000)	(746,888)	168,712	5,829,518	712,655	103,238	—
Transamerica Capital Growth, Class I2	32,507,071	—	(14,000,000)	2,648,510	12,904,302	34,059,883	2,236,368	—	—
Transamerica Capital Growth, Class R6	—	2,731,207	(4,000,000)	1,665,698	264,303	661,208	43,415	—	—
Transamerica Core Bond, Class I2	179,117,166	57,771,075	(52,000,000)	(6,077,842)	8,518,287	187,328,686	21,507,312	7,171,412	—
Transamerica Emerging Markets Debt, Class I2	51,850,132	2,843,964	(18,000,000)	(690,076)	1,395,899	37,399,919	3,859,641	2,843,964	—
Transamerica Emerging Markets Debt, Class R6	—	5,105,860	—	—	26,295	5,132,155	527,999	113,800	—
Transamerica Emerging Markets Equity, Class I2	26,171,471	9,038,725	—	—	11,755,171	46,965,367	4,352,675	38,725	—
Transamerica Emerging Markets Equity, Class R6	—	2,900,803	—	—	526,855	3,427,658	315,913	—	—
Transamerica Energy Infrastructure, Class I2	16,036,660	393,208	—	—	724,103	17,153,971	2,015,743	340,516	—
Transamerica Floating Rate, Class I2	8,122,162	6,475,183	—	—	(257,748)	14,339,597	1,614,819	975,182	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust, Class I2	$7,024	$—	$—	$—	$368	$7,392	5,843	$—	$—
Transamerica High Yield Bond, Class I2	14,237,171	454,153	(13,400,000)	(319,959)	(65,403)	905,962	109,681	454,153	—
Transamerica High Yield Bond, Class R6	—	7,254,574	—	—	(209,744)	7,044,830	853,919	173,276	—
Transamerica Inflation Opportunities, Class I2	50,926,081	7,376,526	(1,000,000)	(18,893)	800,882	58,084,596	5,855,302	2,076,526	—
Transamerica International Equity, Class I2	91,614,147	22,728,695	(13,000,000)	3,038,083	15,495,033	119,875,958	4,702,862	2,431,035	297,660
Transamerica International Focus, Class I2	45,421,599	7,693,711	(6,500,000)	(1,153,499)	(2,863,476)	42,598,335	5,908,230	709,855	6,983,856
Transamerica International Focus, Class R6	—	4,611,988	(4,100,000)	(139,596)	39,431	411,823	56,803	—	—
Transamerica International Small Cap Value, Class I2	7,661,731	434,719	(2,000,000)	488,347	582,373	7,167,170	400,625	326,518	108,201
Transamerica International Stock, Class I2	112,611,347	6,621,768	(19,500,000)	2,853,038	18,008,249	120,594,402	8,220,477	3,209,469	3,412,299
Transamerica International Stock, Class R6	—	6,982,937	(2,500,000)	512,934	1,340,797	6,336,668	431,948	—	—
Transamerica Large Cap Value, Class I2	297,184,396	42,795,942	(13,500,000)	1,889,210	40,316,815	368,686,363	21,815,761	5,210,473	3,585,469
Transamerica Large Cap Value, Class R6	—	10,554,288	(11,500,000)	1,507,620	113,470	675,378	39,940	36,596	—
Transamerica Long Credit, Class I2	44,741,648	8,002,155	(18,000,000)	(1,355,337)	463,040	33,851,506	3,522,529	2,001,687	468
Transamerica Mid Cap Growth, Class I2	13,862,282	576,536	—	—	1,732,739	16,171,557	1,437,472	—	576,536
Transamerica Mid Cap Growth, Class R6	—	4,251,128	(1,000,000)	(249,589)	430,216	3,431,755	305,588	—	1,495
Transamerica Mid Cap Value Opportunities, Class I2	6,855,143	3,632,697	—	—	28,488	10,516,328	929,826	104,114	528,583
Transamerica Mid Cap Value Opportunities, Class R6	—	4,489,033	(3,900,000)	(264,244)	22,117	346,906	30,297	—	—
Transamerica Short-Term Bond, Class I2	22,837	1,029	—	—	261	24,127	2,435	1,029	—
Transamerica Small Cap Growth, Class I2	9,176,448	1,070,723	(2,000,000)	(755,690)	137,078	7,628,559	1,238,402	—	1,070,723
Transamerica Small Cap Growth, Class R6	—	2,364,969	—	—	(326,858)	2,038,111	330,862	—	—
Transamerica Small Cap Value, Class I2	7,415,930	1,645,225	—	—	(1,269,915)	7,791,240	1,515,805	139,093	1,506,132
Transamerica Small Cap Value, Class R6	—	2,265,047	(700,000)	(118,343)	50,359	1,497,063	286,794	—	—
Transamerica Sustainable Equity Income, Class I2	36,871,733	3,077,475	(1,000,000)	73,648	(231,333)	38,791,523	4,558,346	588,848	2,488,627
Transamerica US Growth, Class I2	304,249,657	88,061,037	(43,500,000)	5,165,682	40,359,018	394,335,394	10,774,191	512,879	42,548,159
Transamerica US Growth, Class R6	—	6,071,114	(7,500,000)	1,766,650	166,676	504,440	13,786	—	—
Total	$1,433,983,707	$359,708,101	$(292,600,000)	$6,860,393	$154,781,553	$1,662,733,754	117,996,829	$32,385,301	$63,108,208
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At October 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$60,118	$7,392	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at October 31, 2025.
(H)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $1,202,197,850)	$1,662,733,754
Unaffiliated investments, at value (cost $6,159,205)	6,412,754
Repurchase agreement, at value (cost $24,191,223)	24,191,223
Cash collateral pledged at broker for:
Futures contracts	1,957,913
Receivables and other assets:
Net income from securities lending	429
Shares of beneficial interest sold	184,634
Dividends from affiliated investments	1,185,440
Interest	1,008
Total assets	1,696,667,155
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,185,102
Shares of beneficial interest redeemed	785,991
Investment management fees	74,416
Distribution and service fees	380,165
Transfer agent fees	141,497
Trustee and CCO fees	573
Audit and tax fees	17,123
Custody fees	3,452
Legal fees	18,269
Printing and shareholder reports fees	20,364
Other accrued expenses	23,385
Variation margin payable on futures contracts	34,979
Total liabilities	2,685,316
Net assets	$1,693,981,839
Net assets consist of:
Paid-in capital	$1,162,527,223
Total distributable earnings (accumulated losses)	531,454,616
Net assets	$1,693,981,839
Net assets by class:
Class A	$1,275,051,098
Class C	54,101,027
Class I	62,631,591
Class R	1,517,334
Class R3	300,680,789
Shares outstanding (unlimited shares, no par value):
Class A	85,624,547
Class C	3,560,042
Class I	4,191,707
Class R	102,018
Class R3	20,234,035
Net asset value per share: (A)
Class A	$14.89
Class C	15.20
Class I	14.94
Class R	14.87
Class R3	14.86
Maximum offering price per share: (B)
Class A	$15.76

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$32,385,301
Dividend income from unaffiliated investments	119,706
Interest income from unaffiliated investments	422,338
Total investment income	32,927,345
Expenses:
Investment management fees	1,526,663
Distribution and service fees:
Class A	3,098,733
Class C	563,077
Class R	8,126
Class R3	401,666
Transfer agent fees:
Class A	1,030,993
Class C	80,292
Class I	58,298
Class R	964
Class R3	253,050
Trustee and CCO fees	65,056
Audit and tax fees	46,326
Custody fees	17,443
Legal fees	146,800
Printing and shareholder reports fees	102,163
Registration fees	91,152
Other	77,117
Total expenses before waiver and/or reimbursement and recapture	7,567,919
Expenses waived and/or reimbursed:
Class I	(53,199)
Class R3	(366,799)
Recapture of previously waived and/or reimbursed fees:
Class R3	1,530
Net expenses	7,149,451
Net investment income (loss)	25,777,894
Net realized gain (loss) on:
Affiliated investments	6,860,393
Unaffiliated investments	8,956,653
Capital gain distributions received from affiliated investment companies	63,108,208
Futures contracts	3,849,072
Net realized gain (loss)	82,774,326
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	146,695,705
Unaffiliated investments	120,461
Futures contracts	909,284
Translation of assets and liabilities denominated in foreign currencies	(14,576)
Net change in unrealized appreciation (depreciation)	147,710,874
Net realized and change in unrealized gain (loss)	230,485,200
Net increase (decrease) in net assets resulting from operations	$256,263,094
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$25,777,894	$27,656,744
Net realized gain (loss)	82,774,326	63,206,459
Net change in unrealized appreciation (depreciation)	147,710,874	237,075,095
Net increase (decrease) in net assets resulting from operations	256,263,094	327,938,298
Dividends and/or distributions to shareholders:
Class A	(73,525,354)	(43,035,308)
Class C	(3,004,832)	(1,628,856)
Class I	(3,257,266)	(1,793,206)
Class R	(96,134)	(42,192)
Class R3	(7,119,734)	(35,515)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(87,003,320)	(46,535,077)
Capital share transactions:
Proceeds from shares sold:
Class A	20,218,272	20,818,250
Class C	5,653,670	5,581,140
Class I	18,636,004	9,950,504
Class R	33,083	203,818
Class R3	117,678,406	2,123,542
	162,219,435	38,677,254
Issued from fund acquisition:
Class R3	161,177,710	—
	161,177,710	—
Dividends and/or distributions reinvested:
Class A	70,026,457	41,035,631
Class C	2,998,421	1,622,347
Class I	3,215,678	1,770,149
Class R	95,152	41,727
Class R3	7,119,734	35,515
	83,455,442	44,505,369
Cost of shares redeemed:
Class A	(286,810,213)	(192,859,323)
Class C	(9,124,407)	(12,048,284)
Class I	(17,887,673)	(16,931,259)
Class R	(387,257)	(121,055)
Class R3	(15,093,749)	(715,235)
	(329,303,299)	(222,675,156)
Automatic conversions:
Class A	12,036,720	17,204,880
Class C	(12,036,720)	(17,204,880)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	77,549,288	(139,492,533)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	2,804 (A)
Class C	—	1,722 (A)
Class R	—	1,592 (A)
	—	6,118
Net increase (decrease) in net assets	246,809,062	141,916,806
Net assets:
Beginning of year	1,447,172,777	1,305,255,971
End of year	$1,693,981,839	$1,447,172,777
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,511,274	1,653,032
Class C	407,947	431,809
Class I	1,379,248	772,611
Class R	2,446	15,340
Class R3	8,617,100	165,738
	11,918,015	3,038,530
Shares issued on fund acquisition:
Class R3	11,990,070	—
	11,990,070	—
Shares reinvested:
Class A	5,466,545	3,408,275
Class C	227,844	131,471
Class I	250,833	147,022
Class R	7,422	3,466
Class R3	557,536	2,952
	6,510,180	3,693,186
Shares redeemed:
Class A	(21,137,697)	(15,202,164)
Class C	(659,958)	(933,981)
Class I	(1,313,089)	(1,333,298)
Class R	(27,513)	(9,538)
Class R3	(1,107,947)	(56,636)
	(24,246,204)	(17,535,617)
Automatic conversions:
Class A	893,867	1,371,393
Class C	(873,493)	(1,344,118)
	20,374	27,275
Net increase (decrease) in shares outstanding:
Class A	(13,266,011)	(8,769,464)
Class C	(897,660)	(1,714,819)
Class I	316,992	(413,665)
Class R	(17,645)	9,268
Class R3	20,056,759	112,054
	6,192,435	(10,776,626)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.45	$11.02	$10.84	$14.72	$11.87
Investment operations:
Net investment income (loss) (A)	0.23	0.25	0.14	0.37	0.17
Net realized and unrealized gain (loss)	2.03	2.59	0.43	(3.12)	3.21
Total investment operations	2.26	2.84	0.57	(2.75)	3.38
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.22)	(0.12)	(0.38)	(0.15)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.82)	(0.41)	(0.39)	(1.13)	(0.53)
Net asset value, end of year	$14.89	$13.45	$11.02	$10.84	$14.72
Total return (E)	17.81%	26.18%(C)	5.33%	(20.18)%(D)	29.05%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,275,051	$1,329,914	$1,186,870	$1,256,097	$1,756,950
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47%	0.47%	0.48%	0.47%	0.46%
Including waiver and/or reimbursement and recapture	0.47%	0.47%	0.48%(G)	0.47%(G)	0.46%
Net investment income (loss) to average net assets	1.71%	1.93%	1.24%	3.05%	1.19%
Portfolio turnover rate	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.69	$11.19	$10.98	$14.85	$11.96
Investment operations:
Net investment income (loss) (A)	0.13	0.15	0.05	0.31	0.09
Net realized and unrealized gain (loss)	2.08	2.64	0.44	(3.22)	3.21
Total investment operations	2.21	2.79	0.49	(2.91)	3.30
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.10)	(0.01)	(0.22)	(0.03)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.70)	(0.29)	(0.28)	(0.97)	(0.41)
Net asset value, end of year	$15.20	$13.69	$11.19	$10.98	$14.85
Total return (E)	16.91%	25.16%(C)	4.51%	(20.81)%(D)	28.03%
Ratio and supplemental data:
Net assets end of year (000’s)	$54,101	$61,020	$69,100	$94,276	$166,140
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.28%	1.28%	1.29%	1.27%	1.24%
Including waiver and/or reimbursement and recapture	1.28%	1.28%	1.29%(G)	1.26%	1.24%
Net investment income (loss) to average net assets	0.96%	1.17%	0.45%	2.47%	0.66%
Portfolio turnover rate	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.48	$11.04	$10.85	$14.73	$11.87
Investment operations:
Net investment income (loss) (A)	0.27	0.29	0.18	0.42	0.21
Net realized and unrealized gain (loss)	2.05	2.59	0.43	(3.14)	3.21
Total investment operations	2.32	2.88	0.61	(2.72)	3.42
Contributions from affiliate	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.25)	(0.15)	(0.43)	(0.18)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.86)	(0.44)	(0.42)	(1.18)	(0.56)
Net asset value, end of year	$14.94	$13.48	$11.04	$10.85	$14.73
Total return	18.24%	26.52%	5.69%	(19.78)%(B)	29.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$62,632	$52,245	$47,351	$50,808	$73,488
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.24%	0.24%	0.24%	0.24%	0.23%
Including waiver and/or reimbursement and recapture	0.15%(D)	0.14%(D)	0.14%(D)	0.14%(D)(E)	0.14%(E)
Net investment income (loss) to average net assets	2.00%	2.26%	1.57%	3.40%	1.52%
Portfolio turnover rate	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.16%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.44	$11.01	$10.82	$14.68	$11.84
Investment operations:
Net investment income (loss) (A)	0.21	0.21	0.11	0.34	0.14
Net realized and unrealized gain (loss)	2.02	2.59	0.43	(3.12)	3.19
Total investment operations	2.23	2.80	0.54	(2.78)	3.33
Contributions from affiliate	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.19)	(0.08)	(0.33)	(0.11)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.80)	(0.38)	(0.35)	(1.08)	(0.49)
Net asset value, end of year	$14.87	$13.44	$11.01	$10.82	$14.68
Total return	17.56%	25.92%(B)	5.08%	(20.34)%	28.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,517	$1,609	$1,215	$1,236	$1,781
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.70%	0.70%	0.73%	0.73%	0.73%
Including waiver and/or reimbursement and recapture	0.70%	0.70%	0.73%	0.73%	0.73%
Net investment income (loss) to average net assets	1.51%	1.67%	0.97%	2.78%	1.00%
Portfolio turnover rate	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$13.46	$11.04	$10.85	$12.38
Investment operations:
Net investment income (loss) (B)	0.24	0.24	0.15	0.07
Net realized and unrealized gain (loss)	2.03	2.61	0.44	(1.60)
Total investment operations	2.27	2.85	0.59	(1.53)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.24)	(0.13)	—
Net realized gains	(0.57)	(0.19)	(0.27)	—
Total dividends and/or distributions to shareholders	(0.87)	(0.43)	(0.40)	—
Net asset value, end of year	$14.86	$13.46	$11.04	$10.85
Total return	17.93%	26.29%	5.50%	(12.36)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$300,681	$2,385	$720	$215
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%	0.54%	0.54%	0.54%(E)
Including waiver and/or reimbursement and recapture	0.32%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	1.77%	1.85%	1.36%	0.93%(E)
Portfolio turnover rate	13%	18%	18%	35%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$457,113	$—	$267,254	$—	$—	$724,367
Total	$457,113	$—	$267,254	$—	$—	$724,367

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$912,129	$—	$2,936,943	$—	$—	$3,849,072
Total	$912,129	$—	$2,936,943	$—	$—	$3,849,072

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,282,979	$—	$(373,695)	$—	$—	$909,284
Total	$1,282,979	$—	$(373,695)	$—	$—	$909,284
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$85,505,388
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,863,380	0.11%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective June 21, 2025
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to June 21, 2025
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective June 21, 2025
Class A	0.52%	March 1, 2027
Class C	1.32	March 1, 2027
Class I	0.29	March 1, 2027
Class R	0.76	March 1, 2027
Class R3	0.30	March 1, 2027
Prior to June 21, 2025
Class A	0.52
Class C	1.32
Class I	0.29
Class R	0.76
Class R3	0.35
Prior to March 1, 2025
Class A	0.52
Class C	1.32
Class I	0.29
Class R	0.78
Class R3	0.35
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R3	$—	$2,491	$366,799	$369,290
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$327,669	$3,239
Class C	—	5,092
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,161,042	$99,672
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$191,035,041	$373,992,598
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and mark-to-market on futures contracts. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to capital loss carryfowards from the target fund in a current year merger and wash sales attributable to a current year merger. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$4,214,900	$(4,214,900)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,256,520,608	$446,724,858	$(9,791,736)	$436,933,122
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains, which are subject to annual usage limitations resulting from the merger, are as follows:
Short-Term	Long-Term
$—	$1,096,957
During the year ended October 31, 2025, the capital loss carryforwards utilized are $2,120,171.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$30,532,800	$—	$56,470,520	$—	$24,720,701	$—	$21,814,376	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$19,258,059	$—	$76,388,450	$(1,096,957)	$—	$—	$436,905,064
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Moderate Growth Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Moderate Growth Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Moderate Growth Portfolio for shares of Transamerica ClearTrack® 2035 and Transamerica ClearTrack®2040 following the close of business on June 20, 2025. The cost basis of the investments received from
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
12. REORGANIZATION (continued)
Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 were carried forward to align ongoing reporting of Transamerica Asset Allocation - Moderate Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Growth Portfolio, were as follows:
Transamerica ClearTrack® 2035 Class	Transamerica ClearTrack® 2035 Shares	Transamerica ClearTrack® 2040 Class	Transamerica ClearTrack® 2040 Shares	Transamerica Asset Allocation - Moderate Growth Portfolio Class	Transamerica Asset Allocation - Moderate Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,720,762	Class R3	10,286,128	Class R3	11,990,070	$161,177,710	0.57

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,123,829 from ClearTrack® 2035 and 5,866,241 from
ClearTrack® 2040). The 0.57 exchange ratio is a weighted ratio. ClearTrack® 2035's specific ratio is 0.57 and ClearTrack® 2040's ratio is 0.57.

The net assets of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2035 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2040 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2035 Net Assets	Transamerica ClearTrack®2040 Net Assets	Transamerica Asset Allocation - Moderate Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$3,198,090	$4,887,758	$82,320,184	$78,857,526	$1,430,184,217	$1,591,361,927
Assuming the reorganization had been completed on November 1, 2024, the beginning of the fiscal reporting period of Transamerica Asset Allocation - Moderate Growth Portfolio, the proforma results of operations for the year ended October 31, 2025, were as follows:
Net investment income (loss)	$28,374,175
Net realized and change in unrealized gain (loss) on investments	237,844,006
Net increase (decrease) in net assets resulting from operations	266,218,181
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 that have been included in Transamerica Asset Allocation - Moderate Growth Portfolio’s Statement of Operations following the close of business on June 20, 2025.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Moderate Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $13,325,054 of qualified dividend income.
For corporate shareholders, 23% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $56,470,520 for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 5,836,164	$629,397
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10- year periods. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA MOD GROWTH PORT 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation - Moderate Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	3,627	$ 4,588
International Equity Funds - 14.1%
Transamerica Emerging Markets Equity, Class I2 (B)	1,665,701	17,972,910
Transamerica Emerging Markets Equity, Class R6 (B)	23,645	256,547
Transamerica International Equity, Class I2 (B)	2,315,511	59,022,386
Transamerica International Focus, Class I2 (B)	2,462,089	17,751,661
Transamerica International Focus, Class R6 (B)	32,186	233,349
Transamerica International Small Cap Value, Class I2 (B)	289,867	5,185,728
Transamerica International Stock, Class I2 (B)	3,975,056	58,314,077
Transamerica International Stock, Class R6 (B)	15,406	226,001
		158,962,659
International Fixed Income Funds - 2.7%
Transamerica Emerging Markets Debt, Class I2 (B)	2,824,587	27,370,251
Transamerica Emerging Markets Debt, Class R6 (B)	347,703	3,379,669
		30,749,920
U.S. Equity Funds - 38.6%
Transamerica Capital Growth, Class I2 (A)(B)	1,190,927	18,137,825
Transamerica Capital Growth, Class R6 (A)(B)	16,509	251,431
Transamerica Large Cap Value, Class I2 (B)	10,888,835	184,021,304
Transamerica Large Cap Value, Class R6 (B)	15,347	259,516
Transamerica Mid Cap Growth, Class I2 (B)	690,377	7,766,741
Transamerica Mid Cap Growth, Class R6 (B)	17,519	196,742
Transamerica Mid Cap Value Opportunities, Class I2 (B)	621,065	7,024,250
Transamerica Mid Cap Value Opportunities, Class R6 (B)	23,883	273,457
Transamerica Small Cap Growth, Class I2 (B)	639,708	3,940,604
Transamerica Small Cap Growth, Class R6 (B)	54,672	336,777
Transamerica Small Cap Value, Class I2 (B)	866,453	4,453,570
Transamerica Small Cap Value, Class R6 (B)	59,834	312,333
Transamerica Sustainable Equity Income, Class I2 (B)	1,869,320	15,907,914
Transamerica US Growth, Class I2 (B)	5,269,480	192,862,949
Transamerica US Growth, Class R6 (B)	6,703	245,254
		435,990,667
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 42.3%
Transamerica Bond, Class I2 (B)	12,822,025	$ 105,012,380
Transamerica Bond, Class R6 (B)	647,824	5,299,201
Transamerica Core Bond, Class I2 (B)	33,118,156	288,459,140
Transamerica Floating Rate, Class I2 (B)	1,211,115	10,754,703
Transamerica High Yield Bond, Class I2 (B)	79,004	652,570
Transamerica High Yield Bond, Class R6 (B)	652,247	5,381,040
Transamerica Inflation Opportunities, Class I2 (B)	3,979,934	39,480,949
Transamerica Long Credit, Class I2 (B)	2,385,853	22,928,044
Transamerica Short-Term Bond, Class I2 (B)	967	9,585
		477,977,612
U.S. Mixed Allocation Fund - 0.9%
Transamerica Energy Infrastructure, Class I2 (B)	1,179,821	10,040,276
Total Investment Companies (Cost $908,982,895)		1,113,725,722
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF (E)	9,487	442,474
Health Care Select Sector SPDR Fund (F)	19,571	2,823,117
Total Exchange-Traded Funds (Cost $3,131,738)		3,265,591

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.50% (G), dated 10/31/2025, to be repurchased at $11,923,777 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $12,160,856.	$ 11,922,287	11,922,287
Total Repurchase Agreement (Cost $11,922,287)		11,922,287
Total Investments (Cost $924,036,920)		1,128,913,600
Net Other Assets (Liabilities) - 0.0%*		544,984
Net Assets - 100.0%		$ 1,129,458,584
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	551	12/19/2025	$61,706,578	$62,082,203	$375,625	$—
EURO STOXX 50® Index	41	12/19/2025	2,572,195	2,679,093	106,898	—
TOPIX Index	4	12/11/2025	807,356	865,356	58,000	—
Total Futures Contracts					$540,523	$—
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,113,721,134	$—	$—	$1,113,721,134
Exchange-Traded Funds	3,265,591	—	—	3,265,591
Repurchase Agreement	—	11,922,287	—	11,922,287
Total	$1,116,986,725	$11,922,287	$—	$1,128,909,012
Investment Companies Measured at Net Asset Value (C)				4,588
Total Investments				$1,128,913,600
Other Financial Instruments
Futures Contracts (I)	$540,523	$—	$—	$540,523
Total Other Financial Instruments	$540,523	$—	$—	$540,523
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$97,053,290	$25,589,431	$(19,500,000)	$(2,154,588)	$4,024,247	$105,012,380	12,822,025	$4,589,549	$—
Transamerica Bond, Class R6	—	15,798,215	(10,000,000)	(656,697)	157,683	5,299,201	647,824	108,137	—
Transamerica Capital Growth, Class I2	15,881,356	—	(5,500,000)	1,099,192	6,657,277	18,137,825	1,190,927	—	—
Transamerica Capital Growth, Class R6	—	1,122,461	(1,600,000)	628,926	100,044	251,431	16,509	—	—
Transamerica Core Bond, Class I2	227,115,127	71,562,481	(15,000,000)	(763,530)	5,545,062	288,459,140	33,118,156	11,162,481	—
Transamerica Emerging Markets Debt, Class I2	30,717,417	3,856,374	(8,000,000)	(314,110)	1,110,570	27,370,251	2,824,587	1,856,374	—
Transamerica Emerging Markets Debt, Class R6	—	3,357,268	—	—	22,401	3,379,669	347,703	74,941	—
Transamerica Emerging Markets Equity, Class I2	9,458,623	4,013,996	—	—	4,500,291	17,972,910	1,665,701	13,996	—
Transamerica Emerging Markets Equity, Class R6	—	925,975	(900,000)	163,820	66,752	256,547	23,645	—	—
Transamerica Energy Infrastructure, Class I2	8,915,014	732,617	—	—	392,645	10,040,276	1,179,821	190,766	—
Transamerica Floating Rate, Class I2	5,234,010	5,713,698	—	—	(193,005)	10,754,703	1,211,115	713,698	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025	Shares as of October 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust, Class I2	$4,360	$—	$—	$—	$228	$4,588	3,627	$—	$—
Transamerica High Yield Bond, Class I2	8,430,557	5,351,332	(12,900,000)	(198,096)	(31,223)	652,570	79,004	351,332	—
Transamerica High Yield Bond, Class R6	—	5,563,489	—	—	(182,449)	5,381,040	652,247	132,353	—
Transamerica Inflation Opportunities, Class I2	30,287,995	8,599,365	—	—	593,589	39,480,949	3,979,934	1,399,365	—
Transamerica International Equity, Class I2	38,957,962	30,160,349	(21,000,000)	5,978,108	4,925,967	59,022,386	2,315,511	1,033,772	126,577
Transamerica International Focus, Class I2	18,246,510	3,090,674	(2,000,000)	(376,459)	(1,209,064)	17,751,661	2,462,089	285,158	2,805,516
Transamerica International Focus, Class R6	—	1,544,969	(1,400,000)	66,038	22,342	233,349	32,186	—	—
Transamerica International Small Cap Value, Class I2	3,137,241	1,178,004	—	—	870,483	5,185,728	289,867	133,699	44,305
Transamerica International Stock, Class I2	50,513,191	7,970,274	(11,400,000)	2,202,406	9,028,206	58,314,077	3,975,056	1,439,646	1,530,628
Transamerica International Stock, Class R6	—	2,360,607	(2,650,000)	463,846	51,548	226,001	15,406	—	—
Transamerica Large Cap Value, Class I2	125,218,103	50,422,625	(13,400,000)	1,432,675	20,347,901	184,021,304	10,888,835	2,428,740	1,493,883
Transamerica Large Cap Value, Class R6	—	3,958,725	(4,300,000)	553,660	47,131	259,516	15,347	13,833	—
Transamerica Long Credit, Class I2	26,546,665	7,350,609	(10,500,000)	(645,478)	176,248	22,928,044	2,385,853	1,350,331	278
Transamerica Mid Cap Growth, Class I2	5,544,578	1,431,039	—	—	791,124	7,766,741	690,377	—	231,039
Transamerica Mid Cap Growth, Class R6	—	1,481,185	(1,550,000)	216,328	49,229	196,742	17,519	—	252
Transamerica Mid Cap Value Opportunities, Class I2	2,475,466	7,228,474	(3,000,000)	64,417	255,893	7,024,250	621,065	37,597	190,877
Transamerica Mid Cap Value Opportunities, Class R6	—	1,759,701	(1,400,000)	(103,678)	17,434	273,457	23,883	—	—
Transamerica Short-Term Bond, Class I2	9,072	409	—	—	104	9,585	967	409	—
Transamerica Small Cap Growth, Class I2	4,420,934	444,227	(700,000)	(98,717)	(125,840)	3,940,604	639,708	—	444,227
Transamerica Small Cap Growth, Class R6	—	964,705	(500,000)	(96,463)	(31,465)	336,777	54,672	—	—
Transamerica Small Cap Value, Class I2	4,239,038	940,431	—	—	(725,899)	4,453,570	866,453	79,507	860,924
Transamerica Small Cap Value, Class R6	—	955,213	(600,000)	(59,999)	17,119	312,333	59,834	—	—
Transamerica Sustainable Equity Income, Class I2	13,223,962	2,626,254	—	—	57,698	15,907,914	1,869,320	233,714	892,540
Transamerica US Growth, Class I2	125,878,688	67,629,552	(24,900,000)	3,531,107	20,723,602	192,862,949	5,269,480	209,977	17,419,575
Transamerica US Growth, Class R6	—	2,271,112	(2,700,000)	593,105	81,037	245,254	6,703	—	—
Total	$851,509,159	$347,955,840	$(175,400,000)	$11,525,813	$78,134,910	$1,113,725,722	92,262,956	$27,839,375	$26,040,621
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At October 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$37,318	$4,588	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at October 31, 2025.
(H)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $908,982,895)	$1,113,725,722
Unaffiliated investments, at value (cost $3,131,738)	3,265,591
Repurchase agreement, at value (cost $11,922,287)	11,922,287
Cash collateral pledged at broker for:
Futures contracts	1,370,243
Receivables and other assets:
Net income from securities lending	150
Shares of beneficial interest sold	16,167
Dividends from affiliated investments	1,628,220
Interest	497
Total assets	1,131,928,877
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,628,102
Shares of beneficial interest redeemed	373,822
Investment management fees	16,371
Distribution and service fees	251,316
Transfer agent fees	110,652
Trustee and CCO fees	383
Audit and tax fees	15,767
Custody fees	2,377
Legal fees	12,409
Printing and shareholder reports fees	12,044
Registration fees	806
Other accrued expenses	19,378
Variation margin payable on futures contracts	26,866
Total liabilities	2,470,293
Net assets	$1,129,458,584
Net assets consist of:
Paid-in capital	$878,931,009
Total distributable earnings (accumulated losses)	250,527,575
Net assets	$1,129,458,584
Net assets by class:
Class A	$637,883,395
Class C	27,442,779
Class I	30,825,781
Class R	3,393,043
Class R3	429,913,586
Shares outstanding (unlimited shares, no par value):
Class A	48,717,690
Class C	2,060,668
Class I	2,346,982
Class R	260,865
Class R3	32,883,760
Net asset value per share: (A)
Class A	$13.09
Class C	13.32
Class I	13.13
Class R	13.01
Class R3	13.07
Maximum offering price per share: (B)
Class A	$13.85

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$27,839,375
Dividend income from unaffiliated investments	68,145
Interest income from unaffiliated investments	328,983
Total investment income	28,236,503
Expenses:
Investment management fees	1,050,797
Distribution and service fees:
Class A	1,622,697
Class C	296,339
Class R	18,298
Class R3	791,660
Transfer agent fees:
Class A	549,077
Class C	41,852
Class I	29,657
Class R	1,977
Class R3	498,746
Trustee and CCO fees	43,624
Audit and tax fees	41,237
Custody fees	12,161
Legal fees	112,696
Printing and shareholder reports fees	66,705
Registration fees	87,845
Other	55,795
Total expenses before waiver and/or reimbursement and recapture	5,321,163
Expenses waived and/or reimbursed:
Class I	(27,068)
Class R3	(639,708)
Recapture of previously waived and/or reimbursed fees:
Class R3	3,063
Net expenses	4,657,450
Net investment income (loss)	23,579,053
Net realized gain (loss) on:
Affiliated investments	11,525,813
Unaffiliated investments	3,505,330
Capital gain distributions received from affiliated investment companies	26,040,621
Futures contracts	3,099,317
Net realized gain (loss)	44,171,081
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	75,376,934
Unaffiliated investments	49,675
Futures contracts	647,952
Translation of assets and liabilities denominated in foreign currencies	(14,432)
Net change in unrealized appreciation (depreciation)	76,060,129
Net realized and change in unrealized gain (loss)	120,231,210
Net increase (decrease) in net assets resulting from operations	$143,810,263
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$23,579,053	$21,834,230
Net realized gain (loss)	44,171,081	29,457,175
Net change in unrealized appreciation (depreciation)	76,060,129	117,584,265
Net increase (decrease) in net assets resulting from operations	143,810,263	168,875,670
Dividends and/or distributions to shareholders:
Class A	(29,801,903)	(28,599,435)
Class C	(1,206,551)	(1,069,570)
Class I	(1,392,037)	(1,052,647)
Class R	(174,173)	(58,032)
Class R3	(17,329,738)	(24,428)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(49,904,402)	(30,804,112)
Capital share transactions:
Proceeds from shares sold:
Class A	12,796,590	14,173,816
Class C	2,927,923	2,706,354
Class I	8,312,586	5,318,567
Class R	521,279	1,742,028
Class R3	341,871,511	1,022,108
	366,429,889	24,962,873
Issued from fund acquisition:
Class R3	79,914,218	—
	79,914,218	—
Dividends and/or distributions reinvested:
Class A	28,164,144	27,262,657
Class C	1,203,372	1,067,785
Class I	1,318,400	998,679
Class R	171,449	56,305
Class R3	17,329,738	24,428
	48,187,103	29,409,854
Cost of shares redeemed:
Class A	(260,433,908)	(130,943,837)
Class C	(5,209,514)	(7,081,591)
Class I	(9,037,889)	(9,745,919)
Class R	(1,216,267)	(297,462)
Class R3	(42,298,808)	(602,836)
	(318,196,386)	(148,671,645)
Automatic conversions:
Class A	7,232,354	11,430,726
Class C	(7,232,354)	(11,430,726)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	176,334,824	(94,298,918)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	2,024 (A)
Class C	—	834 (A)
Class R	—	1,410 (A)
	—	4,268
Net increase (decrease) in net assets	270,240,685	43,776,908
Net assets:
Beginning of year	859,217,899	815,440,991
End of year	$1,129,458,584	$859,217,899
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,062,691	1,248,281
Class C	238,143	232,752
Class I	681,208	463,059
Class R	43,196	149,804
Class R3	28,156,696	89,252
	30,181,934	2,183,148
Shares issued on fund acquisition:
Class R3	6,642,359	—
	6,642,359	—
Shares reinvested:
Class A	2,440,567	2,476,172
Class C	101,894	94,914
Class I	114,246	90,707
Class R	14,935	5,128
Class R3	1,505,625	2,217
	4,177,267	2,669,138
Shares redeemed:
Class A	(21,506,938)	(11,432,983)
Class C	(423,330)	(611,756)
Class I	(744,174)	(848,610)
Class R	(98,324)	(26,729)
Class R3	(3,507,445)	(52,236)
	(26,280,211)	(12,972,314)
Automatic conversions:
Class A	601,654	1,003,334
Class C	(589,957)	(986,024)
	11,697	17,310
Net increase (decrease) in shares outstanding:
Class A	(17,402,026)	(6,705,196)
Class C	(673,250)	(1,270,114)
Class I	51,280	(294,844)
Class R	(40,193)	128,203
Class R3	32,797,235	39,233
	14,733,046	(8,102,718)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$12.00	$10.23	$10.01	$13.31	$11.48
Investment operations:
Net investment income (loss) (A)	0.27	0.29	0.18	0.32	0.22
Net realized and unrealized gain (loss)	1.39	1.88	0.20	(2.62)	2.11
Total investment operations	1.66	2.17	0.38	(2.30)	2.33
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.25)	(0.16)	(0.32)	(0.20)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.57)	(0.40)	(0.16)	(1.00)	(0.50)
Net asset value, end of year	$13.09	$12.00	$10.23	$10.01	$13.31
Total return (E)	14.50%	21.58%(C)	3.78%	(18.65)%(D)	20.68%
Ratio and supplemental data:
Net assets end of year (000’s)	$637,883	$793,634	$745,159	$821,113	$1,171,334
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48%	0.47%	0.48%	0.47%	0.44%
Including waiver and/or reimbursement and recapture	0.48%	0.47%	0.48%(G)	0.47%(G)	0.44%
Net investment income (loss) to average net assets	2.23%	2.52%	1.75%	2.86%	1.76%
Portfolio turnover rate	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$12.18	$10.36	$10.11	$13.38	$11.52
Investment operations:
Net investment income (loss) (A)	0.18	0.20	0.10	0.25	0.17
Net realized and unrealized gain (loss)	1.42	1.91	0.20	(2.66)	2.07
Total investment operations	1.60	2.11	0.30	(2.41)	2.24
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.14)	(0.05)	(0.18)	(0.08)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.46)	(0.29)	(0.05)	(0.86)	(0.38)
Net asset value, end of year	$13.32	$12.18	$10.36	$10.11	$13.38
Total return (E)	13.64%	20.57%(C)	2.97%	(19.23)%(D)	19.75%
Ratio and supplemental data:
Net assets end of year (000’s)	$27,443	$33,310	$41,482	$59,744	$104,930
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.28%	1.28%	1.28%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.28%	1.28%	1.28%(G)	1.25%	1.23%
Net investment income (loss) to average net assets	1.48%	1.75%	0.95%	2.20%	1.30%
Portfolio turnover rate	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$12.04	$10.25	$10.02	$13.32	$11.48
Investment operations:
Net investment income (loss) (A)	0.31	0.32	0.22	0.35	0.27
Net realized and unrealized gain (loss)	1.39	1.90	0.19	(2.61)	2.10
Total investment operations	1.70	2.22	0.41	(2.26)	2.37
Contributions from affiliate	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.28)	(0.18)	(0.38)	(0.23)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.61)	(0.43)	(0.18)	(1.06)	(0.53)
Net asset value, end of year	$13.13	$12.04	$10.25	$10.02	$13.32
Total return	14.82%	22.02%	4.12%	(18.24)%(B)	21.03%
Ratio and supplemental data:
Net assets end of year (000’s)	$30,826	$27,636	$26,556	$33,414	$47,079
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.25%	0.25%	0.25%	0.24%	0.22%
Including waiver and/or reimbursement and recapture	0.15%(D)	0.15%(D)	0.15%(D)	0.15%(D)(E)	0.13%(E)
Net investment income (loss) to average net assets	2.57%	2.83%	2.08%	3.15%	2.09%
Portfolio turnover rate	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.15%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.95	$10.17	$9.96	$13.24	$11.42
Investment operations:
Net investment income (loss) (A)	0.25	0.25	0.17	0.28	0.17
Net realized and unrealized gain (loss)	1.38	1.89	0.17	(2.59)	2.11
Total investment operations	1.63	2.14	0.34	(2.31)	2.28
Contributions from affiliate	—	0.01 (B)	—	0.00 (C)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.22)	(0.13)	(0.29)	(0.16)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.57)	(0.37)	(0.13)	(0.97)	(0.46)
Net asset value, end of year	$13.01	$11.95	$10.17	$9.96	$13.24
Total return	14.29%	21.42%(B)	3.47%	(18.78)%(D)	20.34%
Ratio and supplemental data:
Net assets end of year (000’s)	$3,393	$3,598	$1,759	$2,500	$2,991
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.70%	0.72%	0.72%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.70%	0.72%	0.72%	0.71%(F)	0.70%
Net investment income (loss) to average net assets	2.03%	2.17%	1.58%	2.53%	1.36%
Portfolio turnover rate	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$12.02	$10.26	$10.02	$11.45
Investment operations:
Net investment income (loss) (B)	0.30	0.29	0.19	0.09
Net realized and unrealized gain (loss)	1.37	1.90	0.20	(1.52)
Total investment operations	1.67	2.19	0.39	(1.43)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.28)	(0.15)	—
Net realized gains	(0.33)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.62)	(0.43)	(0.15)	—
Net asset value, end of year	$13.07	$12.02	$10.26	$10.02
Total return	14.62%	21.70%	3.95%	(12.49)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$429,914	$1,040	$485	$71
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.48%	2.49%	1.80%	1.33%(E)
Portfolio turnover rate	21%	17%	18%	43%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$375,625	$—	$164,898	$—	$—	$540,523
Total	$375,625	$—	$164,898	$—	$—	$540,523

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$938,569	$—	$2,160,748	$—	$—	$3,099,317
Total	$938,569	$—	$2,160,748	$—	$—	$3,099,317

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$873,215	$—	$(225,263)	$—	$—	$647,952
Total	$873,215	$—	$(225,263)	$—	$—	$647,952
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$64,036,935
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,468,296	0.13%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective June 21, 2025
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to June 21, 2025
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2027
Class C	1.31	March 1, 2027
Class I	0.29	March 1, 2027
Class R	0.76	March 1, 2027
Class R3	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R3	$—	$—	$638,971	$638,971
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$166,312	$1,720
Class C	—	2,441
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$635,127	$54,234
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$254,394,005	$212,642,191
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and mark-to-market on futures contracts. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to capital loss carryfowards from the target fund in a current year merger and wash sales attributable to a current year merger. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$2,785,493	$(2,785,493)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$936,656,828	$201,227,223	$(8,912,452)	$192,314,771
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains, which are subject to annual usage limitations resulting from the merger, are as follows:
Short-Term	Long-Term
$44,522	$238,853
During the year ended October 31, 2025, the capital loss carryforwards utilized are $1,051,211.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$23,302,220	$—	$26,602,182	$—	$19,333,712	$—	$11,470,400	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$19,767,024	$—	$38,750,868	$(283,375)	$—	$—	$192,293,058
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
11. OPERATING SEGMENTS (continued)
segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Moderate Portfolio acquired all of the assets and liabilities of Transamerica ClearTrack® 2030 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Moderate Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Moderate Portfolio for shares of Transamerica ClearTrack® 2030 following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2030 was carried forward to align ongoing reporting of Transamerica Asset Allocation - Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2030 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Portfolio, were as follows:
Transamerica ClearTrack®2030 Class	Transamerica ClearTrack®2030 Shares	Transamerica Asset Allocation - Moderate Portfolio Class	Transamerica Asset Allocation - Moderate Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,165,623	Class R3	6,642,359	$ 79,914,218	0.65

(A)	Calculated by dividing the Transamerica Asset Allocation - Moderate Portfolio shares issuable by the Transamerica ClearTrack® 2030 shares outstanding on June 20, 2025.
The net assets of Transamerica ClearTrack® 2030, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Portfolio. These amounts were as follows:
Transamerica ClearTrack®2030 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2030 Net Assets	Transamerica Asset Allocation - Moderate Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$2,757,976	$79,914,218	$1,005,357,346	$1,085,271,564
Assuming the reorganization had been completed on November 1, 2024, the beginning of the fiscal reporting period of Transamerica Asset Allocation - Moderate Portfolio, the proforma results of operations for the year ended October 31, 2025, were as follows:
Net investment income (loss)	$25,117,324
Net realized and change in unrealized gain (loss) on investments	123,023,564
Net increase (decrease) in net assets resulting from operations	148,140,888
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica ClearTrack® 2030 and that have been included in Transamerica Asset Allocation - Moderate Portfolio’s Statement of Operations following the close of business on June 20, 2025.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Moderate Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $5,782,773 of qualified dividend income.
For corporate shareholders, 12% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $26,602,182 for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 2,543,823	$269,510
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Moderate Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Class I Shares of the Fund was above with the benchmark that TAM utilizes to measure performance of the Fund for the past 1- year period and below the benchmark for the past 3-, 5- and 10- year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmarks.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA MOD PORT 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation Intermediate Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 13.4%
Transamerica International Equity, Class I3 (A)	223,964	$ 5,755,877
Money Market Fund - 0.2%
Transamerica Government Money Market, Class I3, 3.58% (A)(B)	81,723	81,723
U.S. Equity Funds - 40.2%
Transamerica Large Growth, Class I3 (A)	372,838	6,375,524
Transamerica Large Value Opportunities, Class I3 (A)	595,427	5,835,190
Transamerica Mid Cap Growth, Class I3 (A)	122,180	1,370,864
Transamerica Mid Cap Value Opportunities, Class I3 (A)	109,297	1,245,982
Transamerica Small Cap Growth, Class I3 (A)	191,615	1,178,431
Transamerica Small Cap Value, Class I3 (A)	249,075	1,287,716
		17,293,707
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.3%
Transamerica Core Bond, Class I3 (A)	1,095,630	$ 9,564,854
Transamerica High Yield Bond, Class I3 (A)	313,794	2,588,802
Transamerica Inflation Opportunities, Class I3 (A)	464,520	4,612,680
Transamerica Short-Term Bond, Class I3 (A)	322,227	3,193,269
		19,959,605
Total Investment Companies (Cost $39,194,142)		43,090,912
Total Investments (Cost $39,194,142)		43,090,912
Net Other Assets (Liabilities) - (0.1)%		(21,946)
Net Assets - 100.0%		$ 43,068,966
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$43,090,912	$—	$—	$43,090,912
Total Investments	$43,090,912	$—	$—	$43,090,912
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $39,194,142)	$43,090,912
Receivables and other assets:
Affiliated investments sold	2,239
Dividends from affiliated investments	60,115
Total assets	43,153,266
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	60,144
Shares of beneficial interest redeemed	2,208
Investment management fees	3,662
Distribution and service fees	18,285
Transfer agent fees	1
Total liabilities	84,300
Net assets	$43,068,966
Net assets consist of:
Paid-in capital	$37,220,020
Total distributable earnings (accumulated losses)	5,848,946
Net assets	$43,068,966
Net assets by class:
Class R	$42,936,177
Class R4	132,789
Shares outstanding (unlimited shares, no par value):
Class R	4,152,897
Class R4	12,842
Net asset value per share: (A)
Class R	$10.34
Class R4	10.34

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$2,173,543
Total investment income	2,173,543
Expenses:
Investment management fees	84,045
Distribution and service fees:
Class R	349,585
Class R4	300
Transfer agent fees:
Class R4	9
Total expenses before waiver and/or reimbursement and recapture	433,939
Expenses waived and/or reimbursed:
Class R	(13,983)
Class R4	(38)
Recapture of previously waived and/or reimbursed fees:
Class R4	5
Net expenses	419,923
Net investment income (loss)	1,753,620
Net realized gain (loss) on:
Affiliated investments	9,580,865
Capital gain distributions received from affiliated investment companies	2,167,376
Net realized gain (loss)	11,748,241
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(4,216,644)
Net realized and change in unrealized gain (loss)	7,531,597
Net increase (decrease) in net assets resulting from operations	$9,285,217
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$1,753,620	$4,993,423
Net realized gain (loss)	11,748,241	2,303,348
Net change in unrealized appreciation (depreciation)	(4,216,644)	37,005,683
Net increase (decrease) in net assets resulting from operations	9,285,217	44,302,454
Dividends and/or distributions to shareholders:
Class R	(2,565,874)	(4,941,596)
Class R4	(8,149)	(65,034)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,574,023)	(5,006,630)
Capital share transactions:
Proceeds from shares sold:
Class R	573,051	4,416,595
Class R4	19,835	126,988
	592,886	4,543,583
Dividends and/or distributions reinvested:
Class R	2,565,874	4,941,596
Class R4	8,149	65,034
	2,574,023	5,006,630
Cost of shares redeemed:
Class R	(198,506,070)	(31,034,713)
Class R4	(15,495)	(5,075,795)
	(198,521,565)	(36,110,508)
Net increase (decrease) in net assets resulting from capital share transactions	(195,354,656)	(26,560,295)
Net increase (decrease) in net assets	(188,643,462)	12,735,529
Net assets:
Beginning of year	231,712,428	218,976,899
End of year	$43,068,966	$231,712,428
Capital share transactions - shares:
Shares issued:
Class R	60,168	475,487
Class R4	2,043	13,852
	62,211	489,339
Shares reinvested:
Class R	266,891	528,065
Class R4	847	7,071
	267,738	535,136
Shares redeemed:
Class R	(19,899,027)	(3,342,737)
Class R4	(1,628)	(548,262)
	(19,900,655)	(3,890,999)
Net increase (decrease) in shares outstanding:
Class R	(19,571,968)	(2,339,185)
Class R4	1,262	(527,339)
	(19,570,706)	(2,866,524)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.76	$8.23	$8.87	$11.97	$10.66
Investment operations:
Net investment income (loss) (A)	0.25	0.20	0.17	0.53	0.28
Net realized and unrealized gain (loss)	0.94	1.53	0.03	(2.54)	1.98
Total investment operations	1.19	1.73	0.20	(2.01)	2.26
Dividends and/or distributions to shareholders:
Net investment income	(0.49)	(0.20)	(0.17)	(0.54)	(0.28)
Net realized gains	(0.12)	—	(0.67)	(0.55)	(0.67)
Total dividends and/or distributions to shareholders	(0.61)	(0.20)	(0.84)	(1.09)	(0.95)
Net asset value, end of year	$10.34	$9.76	$8.23	$8.87	$11.97
Total return	12.79%	21.13%	2.31%	(18.29)%	22.01%
Ratio and supplemental data:
Net assets end of year (000’s)	$42,936	$231,599	$214,541	$233,763	$327,930
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.50%	2.13%	1.99%	5.34%	2.38%
Portfolio turnover rate	300%	27%	25%	33%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.81	$8.23	$8.87	$11.97	$10.66
Investment operations:
Net investment income (loss) (A)	0.35	0.25	0.19	0.56	0.30
Net realized and unrealized gain (loss)	0.86	1.51	0.03	(2.55)	1.99
Total investment operations	1.21	1.76	0.22	(1.99)	2.29
Dividends and/or distributions to shareholders:
Net investment income	(0.56)	(0.18)	(0.19)	(0.56)	(0.31)
Net realized gains	(0.12)	—	(0.67)	(0.55)	(0.67)
Total dividends and/or distributions to shareholders	(0.68)	(0.18)	(0.86)	(1.11)	(0.98)
Net asset value, end of year	$10.34	$9.81	$8.23	$8.87	$11.97
Total return	13.00%	21.48%	2.58%	(18.09)%	22.33%
Ratio and supplemental data:
Net assets end of year (000’s)	$133	$113	$4,436	$5,761	$10,351
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	3.55%	2.68%	2.24%	5.59%	2.58%
Portfolio turnover rate	300%	27%	25%	33%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Intermediate Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions,
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
(“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$43,068,966	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2026
Class R4	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R	$46,745	$46,251	$13,983	$106,979
Class R4	1,499	723	38	2,260
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$9	$1
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$215,916,847	$414,362,734
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$43,174,304	$271,728	$(355,120)	$(83,392)
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$2,283,910	$—	$290,113	$—	$5,006,630	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$68,555	$—	$5,863,783	$—	$—	$—	$(83,392)
9. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. OPERATING SEGMENTS (continued)
Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation Intermediate Horizon
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation Intermediate Horizon (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $295,184 of qualified dividend income.
For corporate shareholders, 8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $290,113 for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 127,514	$11,624
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation Intermediate Horizon (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-, 3- and 5-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of four Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation - Intermediate Horizon, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA INTER HRZN 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation Long Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 24.5%
Transamerica International Equity, Class I3 (A)	591,064	$ 15,190,344
Money Market Fund - 0.2%
Transamerica Government Money Market, Class I3, 3.58% (A)(B)	114,133	114,133
U.S. Equity Funds - 66.1%
Transamerica Large Growth, Class I3 (A)	849,839	14,532,250
Transamerica Large Value Opportunities, Class I3 (A)	1,335,196	13,084,921
Transamerica Mid Cap Growth, Class I3 (A)	317,300	3,560,111
Transamerica Mid Cap Value Opportunities, Class I3 (A)	280,208	3,194,365
Transamerica Small Cap Growth, Class I3 (A)	537,348	3,304,688
Transamerica Small Cap Value, Class I3 (A)	643,222	3,325,456
		41,001,791
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.3%
Transamerica Core Bond, Class I3 (A)	269,607	$ 2,353,669
Transamerica High Yield Bond, Class I3 (A)	145,348	1,199,123
Transamerica Inflation Opportunities, Class I3 (A)	192,996	1,916,450
Transamerica Short-Term Bond, Class I3 (A)	29,730	294,623
		5,763,865
Total Investment Companies (Cost $52,684,761)		62,070,133
Total Investments (Cost $52,684,761)		62,070,133
Net Other Assets (Liabilities) - (0.1)%		(31,651)
Net Assets - 100.0%		$ 62,038,482
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$62,070,133	$—	$—	$62,070,133
Total Investments	$62,070,133	$—	$—	$62,070,133
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $52,684,761)	$62,070,133
Receivables and other assets:
Affiliated investments sold	7,182
Dividends from affiliated investments	16,581
Total assets	62,093,896
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	16,639
Shares of beneficial interest redeemed	7,110
Investment management fees	5,294
Distribution and service fees	26,367
Transfer agent fees	4
Total liabilities	55,414
Net assets	$62,038,482
Net assets consist of:
Paid-in capital	$39,128,822
Total distributable earnings (accumulated losses)	22,909,660
Net assets	$62,038,482
Net assets by class:
Class R	$61,425,279
Class R4	613,203
Shares outstanding (unlimited shares, no par value):
Class R	5,698,359
Class R4	56,769
Net asset value per share: (A)
Class R	$10.78
Class R4	10.80

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$2,074,501
Total investment income	2,074,501
Expenses:
Investment management fees	89,648
Distribution and service fees:
Class R	370,781
Class R4	1,377
Transfer agent fees:
Class R4	41
Total expenses before waiver and/or reimbursement and recapture	461,847
Expenses waived and/or reimbursed:
Class R	(14,831)
Class R4	(160)
Recapture of previously waived and/or reimbursed fees:
Class R4	8
Net expenses	446,864
Net investment income (loss)	1,627,637
Net realized gain (loss) on:
Affiliated investments	14,242,780
Capital gain distributions received from affiliated investment companies	5,185,101
Net realized gain (loss)	19,427,881
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(7,305,980)
Net realized and change in unrealized gain (loss)	12,121,901
Net increase (decrease) in net assets resulting from operations	$13,749,538
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$1,627,637	$1,776,780
Net realized gain (loss)	19,427,881	2,017,315
Net change in unrealized appreciation (depreciation)	(7,305,980)	34,157,841
Net increase (decrease) in net assets resulting from operations	13,749,538	37,951,936
Dividends and/or distributions to shareholders:
Class R	(3,683,240)	(3,915,647)
Class R4	(34,820)	(105,153)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,718,060)	(4,020,800)
Capital share transactions:
Proceeds from shares sold:
Class R	759,976	4,174,003
Class R4	50,595	73,074
	810,571	4,247,077
Dividends and/or distributions reinvested:
Class R	3,683,240	3,915,647
Class R4	34,820	105,153
	3,718,060	4,020,800
Cost of shares redeemed:
Class R	(107,145,481)	(17,246,112)
Class R4	(27,613)	(6,151,923)
	(107,173,094)	(23,398,035)
Net increase (decrease) in net assets resulting from capital share transactions	(102,644,463)	(15,130,158)
Net increase (decrease) in net assets	(92,612,985)	18,800,978
Net assets:
Beginning of year	154,651,467	135,850,489
End of year	$62,038,482	$154,651,467
Capital share transactions - shares:
Shares issued:
Class R	77,095	463,255
Class R4	5,144	8,153
	82,239	471,408
Shares reinvested:
Class R	387,831	444,945
Class R4	3,655	11,935
	391,486	456,880
Shares redeemed:
Class R	(10,594,542)	(1,916,040)
Class R4	(2,907)	(681,798)
	(10,597,449)	(2,597,838)
Net increase (decrease) in shares outstanding:
Class R	(10,129,616)	(1,007,840)
Class R4	5,892	(661,710)
	(10,123,724)	(1,669,550)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.74	$7.74	$8.60	$12.49	$10.12
Investment operations:
Net investment income (loss) (A)	0.22	0.10	0.06	0.72	0.23
Net realized and unrealized gain (loss)	1.45	2.14	0.21	(3.17)	3.37
Total investment operations	1.67	2.24	0.27	(2.45)	3.60
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.11)	(0.06)	(0.76)	(0.25)
Net realized gains	(0.35)	(0.13)	(1.07)	(0.68)	(0.98)
Total dividends and/or distributions to shareholders	(0.63)	(0.24)	(1.13)	(1.44)	(1.23)
Net asset value, end of year	$10.78	$9.74	$7.74	$8.60	$12.49
Total return	18.03%	29.25%	3.38%	(22.09)%	37.55%
Ratio and supplemental data:
Net assets end of year (000’s)	$61,425	$154,154	$130,323	$139,118	$201,847
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.17%	1.15%	0.75%	7.31%	2.00%
Portfolio turnover rate	166%	23%	19%	30%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.77	$7.76	$8.62	$12.51	$10.13
Investment operations:
Net investment income (loss) (A)	0.29	0.21	0.08	0.71	0.26
Net realized and unrealized gain (loss)	1.40	2.04	0.22	(3.14)	3.38
Total investment operations	1.69	2.25	0.30	(2.43)	3.64
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.11)	(0.09)	(0.78)	(0.28)
Net realized gains	(0.35)	(0.13)	(1.07)	(0.68)	(0.98)
Total dividends and/or distributions to shareholders	(0.66)	(0.24)	(1.16)	(1.46)	(1.26)
Net asset value, end of year	$10.80	$9.77	$7.76	$8.62	$12.51
Total return	18.32%	29.39%	3.65%	(21.84)%	37.96%
Ratio and supplemental data:
Net assets end of year (000’s)	$613	$497	$5,527	$5,451	$6,911
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	2.91%	2.34%	0.98%	7.21%	2.21%
Portfolio turnover rate	166%	23%	19%	30%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Long Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions,
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$62,038,482	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2026
Class R4	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R	$28,738	$29,784	$14,831	$73,353
Class R4	1,605	802	160	2,567
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$41	$4
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$125,614,480	$232,472,135
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$56,333,418	$6,436,938	$(700,223)	$5,736,715
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,654,375	$—	$2,063,685	$—	$1,798,920	$—	$2,221,880	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$—	$—	$17,172,945	$—	$—	$—	$5,736,715
9. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation Long Horizon
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation Long Horizon (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $716,100 of qualified dividend income.
For corporate shareholders, 25% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $2,063,685 for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 319,461	$29,122
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation Long Horizon (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class R Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of four Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation - Long Horizon, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA LONG HRZN 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Asset Allocation Short Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.2%
Transamerica International Equity, Class I3 (A)	5,606	$ 144,073
Money Market Fund - 0.2%
Transamerica Government Money Market, Class I3, 3.58% (A)(B)	12,626	12,626
U.S. Equity Funds - 8.7%
Transamerica Large Growth, Class I3 (A)	12,989	222,110
Transamerica Large Value Opportunities, Class I3 (A)	21,357	209,299
Transamerica Small Cap Growth, Class I3 (A)	10,887	66,954
Transamerica Small Cap Value, Class I3 (A)	13,194	68,215
		566,578
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 89.0%
Transamerica Core Bond, Class I3 (A)	330,103	$ 2,881,803
Transamerica High Yield Bond, Class I3 (A)	86,612	714,546
Transamerica Inflation Opportunities, Class I3 (A)	110,684	1,099,093
Transamerica Short-Term Bond, Class I3 (A)	114,735	1,137,023
		5,832,465
Total Investment Companies (Cost $6,362,493)		6,555,742
Total Investments (Cost $6,362,493)		6,555,742
Net Other Assets (Liabilities) - (0.1)%		(3,383)
Net Assets - 100.0%		$ 6,552,359
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,555,742	$—	$—	$6,555,742
Total Investments	$6,555,742	$—	$—	$6,555,742
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Affiliated investments, at value (cost $6,362,493)	$6,555,742
Receivables and other assets:
Affiliated investments sold	27,075
Dividends from affiliated investments	18,593
Total assets	6,601,410
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	32,304
Shares of beneficial interest redeemed	13,354
Investment management fees	566
Distribution and service fees	2,827
Total liabilities	49,051
Net assets	$6,552,359
Net assets consist of:
Paid-in capital	$15,970,702
Total distributable earnings (accumulated losses)	(9,418,343)
Net assets	$6,552,359
Net assets by class:
Class R	$6,542,945
Class R4	9,414
Shares outstanding (unlimited shares, no par value):
Class R	757,028
Class R4	1,096
Net asset value per share: (A)
Class R	$8.64
Class R4	8.59

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income from affiliated investments	$644,079
Total investment income	644,079
Expenses:
Investment management fees	19,474
Distribution and service fees:
Class R	81,089
Class R4	24
Total expenses before waiver and/or reimbursement and recapture	100,587
Expenses waived and/or reimbursed:
Class R	(3,243)
Class R4	(4)
Recapture of previously waived and/or reimbursed fees:
Class R4	1
Net expenses	97,341
Net investment income (loss)	546,738
Net realized gain (loss) on:
Affiliated investments	(3,730,439)
Capital gain distributions received from affiliated investment companies	80,197
Net realized gain (loss)	(3,650,242)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,701,139
Net realized and change in unrealized gain (loss)	50,897
Net increase (decrease) in net assets resulting from operations	$597,635
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$546,738	$2,525,836
Net realized gain (loss)	(3,650,242)	(1,116,919)
Net change in unrealized appreciation (depreciation)	3,701,139	7,198,015
Net increase (decrease) in net assets resulting from operations	597,635	8,606,932
Dividends and/or distributions to shareholders:
Class R	(788,619)	(2,545,024)
Class R4	(1,523)	(6,515)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(790,142)	(2,551,539)
Capital share transactions:
Proceeds from shares sold:
Class R	574,043	1,142,434
Class R4	1,762	273,318
	575,805	1,415,752
Dividends and/or distributions reinvested:
Class R	788,619	2,545,024
Class R4	1,523	6,515
	790,142	2,551,539
Cost of shares redeemed:
Class R	(67,068,322)	(11,699,989)
Class R4	(5,383)	(669,751)
	(67,073,705)	(12,369,740)
Net increase (decrease) in net assets resulting from capital share transactions	(65,707,758)	(8,402,449)
Net increase (decrease) in net assets	(65,900,265)	(2,347,056)
Net assets:
Beginning of year	72,452,624	74,799,680
End of year	$6,552,359	$72,452,624
Capital share transactions - shares:
Shares issued:
Class R	65,236	126,510
Class R4	205	30,301
	65,441	156,811
Shares reinvested:
Class R	94,304	281,256
Class R4	184	725
	94,488	281,981
Shares redeemed:
Class R	(7,338,203)	(1,301,292)
Class R4	(640)	(74,849)
	(7,338,843)	(1,376,141)
Net increase (decrease) in shares outstanding:
Class R	(7,178,663)	(893,526)
Class R4	(251)	(43,823)
	(7,178,914)	(937,349)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.13	$8.43	$8.72	$10.75	$10.54
Investment operations:
Net investment income (loss) (A)	0.30	0.30	0.29	0.33	0.28
Net realized and unrealized gain (loss)	0.27	0.71	(0.17)	(1.76)	0.35
Total investment operations	0.57	1.01	0.12	(1.43)	0.63
Dividends and/or distributions to shareholders:
Net investment income	(1.06)	(0.31)	(0.28)	(0.32)	(0.28)
Net realized gains	—	—	(0.13)	(0.28)	(0.14)
Total dividends and/or distributions to shareholders	(1.06)	(0.31)	(0.41)	(0.60)	(0.42)
Net asset value, end of year	$8.64	$9.13	$8.43	$8.72	$10.75
Total return	6.86%	12.01%	1.33%	(13.92)%	6.10%
Ratio and supplemental data:
Net assets end of year (000’s)	$6,543	$72,441	$74,419	$82,354	$114,974
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.37%	3.34%	3.29%	3.37%	2.63%
Portfolio turnover rate	407%	24%	33%	29%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.18	$8.43	$8.72	$10.75	$10.54
Investment operations:
Net investment income (loss) (A)	0.36	0.31	0.31	0.35	0.31
Net realized and unrealized gain (loss)	0.23	0.72	(0.17)	(1.75)	0.35
Total investment operations	0.59	1.03	0.14	(1.40)	0.66
Dividends and/or distributions to shareholders:
Net investment income	(1.18)	(0.28)	(0.30)	(0.35)	(0.31)
Net realized gains	—	—	(0.13)	(0.28)	(0.14)
Total dividends and/or distributions to shareholders	(1.18)	(0.28)	(0.43)	(0.63)	(0.45)
Net asset value, end of year	$8.59	$9.18	$8.43	$8.72	$10.75
Total return	7.15%	12.26%	1.59%	(13.69)%	6.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$9	$12	$381	$450	$565
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	4.20%	3.45%	3.55%	3.62%	2.86%
Portfolio turnover rate	407%	24%	33%	29%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Short Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$6,552,359	100.00%
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2026
Class R4	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R	$16,050	$15,102	$3,243	$34,395
Class R4	115	59	4	178
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the year ended October 31, 2025, there were no transfer agent fees paid or due to TFS.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$68,678,335	$135,307,718
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$7,116,654	$(525,707)	$(35,205)	$(560,912)
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$8,887,478
During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$790,142	$—	$—	$—	$2,551,539	$—	$—	$—
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$30,047	$—	$—	$(8,887,478)	$—	$—	$(560,912)
9. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation Short Horizon
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation Short Horizon (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $9,050 of qualified dividend income.
For corporate shareholders, 1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 3,318	$303
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation Short Horizon (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation - Short Horizon, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s fee structure reflected an appropriate
Transamerica Funds
Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886756 AA SHORT HRZN 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The registrant’s code of ethics is attached hereto.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	January 6, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	January 6, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer